Securities Act Registration No. 333-
                                    Investment Company Registration No.   811-

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-2

           [X] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           [ ]    Pre-Effective Amendment No. __
                           [ ]    Post-Effective Amendment No. __

                                  and/or

       [X] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                           [ ]    Amendment No. __

                          _____________________________

                     DREYFUS GLOBAL DIVERSIFIED INCOME FUND
               (Exact Name of Registrant as Specified in Charter)

                          _____________________________

                           C/O THE DREYFUS CORPORATION
                                 200 PARK AVENUE
                            NEW YORK, NEW YORK 10166
                    (Address of Principal Executive Offices)

                                 (212) 922-6000
              (Registrant's Telephone Number, including Area Code)

                           MICHAEL A. ROSENBERG, ESQ.
                             THE DREYFUS CORPORATION
                                 200 PARK AVENUE
                            NEW YORK, NEW YORK 10167
                     (Name and Address of Agent for Service)

                          _____________________________

                                 With Copies to:
                              DAVID STEPHENS, ESQ.
                          STROOCK & STROOCK & LAVAN LLP
                                 180 MAIDEN LANE
                            NEW YORK, NEW YORK 10038


                          _____________________________

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended (the "Securities Act"), other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

                          _____________________________


            CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT

                                    PROPOSED MAXIMUM    PROPOSED MAXIMUM     AMOUNT OF
TITLE OF SECURITIES  AMOUNT BEING   OFFERING PRICE PER  AGGREGATE OFFERING  REGISTRATION
 BEING REGISTERE D   REGISTERED*          UNIT                PRICE            FEE
------------------------------------------------------------------------------------------
COMMON SHARES,             50,000        $20.00          $1,000,000          $30.70
$.001 PAR VALUE            SHARES
------------------------ --------------------- --------------------------------



*  Estimated solely for the purpose of calculating the registration fee.

                                           _____________________________

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE SECURITIES AND EXCHANGE COMMISSION, ACTING PURSUANT TO SAID
SECTION 8(A), MAY DETERMINE.


                  SUBJECT TO COMPLETION, DATED AUGUST 10, 2007
PROSPECTUS
                                                     Shares

                                     [LOGO]

                     DREYFUS GLOBAL DIVERSIFIED INCOME FUND

                                  COMMON SHARES
                                   $ PER SHARE
________________________________________________________________________________

     INVESTMENT OBJECTIVES. Dreyfus Global Diversified Income Fund (the "Fund") is a newly organized, non-diversified, closed-end management investment company. The Fund's primary investment objective is high current income, with capital appreciation as its secondary objective. The Fund seeks to achieve its investment objectives by investing primarily in fixed-income securities of U.S. and non-U.S. issuers.

     NO PRIOR HISTORY. Because the Fund is newly organized, its common shares have no history of public trading. SHARES OF CLOSED-END INVESTMENT COMPANIES FREQUENTLY TRADE AT A DISCOUNT FROM THEIR NET ASSET VALUE, WHICH CREATES A RISK OF LOSS FOR INVESTORS WHEN THEY SELL SHARES PURCHASED IN THE INITIAL PUBLIC OFFERING.

                                                  (CONTINUED ON FOLLOWING PAGE)
________________________________________________________________________________

     INVESTING IN THE FUND'S COMMON SHARES INVOLVES CERTAIN RISKS THAT ARE DESCRIBED IN THE "RISK FACTORS" SECTION BEGINNING ON PAGE OF THIS PROSPECTUS.

                                                   PER SHARE         TOTAL(1)
                                              ----------------- ---------------
                                              ----------------- ---------------
Public offering price                          $                 $
Sales load                                     $                 $
Estimated offering costs(2)                    $                 $
Proceeds, after expenses, to the Fund          $                 $
__________

(1) The Fund has granted the underwriters an option to purchase up to additional common shares at the public offering price less the sales load, solely to cover over-allotments, if any. If such option is exercised in full, the total public offering price, sales load, estimated organizational expenses and offering costs and proceeds to the Fund will be $ , $ , $ and $ , respectively. See "Underwriting."

(2) Total organizational expenses and offering costs (other than the sales load) are estimated to be $ or $ per share. The Dreyfus Corporation, the Fund's investment manager, has agreed to reimburse all organizational expenses of the Fund and to pay offering costs of the Fund (other than the sales load) that exceed $ per common share.

     NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     Delivery of the common shares will be made on or about              , 2007.
     ___________________________________________________________________________

                        THE DATE OF THIS PROSPECTUS IS .

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFEER IS NOT PERMITTED.

(CONTINUED FROM PREVIOUS PAGE)

PORTFOLIO CONTENTS. The Fund seeks to achieve its investment objectives by investing primarily in fixed-income securities of U.S. and non-U.S. issuers. The Fund's fixed-income investments may include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, loan participation interests, convertible securities, eurodollar and Yankee dollar instruments, preferred stocks, repurchase agreements and money market instruments. The Fund also may own warrants and common stock acquired in "units" with bonds.

     The Fund's portfolio managers typically allocate the Fund's managed assets among the following sectors of the U.S. and non-U.S. fixed-income markets:

     o    below investment grade (high yield) corporate bonds
     o    U.S. dollar denominated emerging market bonds
     o    local currency denominated emerging market bonds
     o    tender option bonds

     The Fund's portfolio managers normally allocate between 5% to 60% of the Fund's managed assets to each of these sectors, but have the flexibility to allocate below 5% of the Fund's managed assets to any sector based on the portfolio managers' judgment of market conditions. Under normal market conditions, the Fund will invest significantly (at least 40% of the Fund's managed assets--unless market conditions are not deemed favorable by the Fund's sub-investment adviser, in which case the Fund would invest at least 30% of its managed assets) in foreign securities, which include those issued by companies organized or located outside the United States or doing a substantial amount of business outside the United States, or those issued or guaranteed by governments other than the U.S. government or by foreign supranational entities. These securities include those of issuers located in emerging market countries. Countries considered to be "emerging markets" are those countries included in the J.P. Morgan Emerging Markets Bond Index Plus, which currently includes Argentina, Brazil, Bulgaria, Colombia, Ecuador, Egypt, Malaysia, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, South Africa, Turkey, Ukraine and Venezuela, as well as any other country the sub-investment adviser believes has an emerging economy or market.

     INVESTMENT MANAGER AND SUB-INVESTMENT ADVISER. The Dreyfus Corporation will be the Fund's investment manager, and Standish Mellon Asset Management Company LLC will be the Fund's sub-investment adviser responsible for implementation of the Fund's investment strategy.

     LEVERAGE. The Fund intends to seek to enhance its dividend yield through leverage by issuing preferred shares or through borrowings. See "Use of Leverage--Leverage Risks."

     The Fund expects its common shares to be listed on the New York Stock Exchange, subject to notice of issuance, under the symbol " ."

     You should read this prospectus, which contains important information about the Fund, before deciding whether to invest in the Fund's common shares and retain it for future reference. A statement of additional information (the "SAI"), dated , containing additional information about the Fund, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated by reference in its entirety into this prospectus. You may request a free copy of the SAI, the table of contents of which is on page of this prospectus, the Fund's annual and semi-annual reports to shareholders when available, and other information about the Fund, and make shareholder inquiries by calling . . , by writing to the Fund at 200 Park Avenue, New York, New York 10166, or by visiting www.dreyfus.com. You also may obtain a copy of the SAI (and other information regarding the Fund) from the Commission's website (www.sec.gov).

     The Fund's common shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.


________________________________________________________________________________

                                TABLE OF CONTENTS

Prospectus Summary
Summary of Fund Expenses
The Fund
Use of Proceeds
Investment Objectives and Principal Investment Strategies
Use of Leverage
Risk Factors
How the Fund Manages Risk
Management of the Fund
Dividends and Distributions
Closed-End Structure
Repurchase of Shares
Possible Conversion to Open-End Fund Status
Taxation
Net Asset Value
Description of Shares
Certain Provisions of the Declaration of Trust and By-Laws
Underwriting
Custodian, Transfer Agent and Dividend Disbursing Agent
Legal Opinions
Table of Contents for the Statement of Additional Information
________________________________________________________________________________


     YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR INCORPORATED BY REFERENCE IN THIS PROSPECTUS. THE FUND HAS NOT, AND THE UNDERWRITERS HAVE NOT, AUTHORIZED ANYONE TO PROVIDE YOU WITH DIFFERENT INFORMATION. IF ANYONE PROVIDES YOU WITH DIFFERENT OR INCONSISTENT INFORMATION, YOU SHOULD NOT RELY ON IT. THE FUND IS NOT, AND THE UNDERWRITERS ARE NOT, MAKING AN OFFER OF THESE SECURITIES IN ANY STATE WHERE THE OFFER IS NOT PERMITTED. YOU SHOULD NOT ASSUME THAT THE INFORMATION CONTAINED IN THIS PROSPECTUS IS ACCURATE AS OF ANY DATE OTHER THAN THE DATE ON THE FRONT OF THIS PROSPECTUS. THE FUND'S PROSPECTS AND, AFTER IT COMMENCES INVESTMENT OPERATIONS, ITS BUSINESS, FINANCIAL CONDITION AND RESULTS OF OPERATIONS, EACH MAY HAVE CHANGED SINCE THE DATE ON THE FRONT OF THIS PROSPECTUS. THE FUND WILL AMEND THIS PROSPECTUS IF THERE ARE ANY MATERIAL CHANGES TO THE INFORMATION PROVIDED SUBSEQUENT TO THE DATE OF THE PROSPECTUS AND PRIOR TO COMPLETION OF THIS OFFERING.


________________________________________________________________________________

                               PROSPECTUS SUMMARY

     THIS IS ONLY A SUMMARY. THIS SUMMARY MAY NOT CONTAIN ALL OF THE INFORMATION THAT YOU SHOULD CONSIDER BEFORE INVESTING IN THE FUND'S COMMON SHARES. YOU SHOULD REVIEW THE MORE DETAILED INFORMATION CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI"), ESPECIALLY THE INFORMATION SET FORTH UNDER THE HEADING "RISK FACTORS."

THE FUND Dreyfus Global Diversified Income Fund (the "Fund") is a newly organized, non-diversified, closed-end management investment company.

THE OFFERING                       The Fund is offering common shares of
                                   beneficial interest ("common shares") at an initial offering price of $ per share. The common shares are being offered by a group of underwriters led by . You must purchase at least 100 common shares ($ ) in order to participate in the offering. The Fund has granted the underwriters the right to purchase up to an additional common shares at the public offering price, less the sales load, within 45 days from the date of this prospectus to cover over-allotments. The
                                   Dreyfus Corporation, the Fund's investment manager (the "Investment Manager" or
                                   "Dreyfus"), has agreed to reimburse all
                                   organizational expenses of the Fund and to pay offering costs of the Fund (other than sales load) that exceed $ per share. See
                                   "Underwriting."

INVESTMENT OBJECTIVES AND
PRINCIPAL INVESTMENT STRATEGIES    The Fund's primary investment objective is
                                   high current income, with capital
                                   appreciation as its secondary objective.
                                   These objectives may be changed without
                                   shareholder approval. There can be no
                                   assurance that the Fund will achieve its investment objectives.

                                   The Fund seeks to achieve its investment objectives by investing primarily in fixed-income securities of U.S. and non-U.S. issuers. The Fund's fixed-income investments may include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, loan participation interests, convertible securities, eurodollar and Yankee dollar instruments, preferred stocks, repurchase agreements and money market instruments. The Fund also may own warrants and common stock acquired in "units" with bonds.

                                   The Fund's portfolio managers typically
                                   allocate the Fund's managed assets among the following sectors of the U.S. and non-U.S. fixed-income markets:

                                   o    below investment grade (high yield)
                                        corporate bonds
                                   o    U.S. dollar denominated emerging market
                                        bonds
                                   o    local currency denominated emerging
                                        market bonds
                                   o    tender option bonds

                                   The Fund's portfolio managers normally
                                   allocate between 5% to 60% of the Fund's managed assets to each of these sectors, but have the flexibility to allocate below 5% of the Fund's managed assets to any sector based on the portfolio managers' judgment of market conditions. Under normal market conditions, the Fund will invest significantly (at least 40% of the Fund's managed assets--unless market conditions are not deemed favorable by Standish Mellon Asset Management Company LLC, the Fund's sub-investment adviser (the "Sub-Adviser"), in which case the Fund would invest at least 30% of its managed assets) in foreign securities, which include those issued by companies organized or located outside the United States or doing a substantial amount of business outside the United States, or those issued or guaranteed by governments other than the U.S. government or by foreign supranational entities. These securities include those of issuers located in emerging market countries. Countries considered to be "emerging markets" are those countries included in the J.P. Morgan Emerging Markets Bond Index Plus, which currently includes Argentina, Brazil, Bulgaria, Colombia, Ecuador, Egypt, Malaysia, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, South Africa, Turkey, Ukraine and Venezuela, as well as any other country the Sub-Adviser believes has an emerging economy or market. The Fund's "managed assets" are equal to the net asset value of the Fund's common shares plus the liquidation value of any preferred shares and the principal amount of any outstanding borrowings used for leverage.

                                   The Sub-Adviser performs a "top down"
                                   quantitative and macroeconomic analysis that guides asset allocation among sectors, industries and positioning of the yield curve. Using fundamental analysis, the Sub-Adviser seeks to identify individual securities with high current income, as well as appreciation potential, based on relative value, credit upgrade probability and other metrics. To select securities for the Fund, the Sub-Adviser also conducts extensive research into the credit history and current financial strength of the issuers of these securities. The Sub-Adviser also examines such factors as maturity of the securities, the long-term outlook for the industry in which an issuer operates, the economy and the bond market. The Fund may invest in or have exposure to fixed-income investments of any maturity or duration.

                                   The Fund normally will invest in domestic and foreign high yield securities for either current income or capital appreciation or both. These securities are rated below investment grade--Ba or lower by Moody's Investors Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Ratings Services ("Standard & Poor's") or Fitch Ratings ("Fitch"), or are unrated securities of comparable quality as determined by the Sub-Adviser. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative with respect to the issuer's capacity to pay interest and repay principal. They involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher rated securities.

                                   The Fund normally will invest in residual interest municipal tender option bonds, which represent beneficial interests in a special purpose trust formed for the purpose of holding municipal bonds and issuing short-term floating rate interests (which are sold to third party investors) and the residual interests which would be held by the Fund. By investing in these residual interests, the Fund will seek to benefit from the spread between long-term municipal bond rates and the short-term tax-exempt rates that determine the interest that must be paid by the trust to the holders of the short-term floating rate interests. The Fund also intends to enter into interest rate hedging transactions to minimize the impact of changing interest rates on the principal value of the municipal bonds held in the special purpose trust.

                                   In addition to the interest rate hedging transactions used in connection with the Fund's investments in tender option bonds, the Sub-Adviser may use various techniques and derivative instruments to lengthen or shorten the effective duration of the Fund's portfolio and may also use derivatives as part of other issuer, market, currency and/or interest rate hedging strategies (including hedging interest rate exposure of the Fund's leveraged strategy), as a substitute for taking a position in an underlying asset or to increase returns. These derivative instruments may include, among others, futures, options and forward contracts and swap agreements, such as interest rate swaps, total return swaps and credit default swaps.

                                   To enhance current income, the Fund also may engage in a series of purchase and sale contracts or forward roll transactions in which the Fund sells a mortgage-related security, for example, to a financial institution and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed-upon price. The Fund also may make forward commitments in which the Fund agrees to buy or sell a security in the future at a price agreed upon today.

                                   See "Investment Objectives and Principal
                                   Investment Strategies--Principal Investment
                                   Strategies."

USE OF LEVERAGE                    The Fund intends to seek to enhance its
                                   dividend yield through leverage by issuing preferred shares or through borrowings. The
                                   Fund could engage in leverage up to the
                                   maximum permitted by the Investment Company
                                   Act of 1940, as amended (the "1940 Act"). The
                                   Fund also may borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions, which might require untimely dispositions of Fund securities.

                                   There is no assurance that the Fund will utilize leverage or, if leverage is utilized, that it will be successful in enhancing its dividend yield. The net asset value of the Fund's common shares may be reduced by the issuance costs of any leverage. Through leveraging, the Fund will seek to obtain a higher return for holders of common shares ("common shareholders") than if the Fund did not use leverage. Leverage is a speculative technique and there are special risks and costs associated with leverage. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed. See "Use of Leverage--Leverage Risks."

                                   So long as the Fund is able to realize a higher net return on its investment portfolio than the then current cost of any leverage and other related expenses, the effect of the leverage will be to cause common shareholders to realize higher current net investment income than if the Fund were not so leveraged. On the other hand, to the extent that the then current cost of any leverage, together with other related expenses, approaches the net return on the Fund's investment portfolio, the benefit of leverage to common shareholders will be reduced, and if the then current cost of any leverage were to exceed the net return on the Fund's portfolio, the Fund's leveraged capital structure would result in a lower rate of return to common shareholders than if the Fund were not so leveraged. See "Use of Leverage--Leverage Risks."

                                   If the Fund engages in leverage, the Fund may enter into interest rate swap or cap transactions as to all or a portion of the Fund's leverage to seek to reduce interest rate risk. The use of interest rate swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund would agree to pay to the other party to such swap (which is known as the "counterparty") a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment that is intended to approximate the Fund's variable rate payment obligation on leverage. See "Use of Leverage--Interest Rate Transactions." INVESTMENT MANAGER AND SUB-ADVISER The Dreyfus Corporation will be the Fund's investment manager, and Standish Mellon Asset Management Company LLC will be the Fund's sub-investment adviser responsible for implementation of the Fund's investment strategy. The Sub-Adviser is responsible on a day-to-day basis for investment of the Fund's portfolio in accordance with the Fund's investment objectives and policies.

                                   Founded in 1947, Dreyfus manages
                                   approximately $201 billion in approximately
                                   180 mutual fund portfolios. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation ("BNY Mellon"), a global financial services company focused on helping clients move and manage their financial assets, operating in 37 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing superior asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. It has more than $18 trillion in assets under custody and administration and $1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com. The Sub-Adviser was founded in 1933 and manages more than $[161] billion in assets for institutional and individual investors in the U.S. and abroad. The Sub-Adviser is a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus.

                                   The Fund has agreed to pay the Investment
                                   Manager a monthly investment management fee computed at the annual rate of ___% of the value of the Fund's average weekly managed assets (i.e., the net asset value of common shares plus the liquidation preference of any preferred shares and the principal amount of any outstanding borrowings used for leverage). [The Investment Manager has contractually agreed to waive a portion of its investment management fee in the amount of __% of the value of the Fund's average weekly managed assets for the first year of the Fund's operations (through ).] See "Management of the Fund--Investment Management Agreement." If the Fund utilizes leverage, the fees paid to the Investment Manager (and the Sub-Adviser) for investment advisory and management services will be higher than if the Fund did not utilize leverage because the fees paid will be calculated based on the Fund's managed assets, which include the net asset value of the common shares, the liquidation preference of any preferred shares and the principal amount of any outstanding borrowings used for leverage. The Fund's investment management fees and other expenses are paid only by the common shareholders, and not by holders of the preferred shares. See "Use of Leverage." LISTING The Fund expects its common shares to be listed on the New York Stock Exchange (the "NYSE"), subject to notice of issuance, under the symbol " ."

DIVIDENDS AND DISTRIBUTIONS        The Fund intends to distribute all or a
                                   portion of its net investment income monthly to common shareholders. The Fund is not required to maintain a stable level of distributions to shareholders. For federal income tax purposes, the Fund is required to distribute substantially all of its net investment income each year both to reduce its federal income tax liability and to avoid a potential excise tax. The Fund intends to distribute all net realized capital gains, if any, at least annually. Dividends and distributions are taxable to shareholders for federal income tax purposes whether they are reinvested in shares of the Fund or received in cash.

                                   The yield on the Fund's common shares will vary from period to period depending on factors including, but not limited to, market conditions, the timing of the Fund's investment in portfolio securities, the securities comprising the Fund's portfolio, changes in interest rates including changes in the relationship between short-term rates and long-term rates, the Fund's net assets and its operating expenses. Consequently, the Fund cannot guarantee any particular yield on its shares and the yield for any given period is not an indication or representation of future yields on the Fund's shares.

                                   The Fund has a dividend reinvestment plan
                                   (the "Plan") commonly referred to as an
                                   "opt-out" plan. Each common shareholder who participates in the plan will have all distributions of dividends and capital gains automatically reinvested in additional common shares. Common shareholders who elect not to participate in the Plan will receive all distributions in cash. Common shareholders whose shares are held in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan. See "Dividends and Distributions--Dividend Reinvestment Plan" and "Taxation."

RISK FACTORS                       GENERAL. The Fund is a newly organized,
                                   non-diversified, closed-end management
                                   investment company designed primarily as a long-term investment and not as a trading tool. The Fund seeks to achieve its investment objectives by investing primarily in fixed-income securities of U.S. and non-U.S. issuers. An investment in the Fund's common shares may be speculative and it involves a high degree of risk. The Fund should not constitute a complete investment program. Due to the uncertainty in all investments, there can be no assurance that the Fund will achieve its investment objectives.

                                   NO OPERATING HISTORY. The Fund has no
                                   operating history and its shares have no history of public trading.

                                   RISK OF MARKET PRICE DISCOUNT FROM NET ASSET
                                   VALUE. Shares of closed-end funds frequently trade at a market price that is below their net asset value. This is commonly referred to as "trading at a discount." This characteristic of shares of closed-end funds is a risk separate and distinct from the risk that the Fund's net asset value may decrease. Investors who sell their shares within a relatively short period after completion of the public offering are likely to be exposed to this risk. Accordingly, the Fund is designed primarily for long-term investors and should not be considered a vehicle for trading purposes. Net asset value will be reduced following the offering by the sales load and the amount of organizational expenses and offering costs paid by the Fund and immediately following any offering of preferred shares by the costs of that offering paid by the Fund. See "Risk Factors--Risk of Market Price Discount From Net Asset Value."

                                   FIXED-INCOME SECURITIES RISK. Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuer. Certain securities that may be purchased by the Fund, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuer.

                                   HIGH YIELD SECURITIES RISK. Investments in high yield securities involve substantial risk of loss. Below investment grade non-convertible debt securities or comparable unrated securities are commonly referred to as "junk bonds" and are considered predominantly speculative with respect to the issuer's ability to pay interest and repay principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield securities tend to be very volatile, and those securities are less liquid than investment grade debt securities. For these reasons, your investment in the Fund is subject to the following specific risks:

                                   o    increased price sensitivity to changing
                                        interest rates and to a deteriorating
                                        economic environment;
                                   o    greater risk of loss due to default or
                                        declining credit quality;
                                   o adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments; and
                                   o    if a negative perception of the high
                                        yield market develops, the price and
                                        liquidity of high yield securities may
                                        be depressed, which may last for a
                                        significant period of time.

                                   Adverse changes in economic conditions are more likely to lead to a weakened capacity of a high yield issuer to make principal payments and interest payments than of an investment grade issuer. The principal amount of high yield securities outstanding has proliferated in the past decade as an increasing number of issuers have used high yield securities for corporate financing. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity.

                                   The secondary market for high yield
                                   securities may not be as liquid as the
                                   secondary market for more highly rated
                                   securities, a factor which may have an
                                   adverse effect on the Fund's ability to
                                   dispose of a particular security or
                                   securities. There are fewer dealers in the market for high yield securities than for investment grade obligations. The prices quoted by different dealers may vary significantly and the spread between the bid and asked price is generally much larger than for higher quality instruments. Under adverse market or economic conditions, the secondary market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer, and these instruments may become illiquid. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under those circumstances, may be less than the prices used in calculating the Fund's net asset value. See "Risk Factors -- High Yield Securities Risk."

                                   INTEREST RATE RISK. If interest rates go up, the value of debt securities in the Fund's portfolio generally will decline. Debt securities frequently have call features that allow the issuer to repurchase the securities prior to their stated maturity. During periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security. See "Risk Factors -- Interest Rate Risk."

                                   MARKET SECTOR RISK. The Fund's overall risk level will depend on the market sectors in which the Fund is invested and the current interest rate, liquidity and credit quality of such sectors. The Fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the Fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors. To the extent the Fund's investments are concentrated in the high yield sector and/or emerging markets sector, the Fund's performance could be more volatile than the performance of funds with investments that are not concentrated in these sectors.

                                   FOREIGN SECURITIES AND EMERGING MARKETS RISK. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the Fund invests a significant portion of its non-U.S. investments in one region or in the securities of emerging market issuers. These risks may include:

                                   o    less information about non-U.S. issuers
                                        or markets may be available due to less
                                        rigorous disclosure or accounting
                                        standards or regulatory practices;

                                   o    many non-U.S. markets are smaller, less
                                        liquid and more volatile so that in a
                                        changing market, the Sub-Adviser may not be able to sell the Fund's portfolio securities at times, in amounts and at prices it considers reasonable;

                                   o    an adverse effect of currency exchange
                                        rates or controls on the value of the
                                        Fund's investments;

                                   o    the economies of non-U.S. countries may
                                        grow at slower rates than expected or
                                        may experience a downturn or recession;

                                   o    economic, political and social
                                        developments may adversely affect the
                                        securities markets, including
                                        expropriation and nationalization;

                                   o the difficulty in obtaining or enforcing a court judgment in non-U.S. countries;

                                   o    restrictions on investments by
                                        foreigners;

                                   o    difficulties in effecting the
                                        repatriation of capital invested in
                                        non-U.S. countries; and

                                   o withholding and other non-U.S. taxes may decrease the Fund's return.

                                   See "Risk Factors -- Foreign Securities and
                                   Emerging Markets Risk."

                                   CURRENCY RISK. The value of securities
                                   denominated or quoted in foreign currencies may be adversely affected by fluctuations in relative currency exchange rates and by exchange control regulations. The Fund's investment performance may be negatively affected by a devaluation of a currency in which the Fund's investments are denominated or quoted. See "Risk Factors -- Currency Risk."

                                   RISK OF FOREIGN GOVERNMENT OBLIGATIONS AND
                                   SECURITIES OF SUPRANATIONAL ENTITIES.
                                   Investing in foreign sovereign debt
                                   securities in emerging market countries
                                   creates exposure to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. The ability and willingness of sovereign obligors in developing and emerging market countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Certain countries in which the Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment. Many of these countries also are characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole and its government's policy towards the International Monetary Fund, the International Bank for Reconstruction and Development (the "World Bank") and other international agencies. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations also will be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A governmental obligor may default on its obligations. Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors, in the past, have experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. See "Risk Factors -- Risk of Foreign Government Obligations and Securities of Supranational Entities."

                                   VARIABLE AND FLOATING RATE SECURITIES RISK.
                                   The Fund may invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, although the Fund will participate in any declines in interest rates as well. The Fund also may invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed or inversely to a multiple of the applicable index. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

                                   TENDER OPTION BONDS RISK. An investment in these securities typically will involve greater risk than an investment in a fixed rate municipal bond. Distributions on the residual interests will bear an inverse relationship to short-term municipal bond interest rates. Distributions on the residual interests paid to the Fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. The greater the amount of short-term floating rate interests sold relative to the residual interests, the more volatile the distributions on the residual interests will be. The value of a residual interest municipal tender option bond also is generally more volatile than that of a fixed rate municipal bond. In addition, the market for these residual interests may not be liquid, which increases the volatility of these derivative instruments and means that the Fund may not be able to sell them when it desires to do so. Investing in residual interests involves leveraging which may magnify the Fund's gains or losses. If the Fund invests in highly leveraged residual interest municipal tender option bonds, the Fund may lose money in excess of the amount of its investment, up to an amount equal to the value of the municipal bonds underlying the residual interests owned by the Fund. See "Risk Factors -- Tender Option Bonds Risk."

                                   PARTICIPATION INTERESTS RISK. Under the terms of a participation interest, which may involve other intermediate or agent parties, the Fund may be regarded as a creditor of an intermediate party in the loan arrangement (rather than of the original borrower), so that the Fund may have to assert its right against the intermediary (rather than the borrower), and may be subject to the risk that the intermediary may become insolvent and assets held by the agent party for the benefit of the Fund may be subject to the claims of the agent party's creditors. In such case, the Fund might incur certain costs and delays in realizing payment in connection with its participation interest or suffer a loss of principal and/or interest. See "Risk Factors -- Participation Interests Risk."

                                   RISK OF EURODOLLAR AND YANKEE DOLLAR
                                   INVESTMENTS. These investments involve risks that are different from investments in securities issued by U.S. issuers, including potential unfavorable political and economic developments, foreign withholding or other taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest.

                                   MORTGAGE-RELATED SECURITIES RISK. Certain residential mortgage-related securities are guaranteed as to the timely payment of principal and interest by the issuing entity, which guarantee may be backed by the full faith and credit of the United States. However, other residential mortgage-related securities in which the Fund may invest are not guaranteed in this manner.

                                   The mortgage-related securities in which the Fund may invest include collateralized mortgage obligations ("CMOs"). Each class of a CMO, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index, such as the London Interbank Offered Rate ("LIBOR") (or sometimes more than one index). The Fund also may invest in inverse floating rate CMOs. Inverse floating rate CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction to an applicable index such as LIBOR, which may result in a form of leverage. Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs. The markets for inverse floating rate CMOs with highly leveraged characteristics at times may be very thin. The Fund's ability to dispose of its positions in such securities will depend on the degree of liquidity in the markets for such securities.

                                   As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid. The loss of higher yielding, underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the Fund's potential price gain in response to falling interest rates, or reduce the Fund's yield. When interest rates rise, the effective duration of the Fund's mortgage-related and other asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or other assets. This is known as extension risk and would increase the Fund's sensitivity to rising rates and its potential for price declines. Moreover, with respect to certain stripped mortgage-backed securities in which the Fund may invest, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment even if the securities are rated in the highest rating category by a nationally recognized statistical rating organization.

                                   Adjustable-rate mortgages ("ARMs") generally provide for certain limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Negatively amortizing ARMs may provide limitations on changes in the required monthly payment. Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.

                                   See "Risk Factors--Mortgage-Related
                                   Securities Risk."

                                   COLLATERALIZED DEBT OBLIGATIONS. The Fund may invest in collateralized debt obligations ("CDOs"). If there are defaults or the CDO's collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Senior and mezzanine tranches are typically rated, with the former receiving ratings of A to AAA/Aaa and the latter receiving ratings of B to BBB/Baa. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.

                                   CONVERTIBLE SECURITIES RISK. The value of a convertible security is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (I.E., strictly on the basis of its yield) is sometimes referred to as its "investment value." A convertible security's investment value tends to decline as prevailing interest rate levels increase. Conversely, a convertible security's investment value tends to increase as prevailing interest rate levels decline.

                                   However, a convertible security's market value will also be influenced by its "conversion price," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. A convertible security's conversion price tends to increase as the price of the underlying common stock increases, and decrease as the price of the underlying common stock decreases. See "Risk Factors -- Convertible Securities Risk."

                                   COMMON AND PREFERRED STOCKS RISK. After other claims are satisfied, holders of a company's common stock participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Dividend payments for common stock generally are not guaranteed and may be discontinued by the issuer at its discretion or because of the issuer's inability to satisfy its liabilities. Further, an issuer's history of paying common stock dividends does not guarantee that it will continue to pay dividends in the future. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

                                   Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. The dividend on a preferred stock is a fixed payment which the corporation is not legally bound to pay. See "Risk Factors -- Common and Preferred Stocks Risk."

                                   DERIVATIVES AND OTHER STRATEGIC TRANSACTIONS
                                   RISK. Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund's performance. If the Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund's return or result in a loss. The Fund also could experience losses if its derivatives were poorly correlated with the underlying instruments or the Fund's other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

                                   Additionally, some derivatives the Fund may use involve leverage (e.g., an instrument linked to the value of a securities index may return income calculated as a multiple of the price movement of the underlying index). This economic leverage will increase the volatility of these instruments as they may increase or decrease in value more quickly than the underlying security, index, currency, futures contract, or other economic variable. The Fund may be required to segregate permissible liquid assets to cover its obligations relating to its purchase of derivative instruments.

                                   Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency that is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. In contrast, no clearing agency guarantees over-the-counter derivatives.
                                   Accordingly, the Sub-Adviser will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by the Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

                                   See "Risk Factors -- Derivatives and Other
                                   Strategic Transactions Risk."

                                   FORWARD COMMITMENTS. When purchasing a
                                   security on a forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. Because the Fund is not required to pay for these securities until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund is fully or almost fully invested when forward commitment purchases are outstanding, such purchases may result in a form of leverage. Leveraging the portfolio in this manner will increase the Fund's exposure to changes in interest rates and will increase the volatility of its returns. See "Risk Factors -- Forward Commitments."

                                   LIQUIDITY RISK. Illiquid securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. Investment of the Fund's assets in illiquid securities may restrict the Fund's ability to take advantage of market opportunities. The risks associated with illiquid securities may be particularly acute in situations in which the Fund's operations require cash and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid securities. See "Risk Factors -- Liquidity Risk."

                                   REPURCHASE AGREEMENTS RISK. The Fund bears a risk of loss if the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

                                   LEVERAGE RISK. The Fund intends to seek to enhance its dividend yield through leverage by issuing preferred shares or through borrowings and could engage in leverage up to the maximum permitted by the 1940 Act. Leverage is a speculative technique and there are special risks and costs associated with leveraging. If the Fund utilizes leverage, the fees paid to the Investment Manager (and the Sub-Adviser) for investment advisory and management services will be higher than if the Fund did not utilize leverage because the fees paid will be calculated based on the Fund's managed assets, which include the net asset value of the common shares, the liquidation preference of any preferred shares and the principal amount of any outstanding borrowings used for leverage. For a more detailed description of the risks associated with leverage, see "Use of Leverage -- Leverage Risks."

                                   INTEREST RATE TRANSACTIONS RISK. The Fund may enter into an interest rate swap or cap transaction to attempt to protect itself from increasing dividend or interest expenses resulting from increasing short-term interest rates on any leverage the Fund incurs. A decline in interest rates may result in a decline in the value of the swap or cap, which may result in a decline in the net asset value of the Fund. A sudden and dramatic decline in interest rates may result in a significant decline in the net asset value of the Fund. See "Use of Leverage -- Interest Rate Transactions."

                                   NON-DIVERSIFICATION RISK. The Fund is
                                   non-diversified, which means that a
                                   relatively high percentage of the Fund's assets may be invested in a limited number of issuers. Therefore, the Fund's performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund. See "Risk Factors -- Non-Diversification Risk."

                                   MANAGEMENT RISK. The Sub-Adviser's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy may prove to be incorrect.

                                   ANTI-TAKEOVER PROVISIONS. The Fund's
                                   Agreement and Declaration of Trust (the
                                   "Declaration of Trust") and By-Laws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or to change the composition of the Fund's Board of Trustees (the "Board of Trustees"). Such provisions could limit the ability of shareholders to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund. These provisions include staggered terms of office for the Trustees, advance notice requirements for shareholder proposals, and super-majority voting requirements for certain transactions with affiliates, converting the Fund to an open-end investment company or a merger, asset sale or similar transaction. See "Certain Provisions of the Declaration of Trust and By-Laws" and "Risk Factors -- Anti-Takeover Provisions."

                                   MARKET DISRUPTION RISK. Certain events have a disruptive effect on the securities markets, such as terrorist attacks, war and other geopolitical events, earthquakes, storms and other disasters. The Fund cannot predict the effects of similar events in the future on the U.S. economy or any foreign economy.



CUSTODIAN, TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT                    will serve as the Fund's custodian,
                                   transfer agent and dividend disbursing agent. See "Custodian, Transfer Agent and Dividend Disbursing Agent."



________________________________________________________________________________

                                             SUMMARY OF FUND EXPENSES

     The purpose of the following table is to help you understand the fees and expenses that you, as a common shareholder, would bear directly or indirectly. The expenses shown in the table are based on estimated amounts for the Fund's first year of operations, unless otherwise indicated, and assume that the Fund issues common shares. See "Management of the Fund." The Fund is authorized to issue preferred shares and borrow from financial institutions up to the maximum amounts permitted by the 1940 Act. [The expenses in the table assume the issuance of preferred shares in an amount equal to % of the Fund's total capital (after issuance)], and the table shows Fund expenses both as a percentage of net assets attributable to common shares and, in footnote (5), as a percentage of net assets attributable to common shares, assuming no leverage.

SHAREHOLDER TRANSACTION EXPENSES

Sales load paid by you (as a percentage of offering price)               %
Expenses borne by the Fund (as a percentage of offering price)           %(1)(2)
Dividend reinvestment plan fees                                       None

                                                            PERCENTAGE OF
                                                     NET ASSETS ATTRIBUTABLE TO
                                                         COMMON SHARES (ASSUMES
                                                     PREFERRED SHARES ISSUED)(5)
ANNUAL EXPENSES
Investment management fees                                        %
Other expenses                                                    %
  [Acquired fund fees and expenses (3)                            %]
  Interest payments on borrowed funds (4)                       None
Total annual Fund operating expenses                               %
[Fee waiver (6)                                                 ( )%
Total net annual expenses (6)                                     %]

(1) The Investment Manager has agreed to reimburse all organizational expenses of the Fund and to pay offering costs of the Fund (other than the sales load) that exceed $ per share ( % of the offering price).

(2) If the Fund issues preferred shares, costs of such issuance, estimated to be % of the total amount of the issuance, will be effectively borne by common shareholders, and will result in a reduction of the net asset value of the common shares. Assuming the issuance of preferred shares in an amount equal to % of the Fund's total capital (after such issuance), those offering costs are estimated to be approximately $ , or $ per common share ( % of the offering price of the common shares).

(3) [Fund investors will bear indirectly the fees and expenses (including advisory fees and other operating expenses) of any investment companies in which the Fund invests. For purposes of this calculation, the Investment Manager assumed that __% of the Fund's portfolio will be invested in acquired funds, although this percentage may vary over time.]

(4) In the event the Fund utilizes borrowings in an amount equal to approximately 33-1/3% of the Fund's total capital after such borrowings, it is estimated that, as a percentage of net assets attributable to common shares, the Investment management fees would be %, Other expenses would be %, [Acquired fund fees and expenses would be %,] Interest payments on borrowed funds (assuming an interest rate of %, which interest rate is subject to change based on prevailing market conditions) would be %, Total annual Fund operating expenses would be %[, Fee waiver would be % and Total net annual expenses would be %]. Based on the Total annual Fund operating expenses and in accordance with the example below, the expenses for years 1, 3, 5 and 10 would be $ , $ , $ and $ , respectively.

(5) If the Fund does not issue preferred shares or borrow from financial institutions or otherwise use leverage, the Fund's estimated annual expenses (as a percentage of net assets attributable to common shares) would be:

Investment management fees                                               %
Other expenses                                                           %
 [Acquired fund fees and expenses (7)                                    %]
 Interest payments on borrowed funds                                   None
 Total annual fund operating expenses                                    %
 [Fee waiver (6)                                                     (  )%
 Total net annual expenses (6)                                           %]

(6) The Investment Manager has contractually agreed to waive a portion of its fees for the first year of the Fund's operations. The Investment Manager has agreed to waive % of the value of the Fund's average weekly managed assets for the first year of the Fund's operations.

(7)  See footnote (3) above.

The following example illustrates the hypothetical expenses (including the sales load of $ and estimated offering expenses of this offering of $ and the estimated offering expenses of the issuance of preferred shares in an aggregate amount equal to % of the Fund's total capital (after issuance) of $ ) that you would pay on a $1,000 investment in common shares, assuming (i) annual expenses of % ( % in the first year) of net assets attributable to common shares (which assumes the Fund's use of leverage through the issuance of preferred shares in an aggregate amount equal to % of the Fund's total capital (after issuance)) and
(ii) a 5% annual return on net assets:

                                         1 YEAR    3 YEARS   5 YEARS   10 YEARS
                                         ------    -------   -------   --------
Total expenses incurred                  $         $         $         $


THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE HIGHER OR LOWER. The example assumes that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund's actual rate of return may be greater or less than the hypothetical 5% return shown in the example. Assuming the Fund does not use leverage, the illustrated expenses in accordance with the example above would be $ , $ , $ and $ for years 1, 3, 5 and 10, respectively.

                                    THE FUND

     Dreyfus Global Diversified Income Fund is a newly organized, non-diversified, closed-end management investment company. The Fund was organized as a business trust under the laws of The Commonwealth of Massachusetts on August 10, 2007 and has registered under the 1940 Act. As a recently organized entity, the Fund has no operating history. The Fund's principal office is located at 200 Park Avenue, New York, New York 10166, and its telephone number is ______.

                                 USE OF PROCEEDS

     The net proceeds of this offering will be approximately $ (or approximately $ assuming the underwriters exercise the over-allotment option in full) after payment of organizational and offering costs estimated to be approximately $ (or approximately $ assuming the underwriters exercise the over-allotment option in full) and the deduction of the sales load. The Investment Manager has agreed to reimburse all organizational expenses of the Fund and to pay offering costs (other than the sales load) that exceed $ per share.

     The Fund will invest the net proceeds of the offering in accordance with the Fund's investment objectives and policies as stated below. It is presently anticipated that the Fund will invest substantially all of the net proceeds in securities that meet its investment objectives and policies within three months after completion of this offering. Pending such investment, the Fund anticipates that all or a portion of the proceeds will be invested in U.S. government securities or high grade, short-term money market instruments. If necessary, the Fund may also purchase, as temporary investments, securities of other open- or closed-end investment companies that invest primarily in the types of securities in which the Fund may invest directly. See "Investment Objectives and Principal Investment Strategies."

            INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

INVESTMENT OBJECTIVES

     The Fund's primary investment objective is high current income, with capital appreciation as its secondary objective. These objectives may be changed without shareholder approval. There can be no assurance that the Fund will achieve its investment objectives. See "Risk Factors."

PRINCIPAL INVESTMENT STRATEGIES

     The Fund seeks to achieve its investment objectives by investing primarily in fixed-income securities of U.S. and non-U.S. issuers. The Fund's fixed-income investments may include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, loan participation interests, convertible securities, eurodollar and Yankee dollar instruments, preferred stocks, repurchase agreements and money market instruments. The Fund also may own warrants and common stock acquired in "units" with bonds.

     The Fund's portfolio managers typically allocate the Fund's managed assets among the following sectors of the U.S. and non-U.S. fixed-income markets:

     o    below investment grade (high yield) corporate bonds
     o    U.S. dollar denominated emerging market bonds
     o    local currency denominated emerging market bonds
     o    tender option bonds

     The Fund's portfolio managers normally allocate between 5% to 60% of the Fund's managed assets to each of these sectors, but have the flexibility to allocate below 5% of the Fund's managed assets to any sector based on the portfolio managers' judgment of market conditions. Under normal market conditions, the Fund will invest significantly (at least 40% of the Fund's managed assets--unless market conditions are not deemed favorable by the Fund's Sub-Adviser, in which case the Fund would invest at least 30% of its managed assets) in foreign securities, which include those issued by companies organized or located outside the United States or doing a substantial amount of business outside the United States, or those issued or guaranteed by governments other than the U.S. government or by foreign supranational entities. These securities include those of issuers located in emerging market countries. Countries considered to be "emerging markets" are those countries included in the J.P. Morgan Emerging Markets Bond Index Plus, which currently includes Argentina, Brazil, Bulgaria, Colombia, Ecuador, Egypt, Malaysia, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, South Africa, Turkey, Ukraine and Venezuela, as well as any other country the Sub-Adviser believes has an emerging economy or market. The Fund's "managed assets" are equal to the net asset value of the Fund's common shares plus the liquidation value of any preferred shares and the principal amount of any outstanding borrowings used for leverage.

     The Sub-Adviser performs a "top down" quantitative and macroeconomic analysis that guides asset allocation among sectors, industries and positioning of the yield curve. Using fundamental analysis, the Sub-Adviser seeks to identify individual securities with high current income, as well as appreciation potential, based on relative value, credit upgrade probability and other metrics. To select securities for the Fund, the Sub-Adviser also conducts extensive research into the credit history and current financial strength of the issuers of these securities. The Sub-Adviser also examines such factors as maturity of the securities, the long-term outlook for the industry in which an issuer operates, the economy and the bond market. The Fund may invest in or have exposure to fixed-income investments of any maturity or duration.

     The Fund normally will invest in domestic and foreign high yield securities for either current income or capital appreciation or both. These securities are rated below investment grade--Ba or lower by Moody's or BB or lower by Standard & Poor's or Fitch, or are unrated securities of comparable quality as determined by the Sub-Adviser. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative with respect to the issuer's capacity to pay interest and repay principal. They involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher rated securities.

     The Fund normally will invest in residual interest municipal tender option bonds, which represent beneficial interests in a special purpose trust formed for the purpose of holding municipal bonds and issuing short-term floating rate interests (which are sold to third party investors) and the residual interests which would be purchased by the Fund. By investing in these residual interests, the Fund will seek to benefit from the spread between long-term municipal bond rates and the short-term tax-exempt rates that determine the interest that must be paid by the trust to the holders of the short-term floating rate interests. The Fund also intends to enter into interest rate hedging transactions to minimize the impact of changing interest rates on the principal value of the municipal bonds held in the special purpose trust.

     In addition to the interest rate hedging transactions used in connection with the Fund's investments in tender option bonds, the Sub-Adviser may use various techniques and derivative instruments to lengthen or shorten the effective duration of the Fund's portfolio and may also use derivatives as part of other issuer, market, currency and/or interest rate hedging strategies (including hedging interest rate exposure of the Fund's leveraged strategy), as a substitute for taking a position in an underlying asset or to increase returns. These derivative instruments may include, among others, futures, options and forward contracts and swap agreements, such as interest rate swaps, total return swaps and credit default swaps.

SECURITIES AND OTHER INVESTMENTS IN WHICH THE FUND MAY INVEST

CORPORATE DEBT SECURITIES

     Corporate debt securities include corporate bonds, debentures, notes and other similar instruments, including certain convertible securities. Debt securities may be acquired with warrants attached. Corporate income-producing securities also may include forms of preferred or preference stock. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate such as interest rates or other financial indicators. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

VARIABLE AND FLOATING RATE SECURITIES

     Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

FOREIGN GOVERNMENT AND RELATED OBLIGATIONS; SECURITIES OF SUPRANATIONAL ENTITIES

     The Fund may purchase debt securities issued or guaranteed by one or more foreign governments, including any of their political subdivisions, agencies or instrumentalities, including participation in loans between foreign governments and financial institutions, and interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued or guaranteed by foreign governments. These include Brady Bonds, Structured Securities (as defined below), and participation interests.

     Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. In light of the history of defaults of countries issuing Brady Bonds on their commercial bank loans, investments in Brady Bonds may be viewed as speculative. Brady Bonds may be fully or partially collateralized or uncollateralized, are issued in various currencies (but primarily in U.S. dollars) and are actively traded in over-the-counter secondary markets. The Fund also may invest in one or more classes of securities ("Structured Securities") backed by, or representing interests in, Brady Bonds. The cash flow on the underlying instruments may be apportioned among the newly-issued Structured Securities to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments.

     Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the World Bank, the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. These supranational entity-issued instruments may be denominated in multi-national currency units.

PARTICIPATION INTERESTS

     The Fund may purchase from financial institutions participation interests in securities in which the Fund may invest. The Fund may invest in corporate obligations denominated in U.S. or foreign currencies that are originated, negotiated and structured by a syndicate of lenders ("Co-Lenders") consisting of commercial banks, thrift institutions, insurance companies, financial companies or other financial institutions one or more of which administers the security on behalf of the syndicate (the "Agent Bank"). Co-Lenders may sell such securities to third parties called "Participants." The Fund may invest in such securities either by participating as a Co-Lender at origination or by acquiring an interest in the security from a Co-Lender or a Participant (collectively, "participation interests"). Co-Lenders and Participants interposed between the Fund and the corporate borrower (the "Borrower"), together with Agent Banks, are referred to herein as "Intermediate Participants." The Fund also may purchase a participation interest in a portion of the rights of an Intermediate Participant, which would not establish any direct relationship between the Fund and the Borrower.

EURODOLLAR AND YANKEE DOLLAR INVESTMENTS

     The Fund may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds of foreign corporate and government issuers that pay interest and principal in U.S. dollars generally held in banks outside the United States, primarily in Europe. Yankee Dollar instruments are U.S. dollar-denominated bonds typically issued in the U.S. by foreign governments and their agencies and foreign banks and corporations. The Fund may invest in Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("Yankee CDs"). ECDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks; ETDs are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or in a foreign bank; and Yankee CDs are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States.

TENDER OPTION BONDS

     The Fund will invest in residual interest municipal tender option bonds, which are derivative interests in municipal bonds. Although volatile, these residual interests typically offer the potential for yields exceeding the yields available on fixed rate municipal bonds with comparable credit quality, coupon, call provisions and maturity. The Fund may invest in residual interests for the purpose of using economic leverage.

     Residual interest municipal tender option bonds represent beneficial interests in a special purpose trust or other special purpose entity formed for the purpose of holding municipal bonds deposited by the Fund or by a third party. The tender option bond trust typically sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and residual interests, which the Fund would hold. The short-term floating rate interests have first priority on the cash flow from the municipal bonds. The Fund is paid the residual cash flow from the tender option bond trust. If the Fund deposits the municipal bonds in the tender option bond trust, the Fund will receive the proceeds from the sale of the short-term floating rate interests in the tender option bond trust, less certain transaction costs. These proceeds generally would be used by the Fund to purchase additional investments permitted by the Fund's investment policies. If the Fund ever purchases all or a portion of the short-term floating rate securities sold by the tender option bond trust, it may surrender those short-term floating rate securities together with a proportionate amount of residual interests to the trustee of the tender option bond trust in exchange for a proportionate amount of the municipal bonds owned by the tender option bond trust. All voting rights and decisions to be made with respect to any other rights relating to the municipal bonds held in the tender option bond trust are passed through to the Fund, as the holder of the residual interests.

     The Fund may hold highly leveraged residual interest municipal tender option bonds. A residual interest municipal tender option bond generally is considered highly leveraged if the principal amount of the short-term floating rate interests issued by the related tender option bond trust exceeds 50% of the principal amount of the municipal bonds owned by the tender option bond trust. The sponsor of a highly leveraged tender option bond trust generally will retain a liquidity provider that stands ready to purchase the short-term floating rate interests at their original purchase price upon the occurrence of certain events, such as on a certain date prior to the scheduled expiration date of the transaction, upon a certain percentage of the floating rate interests failing to be remarketed in a timely fashion, upon the bonds owned by the tender option bond trust being downgraded (but not below investment grade or upon the occurrence of a bankruptcy event with respect to the issuer of the municipal bonds) or upon the occurrence of certain regulatory or tax events. However, the liquidity provider is not required to purchase the floating rate interests upon the occurrence of certain other events, including upon the downgrading of the municipal bonds owned by the tender option bond trust below investment grade or certain events that indicate the issuer of the bonds may be entering bankruptcy. The general effect of these provisions is to pass to the holders of the floating rate interests the most severe credit risks associated with the municipal bonds owned by the tender option bond trust and to leave with the liquidity provider the interest rate risk and certain other risks associated with the municipal bonds.

     If the liquidity provider acquires the floating rate interests upon the occurrence of an event described above, the liquidity provider generally will be entitled to an in-kind distribution of the municipal bonds owned by the tender option bond trust or to cause the tender option bond trust to sell the bonds and distribute the proceeds to the liquidity provider. The liquidity provider generally will enter into an agreement with the Fund that will require the Fund to make a payment to the liquidity provider in an amount equal to any loss suffered by the liquidity provider in connection with the foregoing transactions. The net economic effect of this agreement and these transactions is as if the Fund had entered into a special type of reverse repurchase agreement with the sponsor of the tender option bond trust, pursuant to which the Fund is required to repurchase the municipal bonds it deposits in the tender option bond trust only upon the occurrence of certain events (such as a failed remarketing of the floating rate interests--most likely due to an adverse change in interest rates) but not others (such as a default of the municipal bonds). In order to cover any potential obligation of the Fund to the liquidity provider pursuant to this agreement, the Fund will designate on its books and records liquid instruments having a value not less than the amount, if any, by which the original purchase price of the floating rate interests issued by the related tender option bond trust exceeds the market value of the municipal bonds owned by the tender option bond trust.

     Although regular residual interest municipal tender option bonds are derivative securities with economic leverage embedded in them, they will not constitute senior securities of the Fund (and will not be subject to the Fund's limitations on borrowings), because the Fund has no ongoing obligations to any party in connection with its ownership of such interests. With respect to highly leveraged residual interest municipal tender option bonds, if the Fund establishes and maintains a segregated account to cover any potential obligation to the liquidity provider, the Fund's obligation to the liquidity provider pursuant to the agreement will not be considered a borrowing by the Fund.

MUNICIPAL OBLIGATIONS

     The Fund may purchase municipal obligations, which are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, generally to obtain funds for various public purposes and include certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Industrial development bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues.

MORTGAGE-RELATED SECURITIES

     The Fund may invest in mortgage-related securities, which are a form of derivative collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. These securities may include complex instruments such as CMOs and stripped mortgage-backed securities, mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs"), adjustable-rate mortgages, real estate investment trusts ("REITs"), or other kinds of mortgage-backed securities, including those with fixed, floating and variable interest rates, those with interest rates based on multiples of changes in a specified index of interest rates and those with interest rates that change inversely to changes in interest rates, as well as those that do not bear interest.

     RESIDENTIAL MORTGAGE-RELATED SECURITIES. The Fund may invest in mortgage-related securities representing participation interests in pools of one- to four-family residential mortgage loans issued or guaranteed by governmental agencies or instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), or issued by private entities. Residential mortgage-related securities have been issued using a variety of structures, including multi-class structures featuring senior and subordinated classes.

     COMMERCIAL MORTGAGE-RELATED SECURITIES. The Fund may invest in commercial mortgage-related securities which generally are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. These mortgage-related securities generally are constructed to provide protection to holders of the senior classes against potential losses on the underlying mortgage loans. This protection generally is provided by having the holders of subordinated classes of securities ("Subordinated Securities") take the first loss if there are defaults on the underlying commercial mortgage loans. Other protection, which may benefit all of the classes or particular classes, may include issuer guarantees, reserve funds, additional Subordinated Securities, cross-collateralization and over-collateralization.

     SUBORDINATED SECURITIES. The Fund may invest in Subordinated Securities issued or sponsored by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Subordinated Securities have no governmental guarantee, and are subordinated in some manner as to the payment of principal and/or interest to the holders of more senior mortgage-related securities arising out of the same pool of mortgages.

     COLLATERALIZED MORTGAGE OBLIGATIONS. The Fund may invest in CMOs, which are multiclass bonds backed by pools of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) residential mortgage-backed security pass-through certificates, (b) unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans' Affairs, (c) unsecuritized conventional mortgages, (d) other mortgage-related securities, or (e) any combination thereof.

     STRIPPED MORTGAGE-BACKED SECURITIES. The Fund may invest in stripped mortgage-backed securities, which are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO.

     ADJUSTABLE-RATE MORTGAGE LOANS. The Fund may invest in ARMs. ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time, generally for either the first three, six, twelve, thirteen, thirty-six, or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes in an index. ARMs typically have minimum and maximum rates beyond which the mortgage interest rate may not vary over the lifetime of the loans.

     PRIVATE ENTITY SECURITIES. The Fund may invest in mortgage-related securities issued by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Timely payment of principal and interest on mortgage-related securities backed by pools created by non-governmental issuers often is supported partially by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance.

     OTHER MORTGAGE-RELATED SECURITIES. Other mortgage-related securities in which the Fund may invest include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

REAL ESTATE INVESTMENT TRUSTS

     The Fund may invest in REITs, including those characterized as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the REITs depends upon the income of the underlying properties and the rental income they earn. Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower. Mortgage REITs derive their income from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.

ASSET-BACKED SECURITIES

     Asset-backed securities are a form of derivative. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. These securities include debt securities and securities with debt-like characteristics. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables. The Fund may invest in these and other types of asset-backed securities that may be developed in the future.

     COLLATERALIZED DEBT OBLIGATIONS. The Fund may invest in CDOs, which are securitized interests in pools of--generally non-mortgage--assets. Assets, called collateral, usually are comprised of loans or debt instruments. A CDO may be called a collateralized loan obligation (CLO) or collateralized bond obligation (CBO) if it holds only loans or bonds, respectively. Investors bear the credit risk of the collateral. Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of credit risk.

CONVERTIBLE SECURITIES

     Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

     Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     Convertible securities provide for a stable stream of income with generally higher yields than common stocks, but there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

WARRANTS

     A warrant is a form of derivative that gives the holder the right to subscribe to a specified amount of the issuing corporation's equity or fixed-income securities at a set price for a specified period of time. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed-income securities at the same coupon rate.

COMMON STOCK AND OTHER EQUITY SECURITIES

     From time to time, the Fund may hold common stock sold in units with, or attached to, debt securities purchased by the Fund. The Fund also may hold common stock received upon the conversion of convertible securities. In connection with its investments in corporate debt securities, or restructuring of investments it owned, the Fund may receive warrants or other non-income producing equity securities. The Fund may retain such securities until the Sub-Adviser determines it is appropriate in light of current market conditions for the Fund to dispose of such securities.

PREFERRED STOCK

     Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. The Fund may purchase trust preferred securities which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. These securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated company. Holders of the trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.

DERIVATIVES AND OTHER STRATEGIC TRANSACTIONS

     The Fund may invest in, or enter into, derivatives for a variety of reasons, including to hedge certain issuer, market or interest rate risks, to provide a substitute for purchasing or selling particular securities or to increase potential returns. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivative instruments which the Fund may use (in addition to forward currency contracts, mortgage-related securities, and CDOs and other asset-backed securities) include options contracts, futures contracts, options on futures contracts, structured notes, swap agreements and credit derivatives. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than "traditional" securities would. The Sub-Adviser, however, may decide not to employ some or all of these strategies and there is no assurance that any derivatives strategy used by the Fund will succeed.

     SWAP AGREEMENTS. The Fund may engage in swap transactions, including interest rate swaps, total return swaps and credit default swaps. The Fund also may enter into options on swap agreements, sometimes called "swaptions." Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a "basket" of credit default swaps or securities representing a particular index. Forms of interest rate swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

     STRUCTURED NOTES AND RELATED INSTRUMENTS. Structured notes and other related instruments are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market, interest rate or other financial indicator (an "embedded index") or the relevant changes in two or more embedded indices, such as the differential performance of two assets or markets, such as indices reflecting bonds. Structured instruments may be issued by corporations, including banks, as well as by governmental agencies. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available and may be used in particular circumstances. Structured instruments issued through a trust or partnership through which the Fund would hold the underlying debt obligations may be in the form of "swap products," in which the trust or partnership swaps the payments due on an underlying bond with a swap counterparty which agrees to pay a floating money market interest rate, or "partnerships" which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement. The terms of structured instruments assembled in the form of medium-term notes normally provide that their principal and/or interest payments are to be adjusted upwards or downwards (but ordinarily not below zero) to reflect changes in the embedded index while the structured instruments are outstanding.

     CREDIT DERIVATIVES. The Fund may engage in credit derivative transactions, such as those involving default price risk derivatives and market spread derivatives. Default price risk derivatives are linked to the price of reference securities or loans after a default by the issuer or borrower, respectively. Market spread derivatives are based on the risk that changes in market factors, such as credit spreads, can cause a decline in the value of a security, loan or index. There are three basic transactional forms for credit derivatives: swaps, options and structured instruments.

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A futures contract is an agreement between two parties to buy and sell a security or other asset for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security. An option on a futures contract gives the holder of the option the right to buy from or sell to the writer of the option a position in a futures contract at a specified price on or before a specified expiration date. The Fund may enter into futures contracts in U.S. domestic markets or on exchanges located outside the United States. The Fund may purchase and sell interest rate and currency futures contracts and options thereon. An interest rate future obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specific price. A foreign currency future obligates the Fund to purchase or sell an amount of a specific currency at a future date at a specific price.

     FORWARD CURRENCY CONTRACTS. Forward currency contracts involve a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks and brokers) and their customers. Forward currency contracts are similar to currency futures contracts, except that futures contracts are traded on commodities exchanges and are standardized as to contract size and delivery date.

     OPTIONS. The Fund may purchase call and put options and write (I.E., sell) covered call and put option contracts. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. An option on an index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the index upon which the option is based is greater than in the case of a call, or less than in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing index options will depend upon price movements in the level of the index rather than the price of a particular security.

     A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction such as by segregating permissible liquid assets. A put option written by the Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken or otherwise covers the transaction. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

     The Fund may purchase and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities), including U.S. Government securities, corporate debt securities, foreign sovereign debt, mortgage-related securities, asset-backed securities, equity securities (including convertible securities), and Eurodollar instruments that are traded on U.S. or foreign securities exchanges or in the over-the-counter market, or securities indices, currencies or futures. The Fund also may purchase and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.

ILLIQUID SECURITIES

     The Fund may invest in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objectives. These securities may include securities that are not readily marketable, such as privately-placed or other securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice and certain privately negotiated, non-exchange traded derivative instruments (and securities used to cover such derivatives).

RULE 144A SECURITIES

     The Fund may invest without limitation in securities that have not been registered for public sale, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the "Securities Act").

REPURCHASE AGREEMENTS

     The Fund may enter into repurchase agreements with domestic commercial banks or registered broker/dealers. A repurchase agreement is a contract under which the Fund would acquire a security for a relatively short period subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). In the case of a repurchase agreement with a broker/dealer, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor.

COMMERCIAL PAPER

     The Fund may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The commercial paper purchased by the Fund may consist of U.S. dollar-denominated obligations of domestic issuers and foreign currency-denominated obligations of domestic or foreign issuers.

OTHER INFORMATION ABOUT THE FUND'S PORTFOLIO

REVERSE REPURCHASE AGREEMENTS

     The Fund may enter into reverse repurchase agreements with banks, broker/dealers or other financial institutions. This is a form of borrowing which involves the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. At an agreed upon future date, the Fund repurchases the security at principal plus accrued interest.

LENDING PORTFOLIO SECURITIES

     The Fund may lend securities from its portfolio to broker/dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund's total assets (including the value of all assets received as collateral for the loan). The Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of a letter of credit or securities, the borrower will pay the Fund a loan premium fee. If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or "rebate" from any return earned on the investment.

FORWARD ROLL TRANSACTIONS

     To enhance current income, the Fund may enter into forward roll transactions. In a forward roll transaction, the Fund sells a mortgage-related security, for example, to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed upon price. The securities that are purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories than those sold. During the period between the sale and purchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale typically will be invested in short-term instruments, particularly repurchase agreements, and the income from these investments, together with any additional fee income received on the sale will be expected to generate income for the Fund exceeding the yield on the securities sold.

FORWARD COMMITMENTS

     The Fund may purchase or sell securities on a forward commitment (including "TBA" (to be announced)), when-issued or delayed-delivery basis, which means delivery and payment take place in the future after the date of the commitment to purchase or sell the securities at a predetermined price and/or yield. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing a security on a forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. If the Fund is fully or almost fully invested when forward commitment purchases are outstanding, such purchases may result in a form of leverage. The Fund would engage in forward commitments to increase its portfolio's financial exposure to the types of securities in which it invests.

TEMPORARY DEFENSIVE POSITION

     When the Investment Manager or Sub-Adviser determines that adverse market conditions exist, the Fund may adopt a temporary defensive position and invest up to 100% of its assets in money market instruments, including U.S. Government securities, repurchase agreements, bank obligations and commercial paper.

PORTFOLIO TURNOVER

     Although the Fund does not purchase securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held. Portfolio turnover can occur for a number of reasons, including the exercise of calls on portfolio securities, general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. The Fund's portfolio turnover rates may vary greatly from year to year. A high rate of portfolio turnover in the Fund would result in increased transaction expense, which must be borne by the Fund and would lower the Fund's after-tax performance. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.


                                 USE OF LEVERAGE

     The Fund intends to seek to enhance its dividend yield through leverage by issuing preferred shares or through borrowings (borrowing from financial institutions or issuing commercial paper). The Fund could engage in leverage up to the maximum permitted by the 1940 Act. The Fund also may borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions, which otherwise might require untimely dispositions of Fund securities.

     There is no assurance that the Fund will utilize leverage or, if leverage is utilized, that it will be successful in enhancing its dividend yield. The net asset value of the Fund's common shares may be reduced by the issuance costs of any leverage. Through leveraging, the Fund will seek to obtain a higher return for common shareholders than if the Fund did not use leverage. Leverage is a speculative technique and there are special risks and costs associated with leverage. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed. If the Fund uses leverage, the fees paid to the Investment Manager (and the Sub-Adviser) for investment advisory and management services will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund's managed assets, including the proceeds from leverage.

     Under the 1940 Act, the Fund is not permitted to issue preferred shares unless immediately after the issuance the value of the Fund's assets is at least 200% of the liquidation value of the outstanding preferred shares (i.e., such liquidation preference may not exceed 50% of the Fund's assets less liabilities other than borrowings). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its common shares unless, at the time of such declaration, the value of the Fund's total assets, less liabilities other than borrowings, is at least 200% of such liquidation value. If the Fund issues preferred shares, the Fund intends, to the extent possible, to purchase or redeem preferred shares from time to time to the extent necessary to maintain coverage of any preferred shares of at least 200%. If the Fund has preferred shares outstanding, two of the Fund's Trustees will be elected by the holders of preferred shares, voting separately as a class. The remaining Trustees of the Fund will be elected by common shareholders and holders of preferred shares voting together as a single class. In the event the Fund failed to pay dividends on preferred shares for two years, holders of preferred shares would be entitled to elect a majority of the Trustees of the Fund. The failure to pay dividends or make distributions could result in the Fund ceasing to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), which could have a material adverse effect on the value of the common shares. See "Description of Shares--Fund Preferred Shares."

     Under the 1940 Act, the Fund generally is not permitted to borrow unless immediately after the borrowing the value of the Fund's assets less liabilities other than the borrowings is at least 300% of the principal amount of such borrowing (i.e., such principal amount may not exceed 33-1/3% of the Fund's total assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its common shares unless, at the time of such declaration, the value of the Fund's total assets, less liabilities other than the borrowings, is at least 300% of such principal amount. If the Fund borrows, the Fund intends, to the extent possible, to prepay all or a portion of the principal amount of the borrowing to the extent necessary to maintain the required asset coverage. Failure to maintain certain asset coverage requirements could result in an event of default and entitle the debt holders to elect a majority of the Board of Trustees.

     The Fund may be subject to certain restrictions imposed by either guidelines of one or more rating agencies which may issue ratings for leverage or, if the Fund borrows from a lender, by the lender. These restrictions may impose asset coverage or portfolio composition requirements that are more stringent than those currently imposed on the Fund by the 1940 Act.

EFFECTS OF LEVERAGE

     Assuming that leverage will represent approximately % of the Fund's capital and pay dividends or interest or involve payment at a rate set by an interest rate transaction at an annual average rate of %, the income generated by the Fund's portfolio (net of estimated expenses) must exceed % in order to cover such dividend payments or interest or payment rates and other expenses specifically related to leverage. Of course, these numbers are merely estimates, used for illustration. Actual dividend rates, interest, or payment rates may vary frequently and may be significantly higher or lower than the rate estimated above.

     The following table is furnished in response to requirements of the Securities and Exchange Commission (the "Commission"). It is designed to illustrate the effect of leverage on common share total return, assuming investment portfolio total returns (comprised of income and changes in the value of investments held in the Fund's portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. The table assumes leverage in an aggregate amount equal to % of the Fund's total capital (after such issuance and borrowings). See "Use of Leverage--Leverage Risks."

Assumed Portfolio Total Return..........  (10)%     (5)%      0 %      5%    10%

Common Share Total Return...............      %        %        %       %      %

     If the Fund utilizes leverage, the fees paid to the Investment Manager (and the Sub-Adviser) for investment advisory and management services will be higher than if the Fund did not utilize leverage because the fees paid will be calculated based on the Fund's managed assets, which include the net asset value of the common shares, the liquidation preference of any preferred shares and the principal amount of any outstanding borrowings used for leverage. Only the Fund's common shareholders bear the cost of the Fund's fees and expenses, including the costs associated with any leverage, which will be borne immediately by common shareholders. See "Summary of Fund Expenses."

     The Fund may also borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of Fund securities.

LEVERAGE RISKS

     Utilization of leverage is a speculative investment technique and involves certain risks to common shareholders. These include the possibility of higher volatility of the net asset value of and distributions on the common shares and potentially more volatility in the market value of the common shares. So long as the Fund is able to realize a higher net return on its investment portfolio than the then current cost of any leverage together with other related expenses, the effect of the leverage will be to cause common shareholders to realize higher current net investment income than if the Fund were not so leveraged. On the other hand, to the extent that the then current cost of any leverage, together with other related expenses, approaches the net return on the Fund's investment portfolio, the benefit of leverage to common shareholders will be reduced, and if the then current cost of any leverage were to exceed the net return on the Fund's portfolio, the Fund's leveraged capital structure would result in a lower rate of return to common shareholders than if the Fund were not so leveraged.

     Any decline in the net asset value of the Fund's investments will be borne entirely by common shareholders. Therefore, if the market value of the Fund's portfolio declines, the leverage will result in a greater decrease in net asset value to common shareholders than if the Fund were not leveraged. Such greater net asset value decrease will also tend to cause a greater decline in the market price for the common shares. To the extent that the Fund is required or elects to redeem any preferred shares or prepay any borrowings, the Fund may need to liquidate investments to fund such redemptions or prepayments. Liquidation at times of adverse economic conditions may result in capital loss and reduce returns to common shareholders. In addition, such redemption or prepayment would likely result in the Fund seeking to terminate early all or a portion of any interest rate swap or cap transaction and could result in a termination payment by or to the Fund. See "--Interest Rate Transactions."

INTEREST RATE TRANSACTIONS

     To seek to reduce interest rate risk if the Fund engages in leverage, the Fund may enter into interest rate swap or cap transactions as to all or a portion of Fund leverage. In an interest rate swap, the Fund would agree to pay to the other party to such swap ("counterparty") a fixed rate payment in exchange for the counterparty agreeing to pay the Fund a variable rate payment that is intended to approximate the Fund's variable rate payment obligation on the preferred shares or any variable rate borrowing. The payment obligation would be based on the notional amount of the swap. In an interest rate cap, the Fund would pay a premium to the counterparty to the interest rate swap and to the extent that a specified variable rate index exceeds a predetermined fixed rate, the Fund would receive from the counterparty payments of the difference based on the notional amount of such cap. The Fund would use interest rate swaps or caps only with the intent to reduce or eliminate the risk that an increase in short-term interest rates could have on the performance of the Fund's common shares as a result of leverage.

     The use of interest rate swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Depending on the state of interest rates in general, the Fund's use of interest rate swaps or caps could enhance or harm the overall performance of the common shares. To the extent there is a decline in interest rates, the value of the interest rate swap or cap could decline, and could result in a decline in the net asset value of the common shares. In addition, if short-term interest rates are lower than the Fund's rate of payment on the interest rate swap, this will reduce the performance of the Fund's common shares. If, on the other hand, short-term interest rates are higher than the Fund's rate of payment on the interest rate swap, this will enhance the performance of the Fund's common shares. Buying interest rate caps could enhance the performance of the Fund's common shares by providing a maximum leverage expense. Buying interest rate caps could also decrease the net income of the Fund's common shares in the event that the premium paid by the Fund to the counterparty exceeds the additional amount the Fund would have been required to pay had it not entered into the cap agreement. The Fund has no current intention of selling an interest rate swap or cap. The Fund would not enter into interest rate swap or cap transactions with an aggregate notional amount that exceeds the outstanding amount of the Fund's leverage.

     Interest rate swaps and caps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. In addition, if the counterparty to an interest rate swap or cap defaults, the Fund would not be able to use the anticipated net receipts under the swap or cap to offset dividend or interest payments. Depending on whether the Fund would be entitled to receive net payments from the counterparty on the swap or cap, which in turn would depend on the general state of short-term interest rates at that point in time, such default could negatively impact the performance of the Fund's common shares. Although this will not guarantee that the counterparty does not default, the Fund will not enter into an interest rate swap or cap transaction with any counterparty that the Sub-Adviser believes does not have the financial resources to honor its obligation under the interest rate swap or cap transaction. Further, the Sub-Adviser will continually monitor the financial stability of a counterparty to an interest rate swap or cap transaction in an effort to proactively protect the Fund's investments. In addition, at the time an interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the performance of the common shares.

     The Fund will usually enter into swaps on a net basis; that is, the two payment streams will be netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund intends to maintain in a segregated account with its custodian cash or liquid securities having a value at least equal to the Fund's net payment obligations under any swap transaction, marked to market daily.

     The Fund may choose or be required to redeem some or all of any outstanding preferred shares or prepay any borrowings. This redemption or prepayment would likely result in the Fund seeking to terminate early all or a portion of any swap or cap transaction. Such early termination could result in a termination payment by or to the Fund.

                                  RISK FACTORS

GENERAL

     The Fund is a newly organized, non-diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading tool. The Fund seeks to achieve its investment objectives by investing primarily in fixed-income securities of U.S. and non-U.S. issuers. An investment in the Fund's common shares may be speculative and it involves a high degree of risk. The Fund should not constitute a complete investment program. Due to the uncertainty in all investments, there can be no assurance that the Fund will achieve its investment objectives.

NO OPERATING HISTORY

     The Fund has no operating history and its shares have no history of public trading.

RISK OF MARKET PRICE DISCOUNT FROM NET ASSET VALUE

     Shares of closed-end funds frequently trade at a market price that is below their net asset value. This is commonly referred to as "trading at a discount." This characteristic of shares of closed-end funds is a risk separate and distinct from the risk that the Fund's net asset value may decrease. Investors who sell their shares within a relatively short period after completion of the public offering are likely to be exposed to this risk. Accordingly, the Fund is designed primarily for long-term investors and should not be considered a vehicle for trading purposes. Net asset value will be reduced following the offering by the sales load and the amount of organizational expenses and offering costs paid by the Fund and immediately following any offering of preferred shares by the costs of that offering paid by the Fund.

     Whether investors will realize a gain or loss upon the sale of the Fund's common shares will depend upon whether the market value of the shares at the time of sale is above or below the price the investor paid, taking into account transaction costs, for the shares and is not directly dependent upon the Fund's net asset value. Because the market value of the Fund's shares will be determined by factors such as the relative demand for and supply of the shares in the market, general market conditions and other factors beyond the control of the Fund, the Fund cannot predict whether its common shares will trade at, below or above net asset value, or below or above the initial offering price for the shares.

FIXED-INCOME SECURITIES RISK

     Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuer. Certain securities that may be purchased by the Fund, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuer.

HIGH YIELD SECURITIES RISK

     Investments in high yield securities involve substantial risk of loss. Below investment grade non-convertible debt securities or comparable unrated securities are commonly referred to as "junk bonds" and are considered predominantly speculative with respect to the issuer's ability to pay interest and repay principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield securities tend to be very volatile, and those securities are less liquid than investment grade debt securities. For these reasons, your investment in the Fund is subject to the following specific risks:

     o increased price sensitivity to changing interest rates and to a deteriorating economic environment;

     o    greater risk of loss due to default or declining credit quality;

     o adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments; and

     o if a negative perception of the high yield market develops, the price and liquidity of high yield securities may be depressed, which may last for a significant period of time.

     Securities rated below investment grade are predominantly speculative with respect to the capacity of the issuer to pay interest and repay principal in accordance with the terms of such securities. See the SAI for a description of Moody's, Standard & Poor's and Fitch ratings.

     Adverse changes in economic conditions are more likely to lead to a weakened capacity of a high yield issuer to make principal payments and interest payments than of an investment grade issuer. The principal amount of high yield securities outstanding has proliferated as an increasing number of issuers have used high yield securities for corporate financing. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Similarly, downturns in profitability in specific industries could adversely affect the ability of high yield issuers in those industries to meet their obligations. The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. Factors having an adverse impact on the market value of lower quality securities may have an adverse effect on the Fund's net asset value and the market value of its common shares. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings. In certain circumstances, the Fund may be required to foreclose on an issuer's assets and take possession of its property or operations. In such circumstances, the Fund would incur additional costs in disposing of such assets and potential liabilities from operating any business acquired.

     The secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the Fund's ability to dispose of a particular security or securities. There are fewer dealers in the market for high yield securities than for investment grade obligations. The prices quoted by different dealers may vary significantly and the spread between the bid and asked price is generally much larger than for higher quality instruments. Under adverse market or economic conditions, the secondary market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer, and these instruments may become illiquid. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value.

     Because investors generally perceive that there are greater risks associated with lower quality debt securities of the type in which the Fund may invest, the yields and prices of such securities may tend to fluctuate more than those of higher rated securities. In the lower quality segments of the debt securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the debt securities market, resulting in greater yield and price volatility.

INTEREST RATE RISK

     If interest rates go up, the value of debt securities in the Fund's portfolio generally will decline. Debt securities frequently have call features that allow the issuer to repurchase the securities prior to their stated maturity. During periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. This is known as call or prepayment risk. An issuer may redeem an obligation if the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.

MARKET SECTOR RISK

     The Fund's overall risk level will depend on the market sectors in which the Fund is invested and the current interest rate, liquidity and credit quality of such sectors. The Fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the Fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors. To the extent the Fund's investments are concentrated in the high yield sector and/or emerging markets sector, the Fund's performance could be more volatile than the performance of funds with investments that are not concentrated in these sectors.

FOREIGN SECURITIES AND EMERGING MARKETS RISK

     Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the Fund invests a significant portion of its non-U.S. investments in one region or in the securities of emerging market issuers. These risks may include:

     o less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices;

     o many non-U.S. markets are smaller, less liquid and more volatile so that in a changing market, the Sub-Adviser may not be able to sell the Fund's portfolio securities at times, in amounts and at prices it considers reasonable;

     o an adverse effect of currency exchange rates or controls on the value of the Fund's investments;

     o the economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession;

     o economic, political and social developments may adversely affect the securities markets, including expropriation and nationalization;

     o the difficulty in obtaining or enforcing a court judgment in non-U.S. countries;

     o    restrictions on investments by foreigners;

     o difficulties in effecting the repatriation of capital invested in non-U.S. countries; and

     o    withholding and other non-U.S. taxes may decrease the Fund's return.

     There may be less publicly available information about non-U.S. securities and issuers than is available with respect to U.S. securities and issuers. Non-U.S. companies generally are not subject to accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The trading markets for most non-U.S. securities are generally less liquid and subject to greater price volatility than the markets for comparable securities in the United States. The markets for securities in certain emerging markets are in the earliest stages of their development. Even the markets for relatively widely traded securities in certain non-U.S. markets, including emerging market countries, may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the United States. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity.

     Economies and social and political conditions in individual countries may differ unfavorably from the United States. Non-U.S. economies may have less favorable rates of growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many countries have experienced substantial, and in some cases extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging market countries. Unanticipated political or social developments may also affect the values of the Fund's investments and the availability to the Fund of additional investments in such countries.

CURRENCY RISK

     The value of the securities denominated or quoted in foreign currencies may be adversely affected by fluctuations in the relative currency exchange rates and by exchange control regulations. The Fund's investment performance may be negatively affected by a devaluation of a currency in which the Fund's investments are denominated or quoted. Further, the Fund's investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities denominated or quoted in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

RISK OF FOREIGN GOVERNMENT OBLIGATIONS AND SECURITIES OF SUPRANATIONAL ENTITIES

     Investing in foreign sovereign debt securities in emerging market countries creates exposure to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. The ability and willingness of sovereign obligors in developing and emerging market countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Certain countries in which the Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment. Many of these countries also are characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole and its government's policy towards the International Monetary Fund, the World Bank and other international agencies. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations also will be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A governmental obligor may default on its obligations. If such an event occurs, the Fund may have limited legal recourse against the issuer and/or guarantor. In some cases, remedies must be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements. Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors, in the past, have experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which the Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund's holdings. Brady Bonds with no or limited collateralization of interest or principal payment obligations have increased credit risk, and the holders of such bonds rely on the willingness and ability of the foreign government to make payment in accordance with the terms of such Brady Bonds. U.S. dollar-denominated collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, generally are collateralized by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative. Obligations of the World Bank and certain other supranational organizations are supported by subscribed but unpaid commitments of member countries. There is no assurance that these commitments will be undertaken or complied with in the future.

VARIABLE AND FLOATING RATE SECURITIES RISK

     The Fund may invest in floating rate debt instruments (floaters). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, although the Fund will participate in any declines in interest rates as well. The Fund also may invest in inverse floating rate debt instruments (inverse floaters). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed or inversely to a multiple of the applicable index. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

TENDER OPTION BONDS RISK

     Residual interest municipal tender option bonds are derivative municipal bond securities that have embedded in them the risk of economic leverage. An investment in these securities typically will involve greater risk than an investment in a fixed rate municipal bond.

     Distributions on the residual interests will bear an inverse relationship to short-term municipal bond interest rates. Distributions on the residual interests paid to the Fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. The amount of such reduction or increase is a function, in part, of the amount of short-term floating rate interests sold by the issuer of these securities relative to the amount of residual interests that it sells. The greater the amount of short-term floating rate interests sold relative to the residual interests, the more volatile the distributions on the residual interests will be. The value of a residual interest municipal tender option bond also is generally more volatile than that of a fixed rate municipal bond. In addition, the market for these residual interests may not be liquid, which increases the volatility of these derivative instruments and means that the Fund may not be able to sell them when it desires to do so. Investing in residual interests involves leveraging which may magnify the Fund's gains or losses. If the Fund invests in highly leveraged residual interest municipal tender option bonds, the Fund may lose money in excess of the amount of its investment, up to an amount equal to the value of the municipal bonds underlying the residual interests owned by the Fund.

     Residual interest municipal tender option bonds generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, the Fund's investment in residual interest municipal tender option bonds likely will adversely affect the Fund's net asset value per share and income and distributions to shareholders.

PARTICIPATION INTERESTS RISK

     A participation interest gives the Fund an undivided interest in the security in the proportion that the Fund's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest with remaining maturities of 13 months or less. The Fund would be required to rely on the Intermediate Participant that sold the participation interest not only for the enforcement of the Fund's rights against the Borrower, but also for the receipt and processing of payments due to the Fund under the security. Because it may be necessary to assert through an Intermediate Participant such rights as may exist against the Borrower, if the Borrower fails to pay principal and interest when due the Fund may be subject to delays, expenses and risks that are greater than those that would be involved if the Fund were to enforce its rights directly against the Borrower. Moreover, under the terms of a participation interest, the Fund may be regarded as a creditor of the Intermediate Participant (rather than of the Borrower), so that the Fund also may be subject to the risk that the Intermediate Participant may become insolvent. Similar risks may arise with respect to the Agent Bank if, for example, assets held by the Agent Bank for the benefit of the Fund were determined by the appropriate regulatory authority or court to be subject to the claims of the Agent Bank's creditors. In such case, the Fund might incur certain costs and delays in realizing payment in connection with the participation interest or suffer a loss of principal and/or interest. Further, in the event of the bankruptcy or insolvency of the Borrower, the obligation of the Borrower to repay the loan may be subject to certain defenses that can be asserted by such Borrower as a result of improper conduct by the Agent Bank or Intermediate Participant.

RISK OF EURODOLLAR AND YANKEE DOLLAR INVESTMENTS

     These investments involve risks that are different from investments in securities issued by U.S. issuers, including potential unfavorable political and economic developments, foreign withholding or other taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest.

MORTGAGE-RELATED SECURITIES RISK

     RESIDENTIAL MORTGAGE-RELATED SECURITIES RISK. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes"), which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes"), which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs"). Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     COLLATERALIZED MORTGAGE OBLIGATION RISK. Each class of CMOs, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index, such as LIBOR (or sometimes more than one index). These floating rate CMOs typically are issued with lifetime caps on the coupon rate thereon. The Fund also may invest in inverse floating rate CMOs. Inverse floating rate CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction to an applicable index such as LIBOR. Accordingly, the coupon rate thereon will increase as interest rates decrease. Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs. Many inverse floating rate CMOs have coupons that move inversely to a multiple of the applicable indices. The effect of the coupon varying inversely to a multiple of an applicable index creates a leverage factor. Inverse floaters based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal. The markets for inverse floating rate CMOs with highly leveraged characteristics at times may be very thin. The Fund's ability to dispose of its positions in such securities will depend on the degree of liquidity in the markets for such securities. It is impossible to predict the amount of trading interest that may exist in such securities, and therefore the future degree of liquidity.

     STRIPPED MORTGAGE-BACKED SECURITIES. Strips can be created in a pass-through structure or as tranches of a CMO. The yields to maturity on IOs and POs are very sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially and adversely affected.

     PRIVATE ENTITY SECURITIES. Timely payment of principal and interest on mortgage-related securities backed by pools created by non-governmental issuers often is supported partially by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies, so that if the issuers default on their obligations the holders of the security could sustain a loss. No insurance or guarantee covers the Fund or the price of the Fund's shares. Mortgage-related securities issued by non-governmental issuers generally offer a higher rate of interest than government-agency and government-related securities because there are no direct or indirect government guarantees of payment.

     ADJUSTABLE-RATE MORTGAGE LOANS RISK. ARMs generally provide for certain limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Negatively amortizing ARMs may provide limitations on changes in the required monthly payment. Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.

COLLATERALIZED DEBT OBLIGATIONS

     If there are defaults or the CDO's collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Senior and mezzanine tranches are typically rated, with the former receiving ratings of A to AAA/Aaa and the latter receiving ratings of B to BBB/Baa. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.

CONVERTIBLE SECURITIES RISK

     The value of a convertible security is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." A convertible security's investment value tends to decline as prevailing interest rate levels increase. Conversely, a convertible security's investment value tends to increase as prevailing interest rate levels decline.

     However, a convertible security's market value will also be influenced by its "conversion price," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. A convertible security's conversion price tends to increase as the price of the underlying common stock increases, and decrease as the price of the underlying common stock decreases. As the market price of the underlying common stock declines such that the conversion price is substantially below the investment value of the convertible security, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, the convertible security may not decline in price to the same extent as the underlying common stock. If the market price of the underlying common stock increases to a point where the conversion value approximates or exceeds the investment value, the price of the convertible security tends to be influenced more by the market price of the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company's common stockholders. Consequently, an issuer's convertible securities generally entail less risk than its common stock.

COMMON AND PREFERRED STOCKS RISK

     After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Dividend payments for common stock generally are not guaranteed and may be discontinued by the issuer at its discretion or because of the issuer's inability to satisfy its liabilities. Further, an issuer's history of paying common stock dividends does not guarantee that it will continue to pay dividends in the future. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

     Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. The dividend on a preferred stock is a fixed payment which the corporation is not legally bound to pay. Certain classes of preferred stock are convertible, meaning the preferred stock is convertible into shares of common stock of the issuer. By holding convertible preferred stock, the Fund can receive a steady stream of dividends and still have the option to convert the preferred stock to common stock. While most preferred stocks pay a dividend, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. The Fund may purchase trust preferred securities, which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent.

DERIVATIVES AND OTHER STRATEGIC TRANSACTIONS RISK

     Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund's performance. If the Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund's return or result in a loss. The Fund also could experience losses if its derivatives were poorly correlated with the underlying instruments or the Fund's other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

     Additionally, some derivatives the Fund may use involve leverage (E.G., an instrument linked to the value of a securities index may return income calculated as a multiple of the price movement of the underlying index). This economic leverage will increase the volatility of these instruments as they may increase or decrease in value more quickly than the underlying security, index, currency, futures contract, or other economic variable. The Fund may be required to segregate permissible liquid assets to cover its obligations relating to its purchase of derivative instruments.

     Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency that is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. In contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Sub-Adviser will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by the Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

     SWAP AGREEMENTS. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). In addition, it is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     STRUCTURED NOTES AND RELATED INSTRUMENTS. The interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the embedded index and the effect of changes in the embedded index on principal and/or interest payments. The value of structured instruments may move in the same or the opposite direction as the value of the embedded index, so that appreciation of the embedded index may produce an increase or decrease in the interest rate or value of the instrument at maturity. The terms of structured instruments may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Fund's entire investment. Consequently, structured instruments may entail a greater degree of market risk and volatility than other types of debt obligations. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index(es) or other asset(s) so that the instrument may be more or less volatile than the embedded index, depending on the multiplier. Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss.

     CREDIT DERIVATIVES. The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If the Sub-Adviser is incorrect in its forecasts of default risks, market spreads or other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these techniques were not used. Moreover, even if the Sub-Adviser is correct in its forecasts, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged. The Fund's risk of loss in a credit derivative transaction varies with the form of the transaction. For example, if the Fund purchases a default option on a security, and if no default occurs with respect to the security, the Fund's loss is limited to the premium it paid for the default option. In contrast, if there is a default by the grantor of a default option, the Fund's loss will include both the premium it paid for the option and the decline in value of the underlying security that the default option hedged.

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Engaging in these transactions involves risk of loss to the Fund which could adversely affect the value of the Fund's net assets. Although the Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

     Successful use of futures by the Fund also is subject to the Sub-Adviser's ability to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the securities being hedged and the price movements of the futures contract. For example, if the Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

     FORWARD CURRENCY CONTRACTS. Forward currency contracts, particularly those whose value is derived from the performance of an underlying emerging market currency, are highly volatile, and a relatively small price movement in these instruments may result in substantial losses to the Fund. These instruments may entail investment exposures that are greater than their costs would suggest, meaning that a small investment in such an instrument could have a large potential impact on the Fund's performance, lowering the Fund's return or resulting in a loss.

     OPTIONS. There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options.

FORWARD COMMITMENTS

     When purchasing a security on a forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. Because the Fund is not required to pay for these securities until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund is fully or almost fully invested when forward commitment purchases are outstanding, such purchases may result in a form of leverage. Leveraging the portfolio in this manner will increase the Fund's exposure to changes in interest rates and will increase the volatility of its returns. Securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value (generally changing in the same way, I.E., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued or delayed-delivery basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

LIQUIDITY RISK

     Illiquid securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. Investment of the Fund's assets in illiquid securities may restrict the Fund's ability to take advantage of market opportunities. The market price of illiquid securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of illiquid securities. Illiquid securities are also more difficult to value and the Sub-Adviser's judgment may play a greater role in the valuation process. The risks associated with illiquid securities may be particularly acute in situations in which the Fund's operations require cash and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid securities.

REPURCHASE AGREEMENTS RISK

     The Fund bears a risk of loss if the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

TEMPORARY DEFENSIVE POSITION RISK

     Under adverse market conditions, the Fund could invest some or all of its assets in money market securities. Although the Fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the Fund may not achieve its investment objectives.

LEVERAGE RISK

     The Fund intends to seek to enhance its dividend yield through leverage by issuing preferred shares or through borrowings and could engage in leverage up to the maximum permitted by the 1940 Act. Leverage is a speculative technique and there are special risks and costs associated with leveraging. If the Fund utilizes leverage, the fees paid to the Investment Manager (and the Sub-Adviser) for investment advisory and management services will be higher than if the Fund did not utilize leverage because the fees paid will be calculated based on the Fund's managed assets, which include the net asset value of the common shares, the liquidation preference of any preferred shares and the principal amount of any outstanding borrowings used for leverage. For a more detailed description of the risks associated with leverage, see "Use of Leverage--Leverage Risks."

INTEREST RATE TRANSACTIONS RISK

     The Fund may enter into an interest rate swap or cap transaction to attempt to protect itself from increasing dividend or interest expenses resulting from increasing short-term interest rates on any leverage the Fund incurs. A decline in interest rates may result in a decline in the value of the swap or cap, which may result in a decline in the net asset value of the Fund. A sudden and dramatic decline in interest rates may result in a significant decline in the net asset value of the Fund. See "Use of Leverage--Interest Rate Transactions."

NON-DIVERSIFICATION RISK

     The Fund is non-diversified, which means that a relatively high percentage of the Fund's assets may be invested in a limited number of issuers. Therefore, the Fund's performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

MANAGEMENT RISK

     The Sub-Adviser's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy may prove to be incorrect.

ANTI-TAKEOVER PROVISIONS

     The Fund's Declaration of Trust and By-Laws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or to change the composition of the Fund's Board of Trustees. Such provisions could limit the ability of shareholders to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund. These provisions include staggered terms of office for the Trustees, advance notice requirements for shareholder proposals, and super-majority voting requirements for certain transactions with affiliates, converting the Fund to an open-end investment company or a merger, asset sale or similar transaction. Holders of preferred shares will have voting rights in addition to and separate from the voting rights of common shareholders with respect to certain of these matters. See "Description of Shares -- Fund Preferred Shares" and "Certain Provisions of the Declaration of Trust and By-Laws." The holders of preferred shares, on the one hand, and the holders of the common shares, on the other, may have interests that conflict in these situations.

MARKET DISRUPTION RISK

     Certain events have a disruptive effect on the securities markets, such as terrorist attacks, war and other geopolitical events, earthquakes, storms and other disasters. The Fund cannot predict the effects of similar events in the future on the U.S. economy or any foreign economy.

                            HOW THE FUND MANAGES RISK

INVESTMENT LIMITATIONS

     The Fund has adopted certain investment limitations designed to limit investment risk that are fundamental and may not be changed without the approval of the holders of a "majority of the outstanding" (as defined below) common shares and, if issued, preferred shares voting as a single class, and the approval of the holders of a majority of the preferred shares voting as a separate class. Under these limitations, the Fund may not: (1) invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; (2) invest in physical commodities or commodities contracts, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices and enter into swap agreements and other derivative instruments; (3) purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or REITs and may acquire and hold real estate or interests therein through exercising rights or remedies with regard to such securities;
(4) borrow money, except to the extent permitted under the 1940 Act; (5) lend any securities or make loans to others, except to the extent permitted under the 1940 Act (which currently limits such loans to no more than 33-1/3% of the value of the Fund's total assets) or as otherwise permitted by the Commission, provided that for purposes of this investment restriction, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the Fund; and (6) act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act by virtue of disposing of portfolio securities. Further information about and exceptions to these limitations are contained in the SAI under "Investment Objectives and Policies." For these purposes, a "majority of the outstanding" shares means the lesser of (a) 67% of the Fund's outstanding voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or
(b) more than 50% of the outstanding voting securities.

     The Fund may become subject to guidelines that are more limiting than its investment restrictions in order to obtain and maintain ratings from nationally recognized rating agencies on any preferred shares that it issues or under the terms of borrowings. The Fund does not anticipate that such guidelines would have a material adverse effect on the Fund's common shareholders or the Fund's ability to achieve its investment objectives. See "Investment Objectives and Policies" in the SAI for a complete list of the fundamental and non-fundamental investment policies of the Fund.

MANAGEMENT OF INVESTMENT PORTFOLIO AND CAPITAL STRUCTURE TO LIMIT LEVERAGE RISK

     The Fund may take certain actions if short-term interest rates increase or market conditions otherwise change (or the Fund anticipates such an increase or change) and the Fund has incurred leverage which begins (or is expected) to adversely affect common shareholders. To attempt to offset such a negative impact of leverage on common shareholders, the Fund may seek to shorten the average maturity of its overall investment portfolio or may reduce any indebtedness or extend the maturity of any outstanding preferred shares or reduce any borrowings. The Fund may also attempt to reduce the leverage by redeeming or otherwise purchasing any preferred shares. As explained above under "Use of Leverage--Leverage Risks," the success of any such attempt to limit leverage risk depends on the Sub-Adviser's ability to accurately predict interest rate or other market changes. Because of the difficulty of making such predictions, the Fund may never attempt to manage its capital structure in the manner described in this paragraph.

     If the Fund incurs leverage and market conditions suggest that additional leverage would be beneficial, the Fund may sell previously unissued preferred shares or preferred shares that the Fund previously issued but later repurchased or otherwise increase borrowings.

LIMITED ISSUANCE OF FUND PREFERRED SHARES AND BORROWINGS

     The Fund is limited under the 1940 Act in the amount of preferred shares it may issue and the level of borrowings it may incur. See "Description of Shares--Limited Issuance of Fund Preferred Shares and Borrowings."

                             MANAGEMENT OF THE FUND

     The business and affairs of the Fund are managed under the direction of the Board of Trustees. None of the Fund's Trustees is an "interested person" (as defined in the 1940 Act) of the Fund. The Trustees approve all significant agreements between the Fund and persons or companies furnishing services to it, including the Fund's agreement with its Investment Manager, Sub-Adviser, custodian, transfer agent and dividend disbursing agent. The management of the Fund's day-to-day operations is delegated to its officers, the Investment Manager and the Sub-Adviser, subject always to the investment objectives and policies of the Fund and to the general supervision of the Trustees. The names and business addresses of the Trustees and officers of the Fund and their principal occupations and other affiliations during the past five years are set forth under "Management of the Fund" in the SAI.

INVESTMENT MANAGER

     The investment manager for the Fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $201 billion in approximately 180 mutual fund portfolios. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation, a global financial services company focused on helping clients move and manage their financial assets, operating in 37 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing superior asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. It has more than $18 trillion in assets under custody and administration and $1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

INVESTMENT MANAGEMENT AGREEMENT

     Under its Investment Management Agreement with the Fund, the Investment Manager furnishes a continuous investment program for the Fund's portfolio and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Trustees. The Investment Manager will be responsible for the overall management of the Fund's portfolio and for the supervision and ongoing monitoring of the Sub-Adviser. The Investment Manager also maintains office facilities on behalf of the Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Fund. The Investment Manager also performs certain other administrative services for the Fund and provides persons satisfactory to the Trustees of the Fund to serve as officers of the Fund. Such officers, as well as certain other employees and Trustees of the Fund, may be directors, officers or employees of the Investment Manager.

     For its services under the Investment Management Agreement, the Fund has agreed to pay the Investment Manager a monthly investment management fee computed at the annual rate of ___% of the value of the Fund's average weekly managed assets (i.e., the net asset value of the common shares plus the liquidation preference of any preferred shares and the principal amount of any outstanding borrowings used for leverage). [The Investment Manager has contractually agreed to waive a portion of its investment management fee in the amount of __% of the value of the Fund's average weekly managed assets for the first year of the Fund's operations (through ).] In addition to the monthly management fee, the Fund pays all other expenses incurred in the operation of the Fund, including, without limitation: taxes, interest, loan commitment fees, interest and distributions paid on securities sold short, brokerage fees and commissions, if any, fees of Trustees who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Investment Manager or its affiliates, Commission fees and state Blue Sky qualification fees, leverage expenses, rating agency fees, listing fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of independent pricing services, costs of maintaining the Fund's existence, expenses of repurchasing shares, certain dividend reinvestment plan fees, costs of preparing, printing and distributing shareholders reports, proxy statements and reports to governmental agencies, and any extraordinary expenses.

     If the Fund utilizes leverage, the fees paid to the Investment Manager (and the Sub-Adviser) for investment advisory and management services will be higher than if the Fund did not utilize leverage because the fees paid will be calculated based on the Fund's managed assets, which include the net asset value of the common shares, the liquidation preference of any preferred shares and the principal amount of any outstanding borrowings used for leverage. The Fund's investment management fees and other expenses are paid only by the common shareholders and not by holders of the preferred shares. See "Use of Leverage."

     The basis for the Board of Trustees' initial approval of the Investment Management Agreement will be provided in the Fund's initial shareholders report. The basis for subsequent continuations of that agreement will be provided in annual or semi-annual reports to shareholders for the periods during which such continuations occur.

SUB-ADVISER

     The Investment Manager has entered into a Sub-Investment Advisory Agreement with its affiliate, Standish Mellon Asset Management Company LLC, One Boston Place, Boston, Massachusetts 02108. The Sub-Adviser is responsible for implementation of the Fund's investment strategy and investment of the Fund's assets on a day-to-day basis in accordance with the Fund's investment objectives and policies. The Sub-Adviser was founded in 1933 and manages more than $[161] billion in assets for institutional and individual investors in the U.S. and abroad. The Sub-Adviser is a wholly-owned subsidiary of BNY Mellon. For its services under the Sub-Investment Advisory Agreement, the Investment Manager (not the Fund) has agreed to pay the Sub-Adviser a monthly sub-investment advisory fee computed at the annual rate of % of the value of the Fund's average weekly managed assets.

PORTFOLIO MANAGERS

     David C. Leduc, CFA, Karen Bater, CFA, and Alexander Kozhemiakin, CFA, Ph.D., are the Fund's primary portfolio managers and have served as such since the Fund's inception. Mr. Leduc is Director of Global Fixed Income and a portfolio manager for Global Credit Strategies at Standish Mellon, where he has been employed since 1995. Ms. Bater is Director of High Yield Strategies at Standish Mellon, where she has been employed since _____ 2007. Prior thereto, she was a portfolio manager at NWD (formerly, Gartmore Global Investments) from _____ to _____, and at CoreStates Investment Advisors from ____ to ____. Dr. Kozhemiakin is Director of Emerging Market Strategies at Standish Mellon, where he has been employed since ____. Prior thereto, he was a senior vice president and portfolio manager for emerging market debt at Putnam Investments from ____ to _____.

     See "Management Arrangements--Portfolio Management" in the SAI for further information about the Fund's portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

                           DIVIDENDS AND DISTRIBUTIONS

     Commencing with the first dividend, the Fund intends to distribute all or a portion of its net investment income monthly to common shareholders. The Fund expects to declare the initial monthly dividend on the common shares within approximately 45 to 60 days of the completion of this offering and to pay that initial monthly dividend approximately 60 to 90 days after the completion of this offering. The Fund may at times, and in its discretion, pay out less than the entire amount of net investment income earned in any particular period and may at times pay out such accumulated undistributed income in addition to net investment income earned in other periods in order to permit the Fund to maintain a more stable level of distributions. As a result, the dividend paid by the Fund to common shareholders for any particular period may be more or less than the amount of net investment income earned by the Fund during such period. The Fund is not required to maintain a stable level of distributions to shareholders. For federal income tax purposes, the Fund is required to distribute substantially all of its net investment income each year both to reduce its federal income tax liability and to avoid a potential excise tax. The Fund intends to distribute all net realized capital gains, if any, at least annually.

     If, for any calendar year, the Fund's total distributions exceeded its net investment income and net realized capital gains (the "Excess"), the Excess, distributed from the Fund's assets, would generally be treated as dividend income to the extent of the Fund's current and accumulated earnings and profits. Thereafter, such Excess would be treated as a tax-free return of capital to each common shareholder up to the amount of the shareholder's tax basis in his, her or its common shares, with any amounts exceeding such basis treated as gain from the sale of common shares. In the event the Fund distributed such Excess, the distribution would decrease the Fund's total assets and, therefore, have the likely effect of increasing the Fund's expense ratio. There is a risk that the Fund would not eventually realize capital gains in an amount corresponding to a distribution of the Excess.

     Dividends and distributions are taxable to shareholders for federal income tax purposes whether they are reinvested in shares of the Fund or received in cash.

     The yield on the Fund's common shares will vary from period to period depending on factors including, but not limited to, market conditions, the timing of the Fund's investment in portfolio securities, the securities comprising the Fund's portfolio, changes in interest rates including changes in the relationship between short-term rates and long-term rates, the Fund's net assets and its operating expenses. Consequently, the Fund cannot guarantee any particular yield on its common shares and the yield for any given period is not an indication or representation of future yields on the Fund's shares.

DIVIDEND REINVESTMENT PLAN

     The Fund's Plan is commonly referred to as an "opt-out" plan. Each common shareholder who participates in the Plan will have all distributions of dividends and capital gains automatically reinvested in additional common shares by as agent (the "Plan Agent"). Common shareholders who elect not to participate in the Plan will receive all distributions in cash, which will be paid by check and mailed directly to the shareholder of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, as dividend disbursing agent. Common shareholders whose shares are held in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan. The Plan Agent serves as agent for the common shareholders in administering the Plan. After the Fund declares a dividend or makes a capital gain distribution, the Plan Agent will, as agent for the shareholders, either (i) receive the cash payment and use it to buy common shares in the open market, on the NYSE or elsewhere, for the participants' accounts or (ii) distribute newly issued common shares of the Fund on behalf of the participants. The Plan Agent will receive cash from the Fund with which to buy common shares in the open market if, on the distribution payment date, the net asset value per share exceeds the market price per common share plus estimated brokerage commissions on that date. The Plan Agent will receive the dividend or distribution in newly issued common shares of the Fund if, on the payment date, the market price per share plus estimated brokerage commissions equals or exceeds the net asset value per share of the Fund on that date. The number of shares to be issued will be computed at a per share rate equal to the greater of (i) the net asset value or (ii) 95% of the closing market price per common share on the payment date.

     Participants in the Plan may withdraw from the Plan upon notice to the Plan Agent. Such withdrawal will be effective immediately if received not less than ten days prior to a distribution record date; otherwise, it will be effective for all subsequent distributions. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole common shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a common share credited to such account. If any participant elects to have the Plan Agent sell all or part of his or her shares and remit the proceeds, the Plan Agent is authorized to deduct a $[15.00] fee plus $[.10] per share in brokerage commissions.

     In the case of shareholders, such as banks, brokers or nominees, which hold common shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of common shares certified from time to time by the record shareholders as representing the total amount registered in the record shareholder's name and held for the account of beneficial owners who are participants in the Plan. Common shares may be purchased through any of the underwriters, acting as broker or, after the completion of this offering, acting as dealer.

     The Plan Agent's fees for the handling of reinvestment of dividends and other distributions will be paid by the Fund. Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of distributions. There are no other charges to participants for reinvesting dividends or capital gain distributions. Purchases and/or sales are usually made through a broker affiliated with ___________.

     Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any distribution paid subsequent to written notice of the change sent to all shareholders of the Fund at least 90 days before the record date for the dividend or distribution. The Plan also may be amended or terminated by the Plan Agent by at least 90 days' written notice to all shareholders of the Fund. All correspondence concerning the Plan should be directed to the Plan Agent by calling _________, or writing _______.

     The automatic reinvestment of dividends and other distributions will not relieve participants of any income tax that may be payable or required to be withheld on such dividends or distributions. See "Taxation."

                              CLOSED-END STRUCTURE

     The Fund is a newly organized, non-diversified, closed-end management investment company. Closed-end investment companies differ from open-end investment companies (open-end funds or mutual funds) in that closed-end investment companies generally list their shares for trading on a stock exchange and do not redeem their shares at the request of the shareholder. This means that if you wish to sell your shares of a closed-end investment company you must trade them on the market like any other stock at the prevailing market price at that time. In an open-end fund, if the shareholder wishes to sell shares, the fund will redeem or buy back the shares at "net asset value." Open-end funds generally offer new shares on a continuous basis to new investors, and closed-end investment companies generally do not. The continuous inflows and outflows of assets in an open-end fund can make it difficult to manage the fund's investments. By comparison, closed-end investment companies are generally able to stay fully invested in securities that are consistent with their investment objectives, and also have greater flexibility to make certain types of investments, and to use certain investment strategies, such as leverage and investments in illiquid securities.

     Shares of closed-end investment companies frequently trade at a discount to their net asset value. See "Risk Factors--Risk of Market Price Discount From Net Asset Value." Because of this possibility and the recognition that any such discount may not be in the best interest of shareholders, the Board of Trustees might consider from time to time engaging in open market repurchases, tender offers for shares at net asset value or other programs intended to reduce the discount. The Fund cannot guarantee or assure, however, that the Board of Trustees will decide to engage in any of these actions. Nor is there any guarantee or assurance that such actions, if undertaken, would result in shares trading at a price equal or close to net asset value per share. See "Repurchase of Shares." The Board of Trustees may also consider converting the Fund to an open-end fund, which would require a vote of the shareholders of the Fund. See "Possible Conversion to Open-End Fund Status."

                              REPURCHASE OF SHARES

     Shares of closed-end investment companies often trade at a discount to net asset value, and the Fund's shares may also trade at a discount to their net asset value, although it is possible that they may trade at a premium above net asset value. The market price of the common shares will be determined by such factors as relative demand for and supply of shares in the market, the Fund's net asset value, general market and economic conditions and other factors beyond the control of the Fund.

     Although common shareholders will not have the right to redeem their shares, the Fund may take action to repurchase shares in the open market or make tender offers for its shares at net asset value. During the pendency of any tender offer, the Fund will publish how common shareholders may readily ascertain the net asset value. For more information, see "Repurchase of Shares" in the SAI. Repurchase of the common shares may have the effect of reducing any market discount to net asset value.

     There is no assurance that, if action is undertaken to repurchase or tender for shares, such action will result in the shares trading at a price which approximates their net asset value. Although share repurchases and tenders could have a favorable effect on the market price of the shares, you should be aware that the acquisition of shares by the Fund will decrease the total assets of the Fund and, therefore, have the effect of increasing the Fund's expense ratio and may adversely affect the ability of the Fund to achieve its investment objectives. To the extent the Fund may need to liquidate investments to fund repurchases of shares, this may result in portfolio turnover which will result in additional expenses being borne by the Fund. The Board of Trustees currently considers the following factors to be relevant to a potential decision to repurchase shares: the extent and duration of the discount, the liquidity of the Fund's portfolio, the impact of any action on the Fund or its shareholders and market considerations. Any share repurchases or tender offers will be made in accordance with the requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act. See "Taxation" for a description of the potential tax consequences of a share repurchase.

                   7POSSIBLE CONVERSION TO OPEN-END FUND STATUS

     The Fund may be converted to an open-end fund at any time by a vote of the Fund's outstanding shares. See "Certain Provisions of the Declaration of Trust and By-Laws" for a discussion of voting requirements applicable to conversion of the Fund to an open-end fund. If the Fund converted to an open-end fund, it would be required to redeem all preferred shares then outstanding (requiring in turn that it liquidate a portion of its investment portfolio), and the common shares would no longer be listed on the NYSE. Conversion to open-end status could also require the Fund to modify certain investment restrictions and policies. Shareholders of an open-end fund may require the company to redeem their shares at any time (except in certain circumstances as authorized by or permitted under the 1940 Act) at their net asset value, less such redemption charge, if any, as might be in effect at the time of redemption. To avoid maintaining large cash positions or liquidating favorable investments to meet redemptions, open-end funds typically engage in a continuous offering of their shares. Open-end funds are thus subject to periodic asset inflows and outflows that can complicate portfolio management. The Board of Trustees may at any time propose conversion of the Fund to open-end status, depending upon its judgment regarding the advisability of such action in light of circumstances then prevailing.

                                    TAXATION

     The following discussion offers only a brief outline of the U.S. federal income tax consequences of investing in the Fund and is based on the U.S. federal tax laws in effect on the date hereof. Such tax laws are subject to change by legislative, judicial or administrative action, possibly with retroactive effect. Investors should consult their own tax advisers for more detailed information and for information regarding the impact of state, local and foreign taxes on an investment in the Fund.

     The Fund has elected to be treated, and intends to qualify annually, as a regulated investment company (a "RIC") under Subchapter M of the Code. For each taxable year that the Fund otherwise qualifies as a RIC, the Fund will not be subject to U.S. federal income tax on that part of its investment company taxable income (as that term is defined in the Code) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders, if it distributes at least 90% of the sum of its investment company taxable income and any net tax-exempt interest income for that year (the "Distribution Requirement"). The Fund intends to make sufficient distributions of its investment company taxable income and net tax-exempt interest income, if any, each taxable year to meet the Distribution Requirement.

     The Fund also currently intends to distribute all realized net capital gain each year. If, however, the Board of Trustees determines for any taxable year to retain all or a portion of the Fund's net capital gain, that decision will not affect the Fund's ability to qualify for treatment as a RIC, but will subject the Fund to a maximum tax rate of 35% of the amount retained. In that event, the Fund expects to designate the retained amount as undistributed capital gains in a notice to its shareholders, who (i) will be required to include their proportionate shares of the undistributed amount in their gross income as long-term capital gain, and (ii) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund against their U.S. federal income tax liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a Fund shareholder will be increased by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's gross income.

     Certain of the Fund's investment practices are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert long-term capital gain into short-term capital gain or ordinary income, (iii) convert an ordinary loss or deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur,
(vi) adversely alter the characterization of certain complex financial transactions and (vii) produce income that will not be qualifying income for purposes of the income requirement that applies to RICs. While it may not always be successful in doing so, the Fund will seek to avoid or minimize the adverse tax consequences of its investment practices.

     [Some of the options and other devices employed by the Fund may be deemed to reduce risk to the Fund by substantially diminishing its risk of loss in offsetting positions in substantially similar or related property, thereby giving rise to "straddles" under the U.S. federal income tax rules. The straddle rules require the Fund to defer certain losses on positions within a straddle and to terminate the holding period for shares that become part of a straddle before the long-term capital gains period has been reached. In other words, the Fund will not be treated as having owned the shares for any time before the options lapse or are otherwise terminated.]

     The Fund's transactions in non-U.S. currencies, non-U.S.
currency-denominated debt obligations and certain non-U.S. currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

     The Fund's investment in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the United States. In that case, the Fund's yield on those securities would be decreased. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the Fund's assets at year-end consists of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. It is anticipated that shareholders of the Fund generally will not be entitled to claim a credit or deduction with respect to foreign taxes.

     The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of (i) 98% of its ordinary income for that calendar year, (ii) 98% of its capital gain net income for the one-year period ending on October 31st of that calendar year (or for the calendar year if the Fund elects to use a calendar year) and (iii) any ordinary income and capital gains from previous years that were not distributed during those years and on which the Fund paid no U.S. federal income tax. For this and other purposes, a distribution will be treated as paid by the Fund and received by the shareholders on December 31st if it is declared by the Fund in October, November or December of such year, made payable to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Any such distribution thus will be taxable to shareholders whose taxable year is the calendar year in the year the distribution is declared, rather than the year in which the distribution is received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

     Distributions of net capital gain that are designated by the Fund as capital gain dividends will be treated as long-term capital gains in the hands of holders regardless of the holders' respective holding periods for their common shares. Distributions, if any, in excess of the Fund's current and accumulated earnings and profits will first reduce the adjusted tax basis of a shareholder's shares and, after that basis has been reduced to zero, will constitute a capital gain to the shareholder (assuming the shares are held as a capital asset).

     Distributions are taxable whether shareholders receive cash or reinvest them in additional common shares through the Plan. Shareholders will be notified annually as to the U.S. federal tax status of distributions.

     The sale or other disposition of the common shares generally will be a taxable transaction for U.S. federal income tax purposes. Holders selling common shares generally will recognize gain or loss in an amount equal to the difference between the amount of cash and the fair market value of any property received in exchange therefor and their respective bases in such common shares. If the common shares are held as a capital asset, the gain or loss generally will be a capital gain or loss. Similarly, a redemption (including a redemption resulting from liquidation of the Fund), if any, of the common shares by the Fund generally will give rise to capital gain or loss if the holder does not own (and is not regarded under certain tax law rules of constructive ownership as owning) any common shares in the Fund and provided that the redemption proceeds do not represent declared but unpaid dividends.

     Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year. Capital gains of individuals are generally taxed at a maximum tax rate of 15% for taxable years beginning on or before December 31, 2010 (after which time the maximum rate will increase to 20%). However, any loss realized upon a taxable disposition of common shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received by the holder (or amounts credited to the holder as undistributed capital gains) with respect to such shares. Also, any loss realized upon a taxable disposition of common shares may be disallowed if other substantially identical shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date the original shares are disposed of. If disallowed, the loss will be reflected by an upward adjustment to the basis of the shares acquired. Capital losses may be subject to other limitations imposed by the Code.

     The Fund may be required to withhold, for U.S. federal income taxes, a portion of all taxable dividends and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or who otherwise fail to make required certifications, or if the Fund or a shareholder has been notified by the Internal Revenue Service (the "IRS") that such shareholder is subject to backup withholding. Corporate shareholders and other shareholders specified in the Code and the Treasury regulations promulgated thereunder are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld will be allowed as a refund or a credit against the shareholder's federal income tax liability if the appropriate information is provided to the IRS.

     Foreign shareholders, including shareholders who are nonresident aliens, may be subject to U.S. withholding tax on certain distributions at a rate of 30% or such lower rates as may be prescribed by any applicable treaty. U.S. source withholding taxes are no longer imposed on dividends paid by RICs to the extent the dividends are designated as "interest-related dividends" or "short-term capital gain dividends." Under this exemption, interest-related dividends and short-term capital gain dividends generally represent distributions of U.S. source interest or short-term capital gains that would not have been subject to U.S. withholding tax at the source if they had been received directly by a foreign person, and that satisfy certain other requirements. The exemption applies to dividends with respect to taxable years of regulated investment companies beginning before January 1, 2008.

     The SAI summarizes further federal income tax considerations that may apply to the Fund and its shareholders and may qualify the considerations discussed herein. Fund distributions also may be subject to state and local taxes. You should consult with your own tax adviser regarding the particular consequences of investing in the Fund.

                                 NET ASSET VALUE

     Net asset value per common share is determined as of the close of regular session trading on the NYSE (usually 4:00 p.m., Eastern time), on the last business day of each week. Substantially all of the Fund's fixed-income investments (excluding short-term investments) are valued by one or more independent pricing services (the "Service") approved by the Board of Trustees. Securities valued by the Service for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other investments is determined by the Service based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments are not valued by the Service and are valued at the mean price or yield equivalent for such securities or for securities of comparable maturity, quality and type as obtained from market makers. Other investments that are not valued by the Service are valued at the last sales price for securities traded primarily on an exchange or the national securities market or otherwise at the average of the most recent bid and asked prices. Bid-price is used when no asked price is available. Any assets or liabilities initially expressed in terms of foreign currency will be translated into U.S. dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation by the Federal Reserve Bank of New York or, if no such rate is quoted on such date, at the exchange rate previously quoted by the Federal Reserve Bank of New York or at such other quoted market exchange rate as may be determined to be appropriate by the Investment Manager. Forward currency contracts will be valued at the current cost of offsetting the contract. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value does not take place contemporaneously with the determination of prices of certain of the Fund's portfolio securities. Short-term investments may be carried at amortized cost, which approximates value.

     Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, are not valued by the Service, or are determined by the Fund not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) but before the Fund calculated its net asset value), are valued at fair value as determined in good faith based on procedures approved by the Board of Trustees. Fair value of investments may be determined by the Board of Trustees or its pricing committee or the Fund's valuation committee in good faith using such information as it deems appropriate. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased or sold, and public trading in similar securities of the issuer or comparable issuers. The valuation of a security based on fair value procedures may differ from the security's most recent closing price, and from the prices used by other funds to calculate their net asset values.

                              DESCRIPTION OF SHARES

COMMON SHARES

     The Fund is authorized to issue an unlimited number of common shares, $.001 par value per share. The common shares have no preemptive, conversion, exchange or redemption rights. Each common share has equal voting, dividend, distribution and liquidation rights. The common shares outstanding are, and those offered hereby when issued will be, fully paid and non-assessable. Common shareholders are entitled to one vote per share. All voting rights for the election of Trustees are non-cumulative, which means that the holders of more than 50% of the common shares can elect 100% of the Trustees then nominated for election if they choose to do so and, in such event, the holders of the remaining common shares will not be able to elect any Trustees. Whenever preferred shares and borrowings are outstanding, common shareholders will not be entitled to receive any distributions from the Fund unless all accrued dividends on the preferred shares and interest and principal payments on borrowings have been paid, and unless the applicable asset coverage requirements under the 1940 Act would be satisfied after giving effect to the distribution. See "--Fund Preferred Shares" and "--Limited Issuance of Fund Preferred Shares and Borrowings" below. The Fund expects its common shares to be listed on the NYSE, subject to notice of issuance, under the symbol " ." Under the rules of the NYSE applicable to listed companies, the Fund will be required to hold an annual meeting of shareholders each year. The foregoing description and the description below under "Certain Provisions of the Declaration of Trust and By-Laws" and above under "Possible Conversion to Open-End Fund Status" are subject to the provisions contained in the Declaration of Trust and By-Laws.

     Net asset value will be reduced immediately following the offering by the amount of the sales load and offering costs paid by the Fund. The Investment Manager has agreed to pay all organizational expenses and offering costs (other than sales load) that exceed $ per common share. See "Use of Proceeds."

     As of the date of this prospectus, an affiliate of the Investment Manager owned of record and beneficially common shares constituting 100% of the outstanding shares of the Fund, and thus, until the public offering of the shares is completed, will control the Fund.

FUND PREFERRED SHARES

     The Declaration of Trust authorizes the Board of Trustees, without approval of the common shareholders, to classify any unissued shares of the Fund's common stock into preferred shares, par value $.001 per share, in one or more classes or series, with rights as determined by the Board of Trustees ("Fund Preferred Shares").

LIMITED ISSUANCE OF FUND PREFERRED SHARES AND BORROWINGS

     Under the 1940 Act, the Fund could issue Fund Preferred Shares with an aggregate liquidation preference of up to one-half of the value of the Fund's assets less liabilities other than borrowings, measured immediately after issuance of the Fund Preferred Shares. "Liquidation preference" means the original purchase price of the shares being liquidated plus any accrued and unpaid dividends. In addition, the Fund is not permitted to declare any cash dividend or other distribution on its common shares unless the liquidation preference of the Fund Preferred Shares is less than one-half of the value of the Fund's assets less liabilities other than borrowings (determined after deducting the amount of such dividend or distribution) immediately after the distribution.

     Under the 1940 Act, the Fund, immediately after any borrowings, must have an asset coverage of at least 300%. With respect to such borrowings, asset coverage means the ratio which the value of the assets of the Fund, less liabilities other than borrowings, bears to the aggregate amount of such borrowings represented by senior securities issued by the Fund. Certain types of borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverages or portfolio composition or otherwise.

     The Fund intends to leverage through the issuance of shares of Fund Preferred Shares or through borrowings from financial institutions (or through a combination of preferred stock issuance and borrowings) and may leverage in an amount up to the maximum permitted by the 1940 Act after such issuance and/or borrowings. The Fund intends to purchase or redeem Fund Preferred Shares and/or reduce outstanding borrowings if necessary to maintain required asset coverage.

     In addition, the Fund may be subject to certain restrictions imposed by guidelines of one or more nationally recognized statistical rating organizations which may issue ratings for Fund Preferred Shares issued by the Fund. Such restrictions may be more stringent than those imposed by the 1940 Act.

DISTRIBUTION PREFERENCE

     The Fund Preferred Shares will have complete priority over the common shares with respect to distributions.

LIQUIDATION PREFERENCE

     In the event of any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Fund, holders of Fund Preferred Shares will be entitled to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus accumulated and unpaid dividends thereon, whether or not earned or declared) before any distribution of assets is made to common shareholders.

VOTING RIGHTS

     Fund Preferred Shares are required to be voting shares and to have equal voting rights with common shares. Except as otherwise indicated in this prospectus or the SAI and except as otherwise required by applicable law, holders of Fund Preferred Shares will vote together with common shareholders as a single class.

     Holders of Fund Preferred Shares, voting as a separate class, will be entitled to elect two of the Fund's Trustees. The remaining Trustees will be elected by common shareholders and holders of Fund Preferred Shares, voting together as a single class. In the unlikely event that two full years of accrued dividends are unpaid on the Fund Preferred Shares, the holders of all outstanding Fund Preferred Shares, voting as a separate class, will be entitled to elect a majority of the Fund's Trustees until all dividends in arrears have been paid or declared and set apart for payment. In order for the Fund to take certain actions or enter into certain transactions, a separate class vote of holders of Fund Preferred Shares will be required, in addition to the combined single class vote of the holders of Fund Preferred Shares and common shares.

REDEMPTION, PURCHASE AND SALE OF FUND PREFERRED SHARES

     The terms of the Fund Preferred Shares may provide that they are redeemable at certain times, in whole or in part, at the original purchase price per share plus accumulated dividends. The terms may also state that the Fund may tender for or purchase Fund Preferred Shares and resell any shares so tendered. Any redemption or purchase of Fund Preferred Shares by the Fund will reduce the leverage applicable to common shares, while any resale of shares by the Fund will increase such leverage. See "Use of Leverage."

     The discussion above describes the Board of Trustees' present intention with respect to a possible offering of Fund Preferred Shares. If the Board of Trustees determines to authorize such an offering, the terms of the Fund Preferred Shares may be the same as, or different from, the terms described above, subject to applicable law and the Declaration of Trust.

           CERTAIN PROVISIONS OF THE DECLARATION OF TRUST AND BY-LAWS

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund and requires that notice of such limited liability be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Declaration of Trust further provides for indemnification out of the assets and property of the Fund for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The Fund believes that the likelihood of such circumstances is remote. The Fund intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of its shareholders for liabilities of the Fund.

     The Declaration of Trust and By-Laws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end status. The Declaration of Trust and By-Laws require the Board of Trustees be divided into three classes, with the terms of one class expiring at each annual meeting of shareholders. At each annual meeting, one class is elected to a three-year term. See the SAI under "Management of the Fund." This provision of the Declaration of Trust and By-Laws could delay for up to two years the replacement of a majority of the Board of Trustees. The Declaration of Trust requires the affirmative vote by holders of at least two-thirds of the common shares and, if issued, Fund Preferred Shares, voting together as a single class, except as described below, to authorize (1) a conversion of the Fund from a closed-end to an open-end investment company, (2) a merger or consolidation of the Fund, or a series or class of the Fund, with any corporation, association, trust or other organization or a reorganization of the Fund, or a series or class of the Fund, (3) a sale, lease or transfer of all or substantially all of the Fund's assets (other than in the regular course of the Fund's investment activities), (4) in certain circumstances, a termination of the Fund, or a series or class of the Fund or (5) a removal of Trustees by shareholders, and then only for cause, unless, with respect to (1) through (4), such transaction has already been authorized by the affirmative vote of two-thirds of the total number of Trustees fixed in accordance with the Declaration of Trust or the By-Laws, in which case the affirmative vote of the holders of at least a majority of the Fund's common shares and, if issued, Fund Preferred Shares outstanding at the time, voting together as a single class, would be required; provided, however, that where only a particular class or series is affected (or, in the case of removing a Trustee, when the Trustee has been elected by only one class), only the required vote by the applicable class or series would be required. Approval of shareholders would not be required, however, for any transaction, whether deemed a merger, consolidation, reorganization or otherwise whereby the Fund issues shares in connection with the acquisition of assets (including those subject to liabilities) from any other investment company or similar entity. In the case of the conversion of the Fund to an open-end investment company, or in the case of any of the foregoing transactions constituting a plan of reorganization that adversely affects the holders of any outstanding Fund Preferred Shares, the action in question would also require the affirmative vote of the holders of at least two-thirds of the Fund Preferred Shares outstanding at the time, voting as a separate class, or, if such action has been authorized by the affirmative vote of two-thirds of the total number of Trustees fixed in accordance with the Declaration of Trust or the By-Laws, the affirmative vote of the holders of at least a majority of the Fund Preferred Shares outstanding at the time, voting as a separate class. None of the foregoing provisions may be amended except by the vote of at least two-thirds of the common shares and, if issued, Fund Preferred Shares, voting together as a single class. The votes required to approve the conversion of the Fund from a closed-end to an open-end investment company or to approve transactions constituting a plan of reorganization that adversely affects the holders of any outstanding Fund Preferred Shares are higher than those required by the 1940 Act. The Board of Trustees believes that the provisions of the Declaration of Trust relating to such higher votes are in the best interests of the Fund and its shareholders.

     The Declaration of Trust provides that the obligations of the Fund are not binding upon the Trustees of the Fund individually, but only upon the assets and property of the Fund, and that the Trustees shall not be liable for errors of judgment or mistakes of fact or law. Nothing in the Declaration of Trust, however, protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

     The provisions of the Declaration of Trust and By-Laws described above could have the effect of depriving the common shareholders of opportunities to sell their common shares at a premium over the then current market price of the common shares by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. The overall effect of these provisions is to render more difficult the accomplishment of a merger or the assumption of control by a third party. They provide, however, the advantage of potentially requiring persons seeking control of the Fund to negotiate with its management regarding the price to be paid and facilitating the continuity of the Fund's investment objectives and policies. The Board of Trustees has considered the foregoing anti-takeover provisions and concluded that they are in the best interests of the Fund and its common shareholders.

     Reference should be made to the Declaration of Trust and By-Laws on file with the Commission for the full text of these provisions.

_______________________________________________________________________________

                                  UNDERWRITING

                  is acting as representative of the underwriters named below. Subject to the terms and conditions stated in the Fund's underwriting agreement dated the date hereof, each underwriter named below has severally agreed to purchase, and the Fund has agreed to sell to such underwriter, the number of common shares set forth opposite the name of such underwriter.

UNDERWRITERS                                                  NUMBER OF SHARES




     The underwriting agreement provides that the obligations of the underwriters to purchase the common shares included in this offering are subject to approval of legal matters by counsel and to other conditions. The underwriters are obligated to purchase all the common shares (other than those covered by the over-allotment option described below) if they purchase any of the common shares.

     The underwriters propose to offer some of the common shares directly to the public at the public offering price set forth on the cover page of this prospectus and some of the common shares to dealers at the public offering price less a concession not to exceed $ per common share. The sales load of $ per common share is equal to % of the initial offering price. The underwriters may allow, and such dealers may reallow, a concession not to exceed $ per common share on sales to certain other dealers. [In addition, the underwriters will pay up to $0.__ per common share to MBSC Securities Corporation, a member of the National Association of Securities Dealers, Inc. and a wholly-owned subsidiary of Dreyfus, for distribution assistance it provides.] If all of the common shares are not sold at the initial offering price, the representative may change the public offering price and other selling terms. Investors must pay for any common shares purchased on or before . The representative has advised the Fund that the underwriters do not intend to confirm any sales to any accounts over which they exercise discretionary authority.

     The total amount of the underwriter compensation will not exceed % of the total public offering price of the common shares offered hereby. The sum total of all compensation to the underwriters in connection with this public offering of common shares, including the sales load, will be % of the total public offering price of the common shares sold in this offering.

     The Fund has granted to the underwriters an option, exercisable for 45 days from the date of this prospectus, to purchase up to additional common shares at the public offering price less the sales load. The underwriters may exercise such option solely for the purpose of covering over-allotments, if any, in connection with this offering. To the extent such option is exercised, each underwriter will be obligated, subject to certain conditions, to purchase a number of additional common shares approximately proportionate to such underwriter's initial purchase commitment.

     The Fund and the Investment Manager have agreed that, for a period of 180 days from the date of this prospectus, they will not, without the prior written consent of , on behalf of the underwriters, dispose of or hedge any common shares or any securities convertible into or exchangeable for common shares. ______, in its sole discretion, may release any of the securities subject to these agreements at any time without notice.

     To meet the NYSE distribution requirements for trading, the underwriters have undertaken to sell common shares in a manner such that shares are held by a minimum of 400 beneficial owners in lots of 100 or more, at least 1,100,000 shares are publicly held in the United States and the aggregate market value of publicly held shares in the United States is at least $60 million. The Fund expects its common shares to be listed on the NYSE, subject to notice of issuance, under the symbol " ."

     The following table shows the sales load that the Fund will pay to the underwriters in connection with this offering. These amounts are shown assuming both no exercise and full exercise of the underwriters' option to purchase additional common shares.

                                                         PAID BY THE FUND

                                                  NO EXERCISE      FULL EXERCISE

Per share.......................................  $                  $
Total...........................................  $                  $

     The Fund and the Investment Manager have agreed to indemnify the underwriters against certain liabilities, including liabilities under the Securities Act, or to contribute to payments the underwriters may be required to make because of any of those liabilities.

     Certain underwriters may make a market in the common shares after trading in the common shares has commenced on the NYSE. No underwriter is, however, obligated to conduct market-making activities and any such activities may be discontinued at any time without notice, at the sole discretion of the underwriter. No assurance can be given as to the liquidity of, or the trading market for, the common shares as a result of any market-making activities undertaken by any underwriter. This prospectus is to be used by any underwriter in connection with the offering and, during the period in which a prospectus must be delivered, with offers and sales of the common shares in market-making transactions in the over-the-counter market at negotiated prices related to prevailing market prices at the time of the sale.

     In connection with the offering, , on behalf of itself and the other underwriters, may purchase and sell common shares in the open market. These transactions may include short sales, syndicate covering transactions and stabilizing transactions. Short sales involve syndicate sales of common shares in excess of the number of common shares to be purchased by the underwriters in the offering, which creates a syndicate short position. "Covered" short sales are sales of common shares made in an amount up to the number of common shares represented by the underwriters' over-allotment option. In determining the source of common shares to close out the covered syndicate short position, the underwriters will consider, among other things, the price of common shares available for purchase in the open market as compared to the price of which they may purchase common shares through the over-allotment option. Transactions to close out the covered syndicate short position involve either purchases of common shares in the open market after the distribution has been completed or the exercise of the over-allotment option. The underwriters may also make "naked" short sales of common shares in excess of the over-allotment option. The underwriters must close out any naked short position by purchasing common shares in the open market. A naked short position is more likely to be created if the underwriters are concerned that there may be downward pressure on the price of common shares in the open market after pricing that could adversely affect investors who purchase in the offering. Stabilizing transactions consist of bids for or purchases of common shares in the open market while the offering is in progress.

     The underwriters may impose a penalty bid. Penalty bids permit the underwriting syndicate to reclaim selling concessions allowed to an underwriter or a dealer for distributing common shares in this offering if the syndicate repurchases common shares to cover syndicate short positions or to stabilize the purchase price of the common shares.

     Any of these activities may have the effect of preventing or retarding a decline in the market price of common shares. They may also cause the price of common shares to be higher than the price that would otherwise exist in the open market in the absence of these transactions. The underwriters may conduct these transactions on the NYSE or in the over-the-counter market, or otherwise. If the underwriters commence any of these transactions, they may discontinue them at any time.

     A prospectus in electronic format may be available on the website maintained by one or more of the underwriters. The representative may agree to allocate a number of common shares to the underwriters for sale to their online brokerage account holders. The representative will allocate common shares to the underwriters that may make internet distributions on the same basis as other allocations. In addition, common shares may be sold by the underwriters to securities dealers who resell common shares to online brokerage account holders.

     Prior to the initial public offering of common shares, an affiliate of the Investment Manager purchased common shares from the Fund in an amount satisfying the net worth requirements of Section 14(a) of the 1940 Act.

     The Fund anticipates that, from time to time, certain of the underwriters may act as brokers or dealers in connection with the execution of the Fund's portfolio transactions after they have ceased to be underwriters and, subject to certain restrictions, may act as brokers while they are underwriters.

     Certain underwriters may, from time to time, engage in transactions with or perform services for the Investment Manager and its affiliates in the ordinary course of business.

     The principal business address of is .

             CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     The Fund's securities and cash are held under a custodian agreement with , .. The transfer agent and dividend disbursing agent for the Fund's shares is .

                                 LEGAL OPINIONS

     Stroock & Stroock & Lavan LLP ("Stroock"), New York, New York, serves as counsel to the Fund and to the non-interested Trustees. Certain matters will be passed upon for the underwriters by . Stroock and may rely on matters of Massachusetts law on the opinion of , Boston, Massachusetts.

________________________________________________________________________________

          TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION

Description of the Fund
Investment Objectives and Policies
Management of the Fund
Management Arrangements
Determination of Net Asset Value
Portfolio Transactions
Summary of the Proxy Voting Policy, Procedures and
     Guidelines of The Dreyfus Family of Funds
Repurchase of Shares
Taxation
Counsel and Independent Registered Public Accounting Firm
Appendix
________________________________________________________________________________

________________________________________________________________________________


                                                                       SHARES

                                     [LOGO]

                     DREYFUS GLOBAL DIVERSIFIED INCOME FUND

                                  COMMON SHARES

                                   $ PER SHARE





                                _________________

                                   PROSPECTUS


                                _________________






     Until (25 days after the date of this prospectus), all dealers that buy, sell or trade the common shares, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealers' obligation to deliver a prospectus when acting as underwriters and with respect to their unsold allotments of subscriptions.



                  SUBJECT TO COMPLETION, DATED AUGUST 10, 2007


________________________________________________________________________________


                     DREYFUS GLOBAL DIVERSIFIED INCOME FUND


                       STATEMENT OF ADDITIONAL INFORMATION
                                  _______, 2007
________________________________________________________________________________


     Dreyfus Global Diversified Income Fund (the "Fund") is a newly organized, non-diversified, closed-end management investment company.

     This Statement of Additional Information ("SAI"), which is not a prospectus, supplements and should be read in conjunction with the Fund's prospectus relating to its common shares ("common shares") dated _____, 2007 (the "Prospectus"). This SAI does not include all of the information that a prospective investor should consider before purchasing common shares. Investors should obtain and read the Prospectus prior to purchasing such shares. A copy of the Fund's Prospectus, annual and semi-annual reports to shareholders when available, and other information about the Fund may be obtained without charge by calling _________, by writing to the Fund at 200 Park Avenue, New York, New York 10166, or by visiting www.dreyfus.com. The information contained in, or that can be accessed through, the website is not part of the Prospectus or this SAI. You may also obtain a copy of the Prospectus on the Securities and Exchange Commission's website (http://www.sec.gov). Capitalized terms used but not defined in this SAI have the meanings ascribed to them in the Prospectus.




                                TABLE OF CONTENTS

                                                                           PAGE

Description of the Fund....................................................
Investment Objectives and Policies.........................................
Management of the Fund.....................................................
Management Arrangements....................................................
Determination of Net Asset Value...........................................
Portfolio Transactions.....................................................
Summary of the Proxy Voting Policy, Procedures and Guidelines of
         The Dreyfus Family of Funds.......................................
Repurchase of Shares.......................................................
Taxation ..................................................................
Counsel and Independent Registered Public Accounting Firm..................
Statement of Assets and Liabilities........................................
Appendix...................................................................

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFEER IS NOT PERMITTED.



                             DESCRIPTION OF THE FUND

     The Fund is a non-diversified, closed-end management investment company, formed as a Massachusetts business trust on August 10, 2007.

     The Dreyfus Corporation (the "Investment Manager" or "Dreyfus") serves as the Fund's investment manager. Dreyfus has engaged its affiliate, Standish Mellon Asset Management Company LLC (the "Sub-Adviser" or "Standish Mellon"), to serve as the Fund's sub-investment adviser and to provide day-to-day management of the Fund's investments, subject to the supervision of Dreyfus. The Investment Manager and the Sub-Adviser are referred to collectively as the "Advisers."

                       INVESTMENT OBJECTIVES AND POLICIES

     The Fund's primary investment objective is high current income, with capital appreciation as its secondary objective. These objectives may be changed without shareholder approval. There can be no assurance that the Fund will achieve its investment objectives. The Fund seeks to achieve its investment objectives by investing primarily in fixed-income securities of U.S. and non-U.S. issuers. The Fund's fixed-income investments may include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, loan participation interests, convertible securities, eurodollar and Yankee dollar instruments, preferred stocks, repurchase agreements and money market instruments. The Fund also may own warrants and common stock acquired in "units" with bonds.

CERTAIN PORTFOLIO SECURITIES

     The following information supplements and should be read in conjunction with the Fund's Prospectus.

FOREIGN SECURITIES

     Under normal market conditions, the Fund will invest significantly (at least 40% of the Fund's managed assets--unless market conditions are not deemed favorable by the Sub-Adviser, in which case the Fund would invest at least 30% of its managed assets) in "foreign securities." These securities include the securities of companies organized under the laws of countries other than the United States and those issued or guaranteed by governments other than the U.S. Government or by foreign supranational entities. They also include securities of companies whose principal trading market is in a country other than the United States or of companies (including those that are located in the U.S. or organized under U.S. law) that derive a significant portion of their revenue or profits from foreign businesses, investments or sales, or that have a majority of their assets outside the United States. They may be traded on foreign securities exchanges or in the foreign over-the-counter markets. These securities include those of issuers located in emerging market countries. Emerging market countries generally include all countries represented by the J.P. Morgan Emerging Markets Bond Index Plus, or any other country that the Sub-Adviser believes has an emerging economy or market. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

     Securities of foreign issuers that are represented by American Depositary Receipts are not considered "foreign securities" for the purpose of the Fund's investment allocations, because they are not subject to many of the special considerations and risks, discussed in the Fund's Prospectus and this SAI, that apply to foreign securities traded and held abroad.

BRADY BONDS

     The Fund may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. In light of the history of defaults of countries issuing Brady Bonds on their commercial bank loans, investments in Brady Bonds may be viewed as speculative. Brady Bonds may be fully or partially collateralized or uncollateralized, are issued in various currencies (but primarily in U.S. dollars) and are actively traded in over-the-counter secondary markets. Brady Bonds with no or limited collateralization of interest or principal payment obligations have increased credit risk, and the holders of such bonds rely on the willingness and ability of the foreign government to makes payment in accordance with the terms of such Brady Bonds. U.S. dollar-denominated collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, generally are collateralized by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. The Fund also may invest in one or more classes of securities ("Structured Securities") backed by, or representing interests in, Brady Bonds. The cash flow on the underlying instruments may be apportioned among the newly-issued Structured Securities to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments.

PARTICIPATION INTERESTS AND ASSIGNMENTS

     The Fund may invest in short-term corporate obligations denominated in U.S. and foreign currencies that are originated, negotiated and structured by a syndicate of lenders ("Co-Lenders"), consisting of commercial banks, thrift institutions, insurance companies, financial companies or other financial institutions one or more of which administers the security on behalf of the syndicate (the "Agent Bank"). Co-Lenders may sell such securities to third parties called "Participants." The Fund may invest in such securities either by participating as a Co-Lender at origination or by acquiring an interest in the security from a Co-Lender or a Participant (collectively, "participation interests"). Co-Lenders and Participants interposed between the Fund and the corporate borrower (the "Borrower"), together with Agent Banks, are referred herein as "Intermediate Participants."

     The Fund also may purchase a participation interest in a portion of the rights of an Intermediate Participant, which would not establish any direct relationship between the Fund and the Borrower. A participation interest gives the Fund an undivided interest in the security in the proportion that the Fund's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest. The Fund would be required to rely on the Intermediate Participant that sold the participation interest not only for the enforcement of the Fund's rights against the Borrower but also for the receipt and processing of payments due to the Fund under the security. Because it may be necessary to assert through an Intermediate Participant such rights as may exist against the Borrower, in the event the Borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would be involved if the Fund would enforce its rights directly against the Borrower. Moreover, under the terms of a participation interest, the Fund may be regarded as a creditor of the Intermediate Participant (rather than of the Borrower), so that the Fund may also be subject to the risk that the Intermediate Participant may become insolvent. Similar risks may arise with respect to the Agent Bank if, for example, assets held by the Agent Bank for the benefit of the Fund were determined by the appropriate regulatory authority or court to be subject to the claims of the Agent Bank's creditors. In such case, the Fund might incur certain costs and delays in realizing payment in connection with the participation interest or suffer a loss of principal and/or interest. Further, in the event of the bankruptcy or insolvency of the Borrower, the obligation of the Borrower to repay the loan may be subject to certain defenses that can be asserted by such Borrower as a result of improper conduct by the Agent Bank or Intermediate Participant.

     The Fund also may invest in the underlying loan to the Borrower through an assignment of all or a portion of such loan ("Assignments") from a third party. When the Fund purchases Assignments from Co-Lenders it will acquire direct rights against the Borrower on the loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Co-Lender. The Fund may have difficulty disposing of Assignments because to do so it will have to assign such securities to a third party. Because there is no established secondary market for such securities, the Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of an established secondary market may have an adverse impact on the value of such securities and the Fund's ability to dispose of particular Assignments when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the Borrower. The lack of an established secondary market for Assignments also may make it more difficult for the Fund to assign a value to these securities for purposes of valuing the Fund's portfolio and calculating its net asset value.

MORTGAGE-RELATED SECURITIES

     The Fund may invest in mortgage-related securities, which are a form of derivative collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. These securities may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities, mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs"), adjustable rate mortgages, real estate investment trusts ("REITs"), or other kinds of mortgage-backed securities, including those with fixed, floating and variable interest rates, those with interest rates based on multiples of changes in a specified index of interest rates and those with interest rates that change inversely to changes in interest rates, as well as those that do not bear interest.

     RESIDENTIAL MORTGAGE-RELATED SECURITIES. The Fund may invest in mortgage-related securities representing participation interests in pools of one- to four-family residential mortgage loans issued or guaranteed by governmental agencies or instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), or issued by private entities. Residential mortgage-related securities have been issued using a variety of structures, including multi-class structures featuring senior and subordinated classes.

     Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     COMMERCIAL MORTGAGE-RELATED SECURITIES. The Fund may invest in commercial mortgage-related securities which generally are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. These mortgage-related securities generally are constructed to provide protection to holders of the senior classes against potential losses on the underlying mortgage loans. This protection generally is provided by having the holders of subordinated classes of securities ("Subordinated Securities") take the first loss if there are defaults on the underlying commercial mortgage loans. Other protection, which may benefit all of the classes or particular classes, may include issuer guarantees, reserve funds, additional Subordinated Securities, cross-collateralization and over-collateralization.

     SUBORDINATED SECURITIES. The Fund may invest in Subordinated Securities issued or sponsored by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Subordinated Securities have no governmental guarantee, and are subordinated in some manner as to the payment of principal and/or interest to the holders of more senior mortgage-related securities arising out of the same pool of mortgages. The holders of Subordinated Securities typically are compensated with a higher stated yield than are the holders of more senior mortgage-related securities. On the other hand, Subordinated Securities typically subject the holder to greater risk than senior mortgage-related securities and tend to be rated in a lower rating category, and frequently a substantially lower rating category, than the senior mortgage-related securities issued in respect of the same pool of mortgage. Subordinated Securities generally are likely to be more sensitive to changes in prepayment and interest rates and the market for such securities may be less liquid than is the case for traditional fixed-income securities and senior mortgage-related securities.

     COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS") AND MULTI-CLASS PASS-THROUGH-SECURITIES. The Fund may invest in CMOs which are multiclass bonds backed by pools of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) Ginnie Mae, Fannie Mae, or Freddie Mac pass-through certificates, (b) unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans' Affairs, (c) unsecuritized conventional mortgages, (d) other mortgage-related securities, or
(e) any combination thereof.

     Each class of CMOs, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index, such as the London Interbank Offered Rate ("LIBOR") (or sometimes more than one index). These floating rate CMOs typically are issued with lifetime caps on the coupon rate thereon. The Fund also may invest in inverse floating rate CMOs. Inverse floating rate CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction to an applicable index such as LIBOR. Accordingly, the coupon rate thereon will increase as interest rates decrease. Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs.

     Many inverse floating rate CMOs have coupons that move inversely to a multiple of the applicable indices. The effect of the coupon varying inversely to a multiple of an applicable index creates a leverage factor. Inverse floaters based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal. The markets for inverse floating rate CMOs with highly leveraged characteristics at times may be very thin. The Fund's ability to dispose of its positions in such securities will depend on the degree of liquidity in the markets for such securities. It is impossible to predict the amount of trading interest that may exist in such securities, and therefore the future degree of liquidity.

     STRIPPED MORTGAGE-BACKED SECURITIES. The Fund also may invest in stripped mortgage-backed securities which are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO. The yields to maturity on IOs and POs are very sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially and adversely affected.

     ADJUSTABLE-RATE MORTGAGE LOANS ("ARMS"). The Fund may invest in ARMs. ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time, generally for either the first three, six, twelve, thirteen, thirty-six, or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes in an index. ARMs typically have minimum and maximum rates beyond which the mortgage interest rate may not vary over the lifetime of the loans. Certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Negatively amortizing ARMs may provide limitations on changes in the required monthly payment. Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.

     PRIVATE ENTITY SECURITIES. The Fund may invest in mortgage-related securities issued by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Timely payment of principal and interest on mortgage-related securities backed by pools created by non-governmental issuers often is supported partially by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies, so that if the issuers default on their obligations the holders of the security could sustain a loss. No insurance or guarantee covers the Fund or the price of the Fund's shares. Mortgage-related securities issued by non-governmental issuers generally offer a higher rate of interest than government-agency and government-related securities because there are no direct or indirect government guarantees of payment.

     OTHER MORTGAGE-RELATED SECURITIES. Other mortgage-related securities in which the Fund may invest include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

REAL ESTATE INVESTMENT TRUSTS

     The Fund may invest in REITs. A REIT is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.

     REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the REITs depends upon the income of the underlying properties and the rental income they earn. Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower. Mortgage REITs derive their income from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the Investment Company Act of 1940, as amended (the "1940 Act").

ASSET-BACKED SECURITIES

     Asset-backed securities are a form of derivative. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. These securities include debt securities and securities with debt-like characteristics. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables. The Fund may invest in these and other types of asset-backed securities that may be developed in the future.

     Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide the Fund with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.

COLLATERALIZED DEBT OBLIGATIONS

     The Fund may invest in collateralized debt obligations ("CDOs"), which are securitized interests in pools of--generally non-mortgage--assets. Assets called collateral usually comprise loans or debt instruments. A CDO may be called a collateralized loan obligation ("CLO") or collateralized bond obligation ("CBO") if it holds only loans or bonds, respectively. Investors bear the credit risk of the collateral. Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of credit risk. If there are defaults or the CDO's collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Senior and mezzanine tranches are typically rated, with the former receiving ratings of A to AAA/Aaa and the latter receiving ratings of B to BBB/Baa. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.

MUNICIPAL OBLIGATIONS

     Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, generally to obtain funds for various public purposes and include certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Industrial development bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal obligations bear fixed, floating or variable rates of interest, which are determined in some instances by formulas under which the municipal obligation's interest rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum. Certain municipal obligations are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related municipal obligation and purchased and sold separately. The Fund also may acquire call options on specific municipal obligations. The Fund generally would purchase these call options to protect the Fund from the issuer of the related municipal obligation redeeming, or other holder of the call option from calling away, the municipal obligation before maturity.

     While, in general, municipal obligations are tax exempt securities having relatively low yields as compared to taxable, non-municipal obligations of similar quality, certain municipal obligations are taxable obligations, offering yields comparable to, and in some cases greater than, the yields available on other permissible Fund investments. Dividends received by shareholders on Fund shares which are attributable to interest income received by the Fund from municipal obligations generally will be subject to federal income tax. The Fund may invest in municipal obligations, the ratings of which correspond with the ratings of other permissible Fund investments.

INVERSE FLOATERS

     The Fund may invest in residual interest municipal bonds whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed-rate municipal bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed-rate municipal bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to the Fund when short-term interest rates rise, and increase the interest paid to the Fund when short-term interest rates fall. Investing in inverse floaters involves leveraging, which may magnify the Fund's gains or losses. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed-rate municipal bonds with comparable credit quality, coupon, call provisions and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against the rising rates if exercised at an opportune time.

     Inverse floaters typically are derivative instruments created by depositing municipal bonds in a trust which divides the bond's income stream into two parts: a short-term variable rate demand note and a residual interest bond (the inverse floater) which receives interest based on the remaining cash flow of the trust after payment of interest on the note and various trust expenses. Interest on the inverse floater usually moves in the opposite direction as the interest on the variable rate demand note. The Fund may either participate in structuring an inverse floater or purchase an inverse floater in the secondary market. When structuring an inverse floater, the Fund will transfer to a trust fixed rate municipal bonds. The trust then typically issues the inverse floaters and the variable rate demand notes that are collateralized by the cash flows of the fixed rate municipal bonds. In return for the transfer of the municipal bonds to the trust, the Fund receives the inverse floaters and cash associated with the sale of the notes from the trust. For accounting purposes, the Fund treats these transfers as part of a secured borrowing or financing transaction (not a sale), and the interest payments and related expenses due on the notes issued by the trusts and sold to third parties as liabilities of the Fund.

SYNTHETIC CONVERTIBLE SECURITIES

     The Fund may invest in so-called "synthetic convertible securities," which are comprised of two or more different securities, each with its own market value, whose investment characteristics, taken together, resemble those of convertible securities. For example, the Fund may purchase a non-convertible debt security and a warrant or option. The "market value" of a synthetic convertible is the sum of the values of its fixed income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

WARRANTS

     A warrant is a form of derivative that gives the holder the right to subscribe to a specified amount of the issuing corporation's equity or fixed-income securities at a set price for a specified period of time. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed-income securities at the same coupon rate. A decline in interest rates would permit the Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.

COMMON STOCK AND OTHER EQUITY SECURITIES

     From time to time, the Fund may hold common stock sold in units with, or attached to, debt securities purchased by the Fund. The Fund also may hold common stock received upon the conversion of convertible securities. In connection with its investments in corporate debt securities, or restructuring of investments it owned, the Fund may receive warrants or other non-income producing equity securities. The Fund may retain such securities until the Sub-Adviser determines it is appropriate in light of current market conditions for the Fund to dispose of such securities.

     Stocks represent shares of ownership in a company. Generally, common stock ranks after bonds and preferred stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, the holders of common stock participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

PREFERRED STOCK

     The Fund may invest in preferred stock. Preferred stock is a form of equity ownership in a corporation. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. The dividend on a preferred stock is a fixed payment which the corporation is not legally bound to pay. Certain classes of preferred stock are convertible, meaning the preferred stock is convertible into shares of common stock of the issuer. By holding convertible preferred stock, the Fund can receive a steady stream of dividends and still have the option to convert the preferred stock to common stock. While most preferred stocks pay a dividend, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.

     The Fund may purchase trust preferred securities which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. These securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated company. Holders of the trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.

     The Fund may invest in convertible preferred stocks that offer enhanced yield features, such as PERCS (Preferred Equity Redemption Cumulative Stock). PERCS are preferred stock that generally feature a mandatory conversion date, as well as a capital appreciation limit that is usually expressed in terms of a stated price. The Fund also may invest in other classes of enhanced convertible securities, such as ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). These securities are company-issued convertible preferred stock. Unlike PERCS, they do not have a capital appreciation limit. They are designed to provide the investor with high current income with some prospect of future capital appreciation, issued with three- or four-year maturities, and typically have some built-in call protection. Investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity. Upon maturity they will convert mandatorily into either cash or a specified number of shares of common stock.

DEPOSITARY RECEIPTS

     The Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts and American Depositary Shares (collectively, "ADRs") and Global Depositary Receipts and Global Depositary Shares (collectively, "GDRs") and other forms of depositary receipts. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued outside the United States typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and GDRs in bearer form are designed for use outside the United States.

     These securities may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

INVESTMENT COMPANIES

     The Fund may invest in securities issued by registered and unregistered investment companies, including exchange-traded funds described below. Under the 1940 Act, the Fund's investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory fees and other expenses that the Fund bears directly in connection with its own operations. The Fund also may invest its uninvested cash reserves or cash it receives as collateral from borrowers of its portfolio securities in connection with the Fund's securities lending program in shares of one or more money market funds advised by the Investment Manager. Such investments will not be subject to the limitations described above. See "Lending Portfolio Securities."

EXCHANGE-TRADED FUNDS

     The Fund may invest in shares of exchange-traded funds (collectively, "ETFs"), which are designed to provide investment results corresponding to a securities index. These may include Standard & Poor's Depositary Receipts ("SPDRs"), DIAMONDS, Nasdaq-100 Index Tracking Stock (also referred to as "Nasdaq 100 Shares"), World Equity Benchmark Series ("WEBS") and iShares exchange-traded funds ("iShares"), such as iShares Russell 2000 Growth Index Fund. ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities, in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index. The benchmark indices of SPDRs, DIAMONDS and Nasdaq 100 Shares are the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average and the Nasdaq-100 Index, respectively. The benchmark index for iShares varies, generally corresponding to the name of the particular iShares fund. WEBS are designed to replicate the composition and performance of publicly traded issuers in particular countries. ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

     The values of ETFs are subject to change as the values of their respective component securities fluctuate according to market volatility. Investments in ETFs that are designed to correspond to an equity index, for example, involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs invested in by the Fund. Moreover, the Fund's investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.

U.S. GOVERNMENT SECURITIES

     The Fund may invest in U.S. Government securities, which include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. In addition to U.S. Treasury securities, the Fund may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

ZERO COUPON, PAY-IN-KIND AND STEP-UP SECURITIES

     The Fund may invest in zero coupon U.S. Treasury securities, which are Treasury Notes and Bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. Zero coupon securities also are issued by corporations and financial institutions which constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities. A zero coupon security pays no interest to its holders during its life and is sold at a discount to its face value at maturity. The Fund may invest in pay-in-kind bonds, which are bonds that generally pay interest through the issuance of additional bonds. The Fund also may purchase step-up coupon bonds, which are debt securities that typically do not pay interest for a specified period of time and then pay interest at a series of different rates. The market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay cash interest periodically having similar maturities and credit qualities. In addition, unlike bonds that pay cash interest throughout the period to maturity, the Fund will realize no cash until the cash payment date unless a portion of such securities are sold and, if the issuer defaults, the Fund may obtain no return at all on its investment. Federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind or step-up bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income taxes, the Fund may be required to distribute such income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

INFLATION-INDEXED BONDS

     The Fund may invest in inflation-indexed bonds, which are fixed-income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index ("CPI") accruals as part of a semiannual coupon.

     Inflation-indexed securities issued by the U.S. Treasury have varying maturities and pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-index bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. The Fund also may invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-index bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

     While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

     The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

BANK OBLIGATIONS

     Bank obligations in which the Fund may invest include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.

REPURCHASE AGREEMENTS

     The Fund may enter into repurchase agreements with domestic commercial banks or registered broker-/dealers. A repurchase agreement is a contract under which the Fund would acquire a security for a relatively short period subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). In the case of repurchase agreements with broker-/dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Fund bears a risk of loss if the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

COMMERCIAL PAPER

     The Fund may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The commercial paper purchased by the Fund may consist of U.S. dollar-denominated obligations of domestic issuers and foreign currency-denominated obligations of domestic or foreign issuers.

ILLIQUID SECURITIES

     The Fund may invest in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objectives. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

INVESTMENT TECHNIQUES

     The following information supplements and should be read in conjunction with the Fund's Prospectus.

DURATION

     The Fund may invest in or have exposure to fixed-income investments of any maturity or duration. As a measure of a fixed income security's cash flow, duration is an alternative to the concept of "term to maturity" in assessing the price volatility associated with changes in interest rates. Generally, the longer the duration, the more volatility an investor should expect. For example, the market price of a bond with a duration of three years would be expected to decline 3% if interest rates rose 1%. Conversely, the market price of the same bond would be expected to increase 3% if interest rates fell 1%. The market price of a bond with a duration of six years would be expected to increase or decline twice as much as the market price of a bond with a three-year duration. Duration is a way of measuring a security's maturity in terms of the average time required to receive the present value of all interest and principal payments as opposed to its term to maturity. The maturity of a security measures only the time until final payment is due; it does not take account of the pattern of a security's cash flows over time, which would include how cash flow is affected by prepayments and by changes in interest rates. Incorporating a security's yield, coupon interest payments, final maturity and option features into one measure, duration is computed by determining the weighted average maturity of a bond's cash flows, where the present values of the cash flows serve as weights. In computing the duration of the Fund, the Sub-Adviser will estimate the duration of obligations that are subject to features such as prepayment or redemption by the issuer, put options retained by the investor or other imbedded options, taking into account the influence of interest rates on prepayments and coupon flows.

REVERSE REPURCHASE AGREEMENTS

     The Fund may enter into reverse repurchase agreements with banks, broker/dealers or other financial institutions. This is a form of borrowing which involves the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. At an agreed upon future date, the Fund repurchases the security at principal plus accrued interest. As a result of these transactions, the Fund is exposed to greater potential fluctuations in the value of its assets and its net asset value per share. To the extent the Fund enters into a reverse repurchase agreement, the Fund will segregate permissible liquid assets at least equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the Securities and Exchange Commission (the "SEC"). The SEC views reverse repurchase transactions as collateralized borrowings by the Fund.

FORWARD ROLL TRANSACTIONS

     To enhance current income, the Fund may enter into forward roll transactions with respect to mortgage-related securities. In a forward roll transaction, the Fund sells a mortgage-related security to a financial institution, such as a bank or broker-/dealer, and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed upon price. The securities that are purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories than those sold. During the period between the sale and purchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale typically will be invested in short-term instruments, particularly repurchase agreements, and the income from these investments, together with any additional fee income received on the sale will be expected to generate income for the Fund exceeding the yield on the securities sold. Forward roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the purchase price of those securities. The Fund will segregate permissible liquid assets at least equal to the amount of the repurchase price (including accrued interest).

DERIVATIVES AND OTHER STRATEGIC TRANSACTIONS

     The Fund may invest in, or enter into, derivatives for a variety of reasons, including to hedge certain market or interest rate risks, to manage duration, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The Fund will not be a commodity pool. The Fund has filed notice with the Commodity Futures Trading Commission and National Futures Association of its eligibility as a registered investment company for an exclusion from the definition of commodity pool operator and that the Fund is not subject to registration or regulation as a pool operator under the Commodity Exchange Act.

     Some derivatives the Fund may use involve leverage (e.g., an instrument linked to the value of a securities index may return income calculated as a multiple of the price movement of the underlying index). This economic leverage will increase the volatility of these instruments as they may increase or decrease in value more quickly than the underlying security, index, futures contract, currency or other economic variable. Pursuant to regulations and/or published positions of the SEC, the Fund may be required to segregate permissible liquid assets, or engage in other measures approved by the SEC or its staff, to "cover" the Fund's obligations relating to its transactions in derivatives. For example, in the case of futures contracts or forward contracts that are not contractually required to cash settle, the Fund must set aside liquid assets equal to such contracts' full notional value (generally, the total numerical value of the asset underlying a future or forward contract at the time of valuation) while the positions are open. With respect to futures contracts or forward contracts that are contractually required to cash settle, however, the Fund is permitted to set aside liquid assets in an amount equal to the Fund's daily marked-to-market net obligation (i.e., the Fund's daily net liability) under the contracts, if any, rather than such contracts' full notional value. By setting aside assets equal to only its net obligations under cash-settled futures and forwards contracts, the Fund may employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts.

     FUTURES TRANSACTIONS--IN GENERAL. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security. An option on a futures contract gives the holder of the option the right to buy from or sell to the writer of the option a position in a futures contract at a specified price on or before a specified expiration date.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out before delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. Transaction costs also are included in these calculations.

     The Fund may enter into futures contracts in U.S. domestic markets or on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits that the Fund might realize in trading could be eliminated by adverse changes in the currency exchange rate, or the Fund could incur losses as a result of those changes.

     Engaging in these transactions involves risk of loss to the Fund which could adversely affect the value of the Fund's net assets. Although the Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

     Successful use of futures by the Fund also is subject to the Sub-Adviser's ability to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the securities being hedged and the price movements of the futures contract. For example, if the Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

     SPECIFIC FUTURES TRANSACTIONS. The Fund may invest in futures contracts and options on futures contracts, including those with respect to securities indexes, interest rates and currencies.

     The Fund may purchase and sell index futures contracts and options thereon. An index future obligates the Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the prices of the securities that comprise the index at the opening of trading in such securities on the next business day.

     The Fund may purchase and sell interest rate futures contracts and options thereon. An interest rate future obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.

     The Fund may purchase and sell currency futures and options thereon. A foreign currency future obligates the Fund to purchase or sell an amount of a specific currency at a future date at a specific price.

     OPTIONS--IN GENERAL. The Fund may purchase call and put options and write (I.E., sell) covered call and put option contracts. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.

     A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction such as by segregating permissible liquid assets. A put option written by the Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken or otherwise covers the transaction. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

     There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

     SPECIFIC OPTIONS TRANSACTIONS. The Fund may purchase and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities), including U.S. Government securities, corporate debt securities, foreign sovereign debt, mortgage-related securities, asset-backed securities, equity securities (including convertible securities), and Eurodollar instruments that are traded on U.S. or foreign securities exchanges or in the over-the-counter market, or securities indices, currencies or futures.

     An option on an index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the index upon which the option is based is greater than in the case of a call, or less than in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing index options will depend upon price movements in the level of the index rather than the price of a particular security.

     The Fund may purchase and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.

     Successful use by the Fund of options and options on futures will be subject to the Sub-Adviser's ability to predict correctly movements in the prices of individual securities, the relevant securities market generally, foreign currencies or interest rates. To the extent the Sub-Adviser's predictions are incorrect, the Fund may incur losses.

     SWAP TRANSACTIONS AND OTHER CREDIT DERIVATIVES. The Fund may engage in swap transactions, including currency swaps, total return swaps, index swaps and interest rate swaps. The Fund may enter into swaps for both hedging purposes and to seek to increase total return. The Fund also may enter into options on swap agreements, sometimes called "swaptions."

     Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only used as a basis upon which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

     A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

     Most swap agreements entered into by the Fund will calculate the obligations of the parties to the agreement on a "net basis." Thus, the Fund's current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of permissible liquid assets of the Fund. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities.

     Depending on the terms of the particular option agreement, the Fund generally will incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When the Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

     The Fund may enter into credit default swap agreements and similar agreements, which may have as reference obligations securities that are or are not currently held by the Fund. The protection "buyer" in a credit default contract may be obligated to pay the protection "seller" an up front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the Fund may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. As a seller, the Fund generally receives an up front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. Credit default swaps and similar instruments involve greater risks than if the Fund had invested in the reference obligation directly, since, in addition to general market risks, they are subject to illiquidity risk, counterparty risk and credit risk.

     The Fund may invest in credit linked securities issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps or interest rate swaps, to obtain exposure to certain fixed income markets or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, an investment in these credit linked securities represents the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer's receipt of payments from, and the issuer's potential obligations to, the counterparties to certain derivative instruments entered into by the issuer of the credit linked security. For example, the issuer may sell one or more credit default swaps entitling the issuer to receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation.

     The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If the Sub-Adviser is incorrect in its forecasts of default risks, market spreads or other applicable factors, or a counterparty defaults, the investment performance of the Fund would diminish compared with what it would have been if these techniques were not used. In addition, it is possible that developments in the credit derivatives market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap or other credit derivative agreements or to realize amounts to be received under such agreements.

     The Fund will enter into swap and other credit derivatives transactions only when the Sub-Adviser believes it would be in the best interests of the Fund to do so. In addition, the Fund will enter into swap and other credit derivative agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines).

     STRUCTURED NOTES AND OTHER HYBRID INSTRUMENTS. Structured notes are derivative debt securities or other securities, the interest rate or principal of which is determined by an unrelated indicator, and include indexed securities. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. They are sometimes referred to as "structured notes" because the terms of the debt instrument may be structured by the issuer of the note and the purchaser of the note, such as the Fund. These notes may be issued by banks, brokerage firms, insurance companies and other financial institutions.

     A hybrid instrument can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid instrument could be tied (positively or negatively) to the price of some currency or securities index or another interest rate (each, a "benchmark"). The interest rate or the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. Hybrids can be used as an efficient means of pursuing a variety of investment strategies, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund.

     COMBINED TRANSACTIONS. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions including forward currency contracts and multiple interest rate transactions, structured notes and any combination of futures, options, currency and interest rate transactions ("component transactions"), instead of a single transaction, as part of a single or combined strategy when, in the opinion of the Sub-Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Sub-Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management goal.

     FUTURE DEVELOPMENTS. The Fund may take advantage of opportunities in options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objectives and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure in its Prospectus or this SAI.

FOREIGN CURRENCY TRANSACTIONS

     The Fund may invest directly in foreign currencies or hold financial instruments that provide exposure to foreign currencies, in particular "hard currencies," or may invest in securities that trade in, or receive revenues in, foreign currencies. "Hard currencies" are currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations. To the extent the Fund invests in such currencies, the Fund will be subject to the risk that those currencies will decline in value relative to the U.S. dollar.

     The Fund may enter into foreign currency transactions for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Fund has agreed to buy or sell; to hedge the U.S. dollar value of securities the Fund already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain or reduce exposure to the foreign currency for investment purposes.

     Foreign currency transactions may involve, for example, the Fund's purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. A short position would involve the Fund agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Fund contracted to receive. The Fund's success in these transactions may depend on the ability of the Sub-Adviser to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

     Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad.

     The Fund may seek to take advantage of changes in currency exchange rates in an effort to realize additional capital appreciation.

LENDING PORTFOLIO SECURITIES

     The Fund may lend securities from its portfolio to broker/dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. The Fund also has the right to terminate a loan at any time. The Fund may call the loan to vote proxies if a material issue affecting the Fund's investment is to be voted upon. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund's total assets (including the value of all assets received as collateral for the loan). The Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of a letter of credit or securities, the borrower will pay the Fund a loan premium fee. If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or "rebate" from any return earned on the investment. The Fund may participate in a securities lending program operated by Mellon Bank, N.A., as lending agent (the "Lending Agent"). The Lending Agent will receive a percentage of the total earnings of the Fund derived from lending its portfolio securities. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Investment Manager to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize this risk by limiting the investment of cash collateral to money market funds advised by the Investment Manager, repurchase agreements or other high quality instruments with short maturities.

SHORT-SELLING

     In these transactions, the Fund sells a security it does not own in anticipation of a decline in the market value of the security. The Fund may make short-sales to hedge positions, for duration and risk management, to maintain portfolio flexibility or to enhance returns. To complete a short-sale transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively. The Fund also may make short sales "against the box," in which the Fund enters into a short sale of a security it owns or has the immediate and unconditional right to acquire at no additional cost at the time of the sale.

     Until the Fund closes its short position or replaces the borrowed security, it will: (a) segregate permissible liquid assets in an amount that, together with the amount provided as collateral, always equals the current value of the security sold short; or (b) otherwise cover its short position.

FORWARD COMMITMENTS

     The Fund may purchase or sell securities on a forward commitment (including "TBA" (to be announced)), when-issued or delayed-delivery basis, which means delivery and payment take place in the future after the date of the commitment to purchase or sell the securities at a predetermined price and/or yield. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing a security on a forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for these securities until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund is fully or almost fully invested when forward commitment purchases are outstanding, such purchases may result in a form of leverage. The Fund would engage in forward commitments to increase its portfolio's financial exposure to the types of securities in which it invests. Leveraging the portfolio in this manner will increase the Fund's exposure to changes in interest rates and will increase the volatility of its returns. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the Fund's purchase commitments.

     Securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value (generally changing in the same way, I.E., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued or delayed-delivery basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

MONEY MARKET INSTRUMENTS

     When the Sub-Adviser determines that adverse market conditions exist, the Fund may adopt a temporary defensive position and invest up to 100% of its assets in money market instruments, including U.S. Government securities, repurchase agreements, bank obligations and commercial paper. The Fund also may purchase money market instruments when it has cash reserves or in anticipation of taking a market position.

CERTAIN INVESTMENT CONSIDERATIONS AND RISKS

FIXED-INCOME SECURITIES

     The Fund may invest in fixed-income securities, including fixed-income securities rated at the time of purchase below investment grade by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch Ratings ("Fitch" and together with Moody's and S&P, the "Rating Agencies") or, if unrated, deemed to be of comparable quality by the Sub-Adviser. Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuer. Fixed-income securities rated below investment grade by the Rating Agencies may be subject to such risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. Certain securities that may be purchased by the Fund, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuer. Once the rating of a portfolio security has been changed, the Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security. See "Appendix" for a general description of the Rating Agencies' ratings.

HIGH YIELD-LOWER RATED SECURITIES

     The Fund normally will invest in higher yielding (and, therefore, higher risk) debt securities such as those rated Ba by Moody's or BB by S&P and Fitch, and as low as the lowest rating assigned by the Rating Agencies (commonly known as "junk" bonds) for either current income or capital appreciation or both. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. The retail secondary market for these securities may be less liquid than that of higher rated securities; adverse conditions could make it difficult at times for the Fund to sell certain securities or could result in lower prices than those used in calculating the Fund's net asset value.

     Bond prices are inversely related to interest rate changes; however, bond price volatility also may be inversely related to coupon. Accordingly, below investment grade securities may be relatively less sensitive to interest rate changes than higher quality securities of comparable maturity, because of their higher coupon. This higher coupon is what the investor receives in return for bearing greater credit risk. The higher credit risk associated with below investment grade securities potentially can have a greater effect on the value of such securities than may be the case with higher quality issues of comparable maturity, and will be a substantial factor in the Fund's relative share price volatility. Although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of these securities. The Fund will rely on the judgment, analysis and experience of the Sub-Adviser in evaluating the creditworthiness of an issuer.

     The market values of many of these securities tend to be more sensitive to economic conditions than are higher rated securities and will fluctuate over time. These securities generally are considered by the Rating Agencies to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories.

     Companies that issue certain of these securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of these securities may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be affected adversely by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss because of default by the issuer is significantly greater for the holders of these securities because such securities generally are unsecured and often are subordinated to other creditors of the issuer.

     Because there is no established retail secondary market for many of these securities, the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on market price and yield and the Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid security market for certain securities also may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities. In such cases, the Sub-Adviser's judgment may play a greater role in valuation because less reliable, objective data may be available.

     These securities may be particularly susceptible to economic downturns. An economic recession could adversely affect the ability of the issuers of lower rated bonds to repay principal and pay interest thereon and increase the incidence of default for such securities. It is likely that any economic recession also could disrupt severely the market for such securities and have an adverse impact on their value.

     The Fund may acquire these securities during an initial offering. Such securities may involve special risks because they are new issues. The Fund has no arrangement with any persons concerning the acquisition of such securities, and the Sub-Adviser will review carefully the credit and other characteristics pertinent to such new issues.

     The credit risk factors pertaining to lower rated securities also apply to lower rated zero coupon, pay-in-kind and step-up securities. In addition to the risks associated with the credit rating of the issuers, the market prices of these securities may be very volatile during the period no interest is paid.

     The ratings of the Ratings Agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, the Sub-Adviser also will evaluate these securities and the ability of the issuers of such securities to pay interest and principal.

FOREIGN SECURITIES

     Investing in the securities of foreign issuers involves risks that are not typically associated with investing in U.S. dollar-denominated securities of domestic issuers. Investments in foreign issuers may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (E.G., currency blockage). A decline in the exchange rate of the currency (I.E., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. A change in the value of such foreign currency against the U.S. dollar also will result in a change in the amount of income the Fund has available for distribution. Because a portion of the Fund's investment income may be received in foreign currencies, the Fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore the Fund will absorb the cost of currency fluctuations. After the Fund has distributed income, subsequent foreign currency losses may result in the Fund having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders. In addition, if the exchange rate for the currency in which the Fund receives interest payments declines against the U.S. dollar before such income is distributed as dividends to shareholders, the Fund may have to sell portfolio securities to obtain sufficient cash to enable the Fund to pay such dividends. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets and foreign custodial costs are higher than domestic custodial costs. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have on occasion been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

     Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

     Because evidences of ownership of foreign securities usually are held outside the United States, by investing in such securities the Fund will be subject to additional risks, which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions, that might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Foreign securities held by the Fund may trade on days when the Fund does not calculate its net asset value.

     The risks associated with investing in foreign securities are often heightened for investments in emerging market countries. These heightened risks include (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the small size of the markets for securities of emerging markets issuers and the currently low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property. The Fund's purchase and sale of portfolio securities in certain emerging market countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. In certain cases, such limitations may be computed based upon the aggregate trading by or holdings of the Fund, the Advisers and their affiliates and their respective clients and other service providers. The Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached. These limitations may have a negative impact on the Fund's performance and may adversely affect the liquidity of the Fund's investment to the extent that it invests in certain emerging market countries. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the U.S. dollar. Further, certain emerging market countries' currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. If the Fund does not hedge the U.S. dollar value of securities it owns denominated in currencies that are devalued, the Fund's net asset value will be adversely affected. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

MORTGAGE-RELATED SECURITIES

     Mortgage-related securities are complex derivative instruments, subject to both credit and prepayment risk, and may be more volatile and less liquid, and more difficult to price accurately, than more traditional debt securities. Although certain mortgage-related securities are guaranteed by a third party (such as a U.S. Government agency or instrumentality with respect to government-related mortgage-backed securities) or otherwise similarly secured, the market value of the security, which may fluctuate, is not secured.

     Mortgage-related securities generally are subject to credit risks associated with the performance of the underlying mortgage properties and to prepayment risk. In certain instances, the credit risk associated with mortgage-related securities can be reduced by third party guarantees or other forms of credit support. Improved credit risk does not reduce prepayment risk which is unrelated to the rating assigned to the mortgage-related security. Prepayment risk can lead to fluctuations in value of the mortgage-related security which may be pronounced. If a mortgage-related security is purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Certain mortgage-related securities that may be purchased by the Fund, such as inverse floating rate collateralized mortgage obligations, have coupons that move inversely to a multiple of a specific index which may result in a form of leverage. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages, and, therefore, it is not possible to predict accurately the security's return to the Fund. Moreover, with respect to certain stripped mortgage-backed securities, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment even if the securities are rated in the highest rating category by a nationally recognized statistical rating organization. During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity which generally would cause the value of such security to fluctuate more widely in response to changes in interest rates. Were the prepayments on the Fund's mortgage-related securities to decrease broadly, the Fund's effective duration, and thus sensitivity to interest rate fluctuations, would increase. Commercial real property loans, however, often contain provisions that reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepayment penalties on loans and in some cases there may be prohibitions on principal prepayments for several years following origination.

DISCOUNT OBLIGATIONS

     A significant portion of the Fund's investments may be in (i) securities (including most Brady Bonds) which were initially issued at a discount from their face value (collectively, "Discount Obligations") and (ii) securities purchased by the Fund at a price less than their stated face amount or, in the case of Discount Obligations, at a price less than their issue price plus the portion of "original issue discount" previously accrued thereon, I.E., purchased at a "market discount." The amount of original issue discount and/or market discount on obligations purchased by the Fund may be significant, and accretion of market discount together with original issue discount, will cause the Fund to realize income prior to the receipt of cash payments with respect to these securities. To maintain its qualification as a regulated investment company and avoid liability for federal income taxes, the Fund may be required to distribute such income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

EQUITY SECURITIES

     Equity securities, including common stocks, and certain preferred stocks, convertible securities and warrants, fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced. Changes in the value of the Fund's investments will result in changes in the value of its shares and thus the Fund's total return to investors.

SIMULTANEOUS INVESTMENTS

     Investment decisions for the Fund are made independently from those of other investment companies advised by the Sub-Adviser. If, however, such other investment companies desire to invest in, or dispose of, the same securities as the Fund, the Sub-Adviser will ordinarily seek to aggregate (or "bunch") orders that are placed or received concurrently for more than one investment company or account and available investments or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund. The Fund, together with other investment companies advised by the Investment Manager and the Sub-Adviser and their affiliates, may own significant positions in portfolio companies that, depending on market conditions, may affect adversely the Fund's ability to dispose of some or all of its positions should it desire to do so.

INVESTMENT RESTRICTIONS

FUNDAMENTAL

     The Fund has adopted the following restrictions as fundamental policies, which cannot be changed without approval by the holders of a majority of the Fund's outstanding voting shares (as defined in the 1940 Act). Except as described below or as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not:

     1. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     2. Invest in physical commodities or commodities contracts, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices and enter into swap agreements and other derivative instruments.

     3. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or REITs and may acquire and hold real estate or interests therein through exercising rights or remedies with regard to such securities.

     4.   Borrow money, except to the extent permitted under the 1940 Act.

     5. Lend any securities or make loans to others, except to the extent permitted under the 1940 Act (which currently limits such loans to no more than 33-1/3% of the value of the Fund's total assets) or as otherwise permitted by the SEC. For purposes of this Investment Restriction, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the Fund. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Fund's Board of Trustees (the "Board of Trustees").

     6. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

NON-FUNDAMENTAL

     The Fund has adopted the following non-fundamental investment restrictions. These non-fundamental restrictions, and the Fund's investment objectives, may be changed by vote of a majority of the Board of Trustees without shareholder approval, in compliance with applicable law and regulatory policy.

     1. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, and options on futures contracts, and except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this Investment Restriction.

     2. Invest in the securities of a company for the purpose of exercising management or control, but the Fund will vote the securities it owns in its portfolio as a shareholder in accordance with its views.

     3. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

     4. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued, forward commitment or delayed-delivery basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to permitted transactions.

     If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

     Under the 1940 Act, the Fund is not permitted to issue preferred stock unless immediately after the issuance the value of the Fund's assets is at least 200% of the liquidation preference of the outstanding preferred stock (I.E., such liquidation preference may not exceed 50% of the Fund's assets less liabilities other than borrowings). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its common shares unless, at the time of such declaration, the value of the Fund's assets less liabilities other than borrowings is at least 200% of such liquidation preference. The Fund intends, to the extent possible, to purchase or redeem any outstanding Fund Preferred Shares from time to time to the extent necessary to maintain coverage of the Fund Preferred Shares of at least 200%. If the Fund has Fund Preferred Shares or any other shares of preferred stock outstanding, two of the Fund's Trustees will be elected by the holders of the Fund Preferred Shares and any other shares of preferred stock outstanding, voting separately as a class. The remaining Trustees of the Fund will be elected by common shareholders and holders of the Fund Preferred Shares and any other shares of outstanding preferred stock, voting together as a single class. In the event the Fund failed to pay dividends on Fund Preferred Shares and any other shares of outstanding preferred stock for two years, holders of Fund Preferred Shares and any other shares of outstanding preferred stock, voting together as a single class, would be entitled to elect a majority of the Trustees of the Fund.

     Under the 1940 Act, the Fund generally is not permitted to borrow unless immediately after the borrowing the value of the Fund's assets less liabilities other than the borrowings is at least 300% of the principal amount of such borrowings (I.E., such principal amount may not exceed 33-1/3% of the Fund's assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its common shares unless, at the time of such declaration, the value of the Fund's total assets, less liabilities other than the borrowings, is at least 300% of such principal amount. If the Fund borrows, the Fund intends, to the extent possible, to prepay all or a portion of the principal amount of the borrowings to the extent necessary to maintain the required asset coverage. Failure to maintain certain asset coverage requirements could result in an event of default and entitle the debt holders to elect a majority of the board of directors.

     The Fund and the Investment Manager have received an exemptive order from the SEC which, among other things, permits the Fund to use cash collateral received in connection with lending the Fund's securities and other uninvested cash to purchase shares of one or more registered money market funds advised by the Investment Manager in excess of the limitations imposed by the 1940 Act.

     If the Fund's investment objectives, policies, restrictions, practices or procedures change, shareholders should consider whether the Fund remains an appropriate investment in light of the shareholder's then-current position and needs.

                             MANAGEMENT OF THE FUND

     The Board of Trustees is responsible for the management and supervision of the Fund, and approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:

    The Dreyfus Corporation........................   Investment Manager
    Standish Mellon Asset Management Company LLC...   Sub-Investment Adviser
    ...............................................   Custodian, Transfer Agent
                                                      and Dividend Disbursing
                                                      Agent

BOARD OF TRUSTEES OF THE FUND(*)

     Trustees of the Fund, together with information as to their positions with the Fund, principal occupations and other board memberships and affiliations, are shown below.


Name (Age)
Position with Fund       Principal Occupation        Other Board Memberships
SINCE AND TERM (1)       DURING PAST 5 YEARS         AND AFFILIATIONS


(*) Beginning with the first annual meeting of shareholders of the Fund held after the initial public offering of common shares, the Board of Trustees shall be divided into three classes: Class I, Class II and Class III. At the first annual meeting, Trustees of Class I shall be elected to the Board of Trustees for a term expiring at the next succeeding annual meeting of shareholders, Trustees of Class II shall be elected to the Board of Trustees for a term expiring at the second succeeding annual meeting of shareholders and Trustees of Class III shall be elected to the Board of Trustees for a term expiring at the third succeeding annual meeting of shareholders. At each subsequent annual meeting of shareholders, the Trustees chosen to succeed those whose terms are expiring shall be identified as being of the same class as the Trustees whom they succeed and shall be elected for a term expiring at the time of the third succeeding annual meeting of shareholders subsequent to their election, or thereafter in each case when their respective successors are elected and qualified.

--------
(1) None of the Trustees are "interested persons" of the Fund, as defined in the 1940 Act.

     The Fund has standing audit and nominating committees, each comprised of its Trustees who are not "interested persons" of the Fund, as defined in the 1940 Act. The function of the audit committee is (i) to oversee the Fund's accounting and financial reporting processes and the audits of the Fund's financial statements and (ii) to assist in the Board of Trustee's oversight of the integrity of the Fund's financial statements, the Fund's compliance with legal and regulatory requirements and the independent registered public accounting firm's qualifications, independence and performance. The Fund's nominating committee, among other things, is responsible for selecting and nominating persons as Trustees for election or appointment by the Board of Trustees and for election by shareholders. In evaluating potential nominees, including any nominees recommended by shareholders, the committee takes into consideration various factors listed in the nominating committee charter, including character and integrity, business and professional experience, and whether the committee believes the person has the ability to apply sound and independent business judgment and would act in the interest of the Fund and its shareholders. The nominating committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Fund, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166, which includes information regarding the recommended nominee as specified in the nominating committee charter. The Fund also has a standing compensation committee comprised of (Chair), , and . The function of the compensation committee is to establish the appropriate compensation for serving on the Board of Trustees. The Fund also has a standing pricing committee comprised of any one Trustees. The function of the pricing committee is to assist in valuing the Fund's investments.

     The table below indicates the dollar range of each Trustee's ownership of shares of funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2006. As the Fund had not commenced offering its shares prior to the date of this SAI, no Fund shares were owned by any Trustees.


                                   ---------------------------------------------
Aggregate Holdings of Funds in
the Dreyfus Family of Funds for
which Responsible as a Board
Member

     As of the date of this SAI, none of the Trustees or their immediate family members owned securities of the Investment Manager, the Sub-Adviser or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Investment Manager or the Sub-Adviser.

OFFICERS OF THE FUND

J. DAVID OFFICER, PRESIDENT. Chief Operating Officer, Vice Chair and a director of the Investment Manager, and an officer of 83 investment companies (comprised of 165 portfolios) managed by the Investment Manager. He is 58 years old, and has been an employee of the Investment Manager since April 1998.

PHILLIP N. MAISANO, EXECUTIVE VICE PRESIDENT. Chief Investment Officer, Vice
     Chair and a director of the Investment Manager, and an officer of 83 investment companies (comprised of 165 portfolios) managed by the Investment Manager. Mr. Maisano also is an officer and/or board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation, each of which is an affiliate of the Investment Manager. He is 60 years old and has been an employee of the Investment Manager since November 2006. Prior to joining the Investment Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Investment Manager, since August 2004, and served as Chief Executive Officer of Evaluation Associates, a leading institutional investment consulting firm, from 1988 until 2004.

JAMES WINDELS, TREASURER. Director-Mutual Fund Accounting of the Investment
     Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Investment Manager. He is 48 years old and has been an employee of the Investment Manager since April 1985.

MICHAEL A. ROSENBERG, VICE PRESIDENT AND SECRETARY. Associate General Counsel of the Investment Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Investment Manager. He is 47 years old and has been an employee of the Investment Manager since October 1991.

JAMES BITETTO, VICE PRESIDENT AND ASSISTANT SECRETARY. Associate General Counsel and Assistant Secretary of the Investment Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Investment Manager. He is 41 years old and has been an employee of the Investment Manager since December 1996.

JONI LACKS CHARATAN, VICE PRESIDENT AND ASSISTANT SECRETARY. Associate General
     Counsel of the Investment Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Investment Manager. She is 51 years old and has been an employee of the Investment Manager since October 1988.

JOSEPH M. CHIOFFI, VICE PRESIDENT AND ASSISTANT SECRETARY. Associate General
     Counsel of the Investment Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Investment Manager. He is 45 years old and has been an employee of the Investment Manager since June 2000.

JANETTE E. FARRAGHER, VICE PRESIDENT AND ASSISTANT SECRETARY. Associate General
     Counsel of the Investment Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Investment Manager. She is 44 years old and has been an employee of the Investment Manager since February 1984.

JOHN B. HAMMALIAN, VICE PRESIDENT AND ASSISTANT SECRETARY. Associate General
     Counsel of the Investment Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Investment Manager. He is 44 years old and has been an employee of the Investment Manager since February 1991.

ROBERT R. MULLERY, VICE PRESIDENT AND ASSISTANT SECRETARY. Associate General
     Counsel of the Investment Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Investment Manager. He is 55 years old and has been an employee of the Investment Manager since May 1986.

JEFF PRUSNOFSKY, VICE PRESIDENT AND ASSISTANT SECRETARY. Associate General
     Counsel of the Investment Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Investment Manager. He is 42 years old and has been an employee of the Investment Manager since October 1990.

GAVIN C. REILLY, ASSISTANT TREASURER. Tax Manager of the Investment Accounting and Support Department of the Investment Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Investment Manager. He is 38 years old and has been an employee of the Investment Manager since April 1991.

ROBERT S. ROBOL, ASSISTANT TREASURER. Senior Accounting Manager - Money Market and Municipal Bond Funds of the Investment Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Investment Manager. He is 43 years old and has been an employee of the Investment Manager since October 1988.

ROBERT SALVIOLO, ASSISTANT TREASURER. Senior Accounting Manager - Equity Funds of the Investment Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Investment Manager. He is 40 years old and has been an employee of the Investment Manager since June 1989.

ROBERT SVAGNA, ASSISTANT TREASURER. Senior Accounting Manager - Equity Funds of the Investment Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Investment Manager. He is 40 years old and has been an employee of the Investment Manager since November 1990.

WILLIAM GERMENIS, ANTI-MONEY LAUNDERING COMPLIANCE OFFICER. Vice President and
     Anti-Money Laundering Compliance Officer of MBSC Securities Corporation, and the Anti-Money Laundering Compliance Officer of 80 investment companies (comprised of 177 portfolios) managed by the Investment Manager. He is 36 years old and has been an employee of the Distributor since October 1998.

JOSEPH W. CONNOLLY, CHIEF COMPLIANCE OFFICER. Chief Compliance Officer of the
     Investment Manager and The Dreyfus Family of Funds (84 investment companies, comprised of 181 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon's Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 50 years old and has served in various capacities with the Investment Manager since 1980, including manager of the firm's Fund Accounting Department from 1997 through October 2001.

     The address of each Trustee and officer of the Fund is 200 Park Avenue, New York, New York 10166.

     The Fund pays Trustees its allocated portion of an annual retainer of $ and a fee of $ per meeting (with a minimum of $ per meeting and per telephone meeting) attended for the Fund and other funds (comprised of portfolios) in the Dreyfus Family of Funds, and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Trustees are entitled to receive an annual retainer and a per meeting attended fee of one-half the amount paid to them as Trustees. The aggregate amount of compensation estimated to be paid to each Trustee by the Fund for the fiscal year ending , and the amount paid by all funds in the Dreyfus Family of Funds for which such person is a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member's total compensation) for the year ended December 31, 2006, was as follows:

                                                                                     Total Compensation
                                                                                      From the Fund and
                                           Aggregate Estimated Compensation           Fund Complex Paid
                NAME OF TRUSTEE                     FROM THE FUND*                      TO TRUSTEE(**)


_________________

* Amount does not include the cost of office space, secretarial services and health benefits for the Chairman and reimbursed expenses for attending Board of Trustee meetings, which in the aggregate are estimated to amount to $____.

** Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the Fund, for which the Trustee served.

                             MANAGEMENT ARRANGEMENTS

INVESTMENT MANAGER

     Dreyfus is a wholly-owned subsidiary of The Bank of New York Mellon Corporation ("BNY Mellon"), a global financial services company focused on helping clients move and manage their financial assets, operating in 37 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing superior asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team.

INVESTMENT MANAGEMENT AGREEMENT

     Pursuant to an Investment Management Agreement with the Fund (the "Investment Management Agreement"), the Investment Manager provides management services to the Fund. After an initial two-year term, the Investment Management Agreement will continue from year to year provided that a majority of the Trustees who are not "interested persons" of the Fund and either a majority of all Trustees or a majority (as defined in the 1940 Act) of the shareholders of the Fund approve its continuance. The Fund may terminate the Investment Management Agreement upon the vote of a majority of the Board of Trustees or upon the vote of a majority of the Fund's outstanding voting securities on 60 days' written notice to the Investment Manager. The Investment Manager may terminate the Investment Management Agreement upon 60 days' written notice to the Fund. The Investment Management Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

     The following persons are officers and/or directors of Dreyfus: Jonathan Little, Chair of the Board; Thomas F. Eggers, President, Chief Executive Officer and a director; Jonathan Baum, Vice Chair-Distribution and a director; J. Charles Cardona, Vice Chair and a director; Diane P. Durnin, Vice Chair and a director; Phillip N. Maisano, Chief Investment Officer, Vice Chair and a director; J. David Officer, Chief Operating Officer, Vice Chair and a director; Patrice M. Kozlowski, Senior Vice President-Corporate Communications; Jill Gill, Vice President-Human Resources; Anthony Mayo, Vice President-Information Systems; Theodore A. Schachar, Vice President-Tax; Alex G. Sciulli, Vice President; Gary Pierce, Controller; Joseph W. Connolly, Chief Compliance Officer; James Bitetto, Assistant Secretary; and Ronald P. O'Hanley III, director.

     The Investment Manager maintains office facilities on behalf of the Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Fund.

SUB-INVESTMENT ADVISER

     The Sub-Adviser provides investment advisory assistance and day-to-day management of the Fund's investments pursuant to the Sub-Investment Advisory Agreement (the "Sub-Advisory Agreement") between the Sub-Adviser and the Investment Manager. After an initial two-year term, the Sub-Advisory Agreement will continue from year to year provided that a majority of the Trustees who are not "interested persons" of the Fund and either a majority of all Trustees or a majority (as defined in the 1940 Act) of the shareholders of the Fund approve its continuance. The Sub-Advisory Agreement is terminable without penalty (i) by the Investment Manager on 60 days' notice, (ii) by the Board of Trustees or by vote of the holders of a majority of the Fund's shares on 60 days' notice, or
(iii) by the Sub-Adviser on not less than 90 days' notice. The Sub-Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act) or upon the termination of the Investment Management Agreement for any reason.

     The Sub-Adviser is a wholly-owned subsidiary of BNY Mellon, and an affiliate of the Investment Manager. The following individuals are board members and/or senior officers of the Sub-Adviser: [Mitchell E. Harris, Chief Executive Officer, Chairman and board member; Edward H. Ladd, Chairman Emeritus and board member; Ronald P. O'Hanley III, board member; John J. Nagormiak, board member; Scott E. Wennerholm, board member; Christine V. Downton, board member; Corey A. Griffin, Phillip N. Maisano, board member; James D. Mac Intyre, President, Chief Operating Officer and Secretary; Laurie A. Carroll, Senior Vice President; Steve Pitiner, Lipiner; and Kelly L. Mahoney, Chief Compliance Officer.]

PORTFOLIO MANAGEMENT

     The Sub-Adviser provides day-to-day management of the Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the supervision of the Investment Manager and the approval of the Board of Trustees. The Sub-Adviser provides the Fund with portfolio managers who are authorized by the Board of Trustees to execute purchases and sales of securities. The Fund's portfolio managers are David C. Leduc, CFA, Karen Bater, CFA, and Alexander Kozhemiakin, CFA, Ph.D., each of whom is employed by the Sub-Adviser. The Advisers also maintain research departments with professional staffs of portfolio managers and securities analysts who provide research services for the Fund and for other funds and accounts advised or sub-advised by the Investment Manager or Sub-Adviser.

     The Fund, the Investment Manager and the Sub-Adviser each have adopted a Code of Ethics that permits its personnel, subject to such Code of Ethics, to invest in securities, including securities that may be purchased or held by the Fund. The Code of Ethics subjects employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Investment Manager or the Sub-Adviser. In that regard, portfolio managers and other investment personnel of the Investment Manager and Sub-Adviser must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the applicable Code of Ethics and are also subject to the oversight of BNY Mellon's Investment Ethics Committee (the "Committee"). Portfolio managers and other investment personnel of the Investment Manager and Sub-Adviser who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice. The Code of Ethics can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room can be obtained by calling the SEC at 1-202-551-5850), is available on the EDGAR Database on the SEC's web site at http:\\www.sec.gov, and copies may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or writing the SEC at Public Reference Section, Washington, D.C. 20549.

     BNY Mellon and its affiliates may have deposit, loan and commercial banking or other relationships with the issuers of securities purchased by the Fund. The Sub-Adviser has informed the Fund that in making its investment decisions it does not obtain or use material inside information that BNY Mellon or its affiliates may possess with respect to such issuers.

PORTFOLIO MANAGER COMPENSATION

     The portfolio managers' cash compensation is comprised primarily of a market-based salary and an incentive compensation plan (annual and long term incentive). The Fund's portfolio managers are compensated by the Sub-Adviser. Funding for the Sub-Adviser's Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall company profitability. Therefore, all bonus awards are based initially on performance. The portfolio managers are eligible to receive annual cash bonus awards from the incentive compensation plan. Annual awards are granted in March, for the prior calendar year. An individual award for a portfolio manager is discretionary, based on product performance relative to both benchmarks and peer comparisons and goals established at the beginning of each calendar year. Goals are to a substantial degree based on investment performance, including performance for one and three year periods. Also considered in determining an individual award are team participation and general contributions to the Sub-Adviser.

     The portfolio managers are also eligible to participate in the Sub-Adviser's Long Term Incentive Plan. This plan provides for an annual award, payable in deferred cash that cliff vests after three years, with an interest rate equal to the average year over year earnings growth of the Sub-Adviser (capped at 20% per year). Management has discretion with respect to actual participation.

     If a portfolio manager's compensation exceeds certain levels, he or she may elect to defer portions of his or her base salary and/or incentive compensation pursuant to BNY Mellon's elective deferred compensation plan.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

     The following table lists the number and types of other accounts advised by the Fund's primary portfolio managers and assets under management in those accounts as of , 2007:

                              REGISTERED
                            INVESTMENT FUND      ASSETS                                                                ASSETS
PORTFOLIO MANAGER              ACCOUNTS          MANAGED    POOLED ACCOUNTS     ASSETS MANAGED    OTHER ACCOUNTS      MANAGED
David C. Leduc                                     $                                  $                                 $
Karen Bater                                        $                                  $                                 $
Alexander Kozhemiakin                              $                                  $                                 $


     [None of the funds or accounts are subject to a performance-based advisory fee.]

     As the Fund had not offered its shares prior to the date of this SAI, the Fund's primary portfolio managers did not own any Fund shares.

     The portfolio managers may manage multiple accounts for a diverse client base, including mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies and foundations), bank common trust accounts and wrap fee programs ("Other Accounts").

     Potential conflicts of interest may arise because of the Investment Manager's and the Sub-Adviser's management of the Fund and Other Accounts, as applicable. For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as the Investment Manager or the Sub-Adviser, as the case may be, may be perceived as causing accounts it manages to participate in an offering to increase the Investment Manager's or the Sub-Adviser's, as the case may be, overall allocation of securities in that offering, or to increase the Investment Manager's or the Sub-Adviser's, as the case may be, ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as the Investment Manager or the Sub-Adviser, as the case may be, may have an incentive to allocate securities that are expected to increase in value to preferred accounts. Initial public offerings, in particular, are frequently of very limited availability. Additionally, portfolio managers may be perceived to have a conflict of interest if there are a large number of Other Accounts, in addition to the Fund, that they are managing on behalf of the Investment Manager or the Sub-Adviser, as the case may be. The Investment Manager or the Sub-Adviser, as the case may be, periodically reviews each portfolio manager's overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Fund. In addition, the Investment Manager or the Sub-Adviser, as the case may be, could be viewed as having a conflict of interest to the extent that the Investment Manager or the Sub-Adviser, as the case may be, or its affiliates and/or portfolio managers have a materially larger investment in Other Accounts than their investment in the Fund.

     Other Accounts may have investment objectives, strategies and risks that differ from those of the Fund. For these or other reasons, the portfolio managers may purchase different securities for the Fund and the Other Accounts, and the performance of securities purchased for the Fund may vary from the performance of securities purchased for Other Accounts. The portfolio managers may place transactions on behalf of Other Accounts that are directly or indirectly contrary to investment decisions made for the Fund, which could have the potential to adversely impact the Fund, depending on market conditions.

     A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in another account, such as when a purchase increases the value of securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account.

     The involvement of the Sub-Adviser in the management of other accounts may present conflicts of interest with respect to the Fund or limit the Fund's investment activities. The Sub-Adviser advises accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities, currencies and instruments as the Fund. The Sub-Adviser will not have any obligation to make available for the benefit of the management of the Fund any such transactions. The results of the Fund's investment activities, therefore, may differ from those of the Sub-Adviser and it is possible that the Fund could sustain losses during periods in which the Sub-Adviser achieves significant profits on its trading for such other accounts. From time to time, the Fund's activities may be limited because of regulatory restrictions applicable to the Sub-Adviser and/or its internal policies designed to comply with such restrictions.

     The Investment Manager's and the Sub-Adviser's respective goal is to provide high quality investment services to all clients, while meeting the Investment Manager's and the Sub-Adviser's respective fiduciary obligation to treat all clients fairly. Each of the Investment Manager and the Sub-Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, the Investment Manager and the Sub-Adviser monitor a variety of areas, including compliance with Fund guidelines and compliance with the Code of Ethics. Furthermore, senior investment and business personnel at Dreyfus periodically review the performance of the portfolio managers for Dreyfus-managed funds.

EXPENSES

     All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by the Investment Manager or the Sub-Adviser. The expenses borne by the Fund include, without limitation: taxes, interest, loan commitment fees, interest and distributions paid on securities sold short, brokerage fees and commissions, if any, fees of Trustees who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Investment Manager or the Sub-Adviser or their affiliates, SEC fees and state Blue Sky qualification fees, leverage expenses, rating agency fees, listing fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of independent pricing services, costs of maintaining the Fund's existence, expenses of repurchasing shares, certain dividend reinvestment plan fees, costs of preparing, printing and distributing shareholders reports, proxy statements and reports to governmental agencies, and any extraordinary expenses.

     As compensation for the Investment Manager's services, the Fund has agreed to pay the Investment Manager a monthly investment management fee computed at the annual rate of ___% of the value of the Fund's average weekly managed assets (I.E., the net asset value of the common shares plus the liquidation preference of any preferred shares and the principal amount of any outstanding borrowings used for leverage). [The Investment Manager has contractually agreed to waive a portion of its investment management fee in the amount of __% of the value of the Fund's average weekly managed assets for the first year of the Fund's operations (through ).] The aggregate of the fees payable to the Investment Manager is not subject to reduction as the value of the Fund's net assets increases.

     Under the Sub-Advisory Agreement, the Investment Manager has agreed to pay the Sub-Adviser, out of the fee the Investment Manager receives from the Fund, a monthly sub-investment advisory fee computed at the annual rate of % of the value of the Fund's average weekly managed assets.

CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT

                                         ,                                , is
the Fund's custodian, transfer agent and dividend disbursing agent. has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. Under a custody agreement with the Fund, the holds the Fund's securities and keeps all necessary accounts and records. For its custody services, the receives a monthly fee based on the market value of the Fund's assets held in custody and receives certain securities transaction charges. Under the transfer agency agreement with the Fund, the arranges for the maintenance of the relevant shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses.

                        DETERMINATION OF NET ASSET VALUE

     Net asset value per common share is determined as of the close of regular session trading on the New York Stock Exchange (the "NYSE") (usually 4:00 p.m., Eastern time), on the last business day in each week. Substantially all of the Fund's fixed-income investments (excluding short-term investments) are valued by one or more independent pricing services (the "Service") approved by the Board of Trustees. Securities valued by the Service for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other investments is determined by the Service based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments are not valued by the Service and are valued at the mean price or yield equivalent for such securities or for securities of comparable maturity, quality and type as obtained from market makers. Other investments that are not valued by the Service are valued at the last sales price for securities traded primarily on an exchange or the national securities market or otherwise at the average of the most recent bid and asked prices. Bid-price is used when no asked price is available. Any assets or liabilities initially expressed in terms of foreign currency will be translated into U.S. dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation by the Federal Reserve Bank of New York or, if no such rate is quoted on such date, at the exchange rate previously quoted by the Federal Reserve Bank of New York or at such other quoted market exchange rate as may be determined to be appropriate by the Investment Manager. Forward currency contracts will be valued at the current cost of offsetting the contract. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value does not take place contemporaneously with the determination of prices of certain of the Fund's portfolio securities. Short-term investments may be carried at amortized cost, which approximates value.

     Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, are not valued by the Service, or are determined by the Fund not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) but before the Fund calculated its net asset value), are valued at fair value as determined in good faith based on procedures approved by the Board of Trustees. Fair value of investments may be determined by the Board of Trustees, its pricing committee or its valuation committee in good faith using such information as it deems appropriate. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased or sold, and public trading in similar securities of the issuer or comparable issuers. The valuation of a security based on fair value procedures may differ from the security's most recent closing price, and from the prices used by other mutual funds to calculate their net asset values. Restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount will be revised periodically by the Board of Trustees if it believes that the discount no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board of Trustees.

                             PORTFOLIO TRANSACTIONS

     The Fund's portfolio transactions are executed through the trading desk of the Sub-Adviser (the "Trading Desk"). The Fund benefits from the research facilities, and is subject to the internal policies and procedures, of the Sub-Adviser.

     The Trading Desk generally has the authority to select brokers (for equity securities) or dealers (for fixed income securities) and the commission rates or spreads to be paid. Allocation of brokerage transactions is made in the best judgment of the Trading Desk and in a manner deemed fair and reasonable. In choosing brokers or dealers, the Trading Desk evaluates the ability of the broker or dealer to execute the transaction at the best combination of price and quality of execution.

     In general, brokers or dealers involved in the execution of portfolio transactions on behalf of the Fund are selected on the basis of their professional capability and the value and quality of their services. The Trading Desk attempts to obtain best execution for the Fund by choosing brokers or dealers to execute transactions based on a variety of factors, which may include, but are not limited to, the following: (i) price; (ii) liquidity; (iii) the nature and character of the relevant market for the security to be purchased or sold; (iv) the quality and efficiency of the broker's or dealer's execution;
(v) the broker's or dealer's willingness to commit capital; (vi) the reliability of the broker or dealer in trade settlement and clearance; (vii) the level of counter-party risk (I.E., the broker's or dealer's financial condition); (viii) the commission rate or the spread; (ix) the value of research provided; (x) the availability of electronic trade entry and reporting links; and (xi) the size and type of order (E.G., foreign or domestic security, large block, illiquid security). In selecting brokers or dealers no factor is necessarily determinative; however, at various times and for various reasons, certain factors will be more important than others in determining which broker or dealer to use. Seeking to obtain best execution for all trades takes precedence over all other considerations.

     Investment decisions for one fund or account are made independently from those for other funds or accounts managed by the Fund's portfolio managers. Under the Trading Desk's procedures, the portfolio managers and the Trading Desk may seek to aggregate (or "bunch") orders that are placed or received concurrently for more than one fund or account. In some cases, this policy may adversely affect the price paid or received by a fund or an account, or the size of the position obtained or liquidated. As noted above, certain brokers or dealers may be selected because of their ability to handle special executions such as those involving large block trades or broad distributions, provided that the primary consideration of best execution is met. Generally, when trades are aggregated, each fund or account within the block will receive the same price and commission. However, random allocations of aggregate transactions may be made to minimize custodial transaction costs. In addition, at the close of the trading day, when reasonable and practicable, the completed securities of partially filled orders will generally be allocated to each participating fund and account in the proportion that each order bears to the total of all orders (subject to rounding to "round lot" amounts and other relevant factors).

     Portfolio turnover may vary from year to year as well as within a year. In periods in which extraordinary market conditions prevail, the portfolio managers will not be deterred from changing the Fund's investment strategy as rapidly as needed, in which case higher turnover rates can be anticipated which would result in greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Trading Desk based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Higher portfolio turnover rates usually generate additional brokerage commissions and transaction costs, and any short-term gains realized from these transactions are taxable to shareholders as ordinary income.

     Certain of the Fund's transactions in foreign securities may not benefit from the negotiated commission rates available to funds for transactions in securities of domestic issuers. Foreign exchange transactions are made with banks or institutions in the interbank market at prices reflecting a mark-up or mark-down and/or commission.

     The portfolio managers may deem it appropriate for one fund or account they manage to sell a security while another fund or account they manage is purchasing the same security. Under such circumstances, the portfolio managers may arrange to have the purchase and sale transactions effected directly between the funds and/or accounts ("cross transactions"). Cross transactions will be effected in accordance with procedures adopted pursuant to Rule 17a-7 under the 1940 Act.

     Funds and accounts managed by the Investment Manager or the Sub-Adviser or an affiliated entity may own significant positions in portfolio companies which, depending on market conditions, may affect adversely the ability to dispose of some or all of such positions.

     The Fund contemplates that, consistent with the policy of seeking best price and execution, brokerage transactions may be conducted through affiliates of the Investment Manager and the Sub-Adviser. The Board of Trustees has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to affiliates of the Investment Manager or the Sub-Adviser are reasonable and fair.

     The Fund may acquire securities issued by one or more of its "regular brokers or dealers," as defined in Rule 10b-1 under the 1940 Act. Rule 10b-1 provides that a "regular broker or dealer" is one of the ten brokers or dealers that, during the Fund's most recent fiscal year (i) received the greatest dollar amount of brokerage commissions from participating, either directly or indirectly, in the Fund's portfolio transactions, (ii) engaged as principal in the largest dollar amount of the Fund's portfolio transactions or (iii) sold the largest dollar amount of the Fund's securities.



      SUMMARY OF THE PROXY VOTING POLICY, PROCEDURES AND GUIDELINES OF THE
                            DREYFUS FAMILY OF FUNDS

     The Board of each fund in the Dreyfus Family of Funds has delegated to the Investment Manager the authority to vote proxies of companies held in the fund's portfolio. The Investment Manager, through its participation on the Mellon Proxy Policy Committee (the "MPPC"), applies Mellon's Proxy Voting Policy, related procedures, and voting guidelines when voting proxies on behalf of the funds.

     The Investment Manager recognizes that an investment adviser is a fiduciary that owes its clients, including funds it manages, a duty of utmost good faith and full and fair disclosure of all material facts. An investment adviser's duty of loyalty requires an adviser to vote proxies in a manner consistent with the best interest of its clients and precludes the adviser from subrogating the clients' interests to its own. In addition, an investment adviser voting proxies on behalf of a fund must do so in a manner consistent with the best interests of the fund and its shareholders.

     The Investment Manager seeks to avoid material conflicts of interest by participating in the MPPC, which applies detailed, pre-determined written proxy voting guidelines (the "Voting Guidelines") in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, the MPPC engages a third party as an independent fiduciary to vote all proxies of funds managed by Mellon or its affiliates (including the Dreyfus Family of Funds), and may engage an independent fiduciary to vote proxies of other issuers at its discretion.

     All proxies received by the funds are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in Mellon's or the Investment Manager's policies on specific issues. Items that can be categorized under the Voting Guidelines are voted in accordance with any applicable guidelines or referred to the MPPC, if the applicable guidelines so require. Proposals that cannot be categorized under the Voting Guidelines are referred to the MPPC for discussion and vote. Additionally, the MPPC reviews proposals where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, the MPPC weighs the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote. With respect to securities lending transactions, the MPPC seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies.

     When evaluating proposals, the MPPC recognizes that the management of a publicly-held company may need protection from the market's frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services. In addition, the MPPC generally supports proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals. The MPPC believes that a shareholder's role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its management and voting on matters which properly come to a shareholder vote. However, the MPPC generally opposes proposals designed to insulate an issuer's management unnecessarily from the wishes of a majority of shareholders. Accordingly, the MPPC generally votes in accordance with management on issues that the MPPC believes neither unduly limit the rights and privileges of shareholders nor adversely affect the value of the investment.

     On questions of social responsibility where economic performance does not appear to be an issue, the MPPC attempts to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The MPPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues.

     In evaluating proposals regarding incentive plans and restricted stock plans, the MPPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the MPPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The MPPC generally votes against proposals that permit or are silent on the repricing or replacement of stock options without shareholder approval.

     Information regarding how the Investment Manager voted proxies for the Fund will be available on the Dreyfus Family of Funds' website at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov on the Fund's Form N-PX filed with the SEC.

                              REPURCHASE OF SHARES

     The Fund is a closed-end investment company and as such its shareholders will not have the right to cause the Fund to redeem their shares. Instead, the Fund's shares will trade in the open market at a price that will be a function of several factors, including dividend levels (which are in turn affected by expenses), net asset value, call protection, price, dividend stability, relative demand for and supply of such shares in the market, market and economic conditions and other factors. Because shares of a closed-end investment company may frequently trade at prices lower than net asset value, the Board of Trustees may consider action that might be taken to reduce or eliminate any material discount from net asset value in respect of shares, which may include the repurchase of such shares in the open market, private transactions, the making of a tender offer for such shares at net asset value, or the conversion of the Fund to an open-end investment company. The Board of Trustees may not decide to take any of these actions. During the pendency of a tender offer, the Fund will publish how common shareholders may readily ascertain the net asset value. In addition, there can be no assurance that share repurchases or tender offers, if undertaken, will reduce market discount.

     Subject to its investment limitations, the Fund may use the accumulation of cash to finance repurchase of shares or to make a tender offer. Interest on any borrowings to finance share repurchase transactions or the accumulation of cash by the Fund in anticipation of share repurchases or tenders will reduce the Fund's income. Any share repurchase, tender offer or borrowing that might be approved by the Board of Trustees would have to comply with the Securities Exchange Act of 1934, as amended, and the 1940 Act and the rules and regulations under each of those Acts.

     Although the decision to take action in response to a discount from net asset value will be made by the Board of Trustees at the time it considers the issue, it is the Board of Trustees' present policy, which may be changed by the Board of Trustees, not to authorize repurchases of common shares or a tender offer for such shares if (1) such transactions, if consummated, would (a) result in delisting of the common shares from the NYSE, or (b) impair the Fund's status as a regulated investment company under the Code (which would make the Fund a taxable entity, causing its income to be taxed at the corporate level in addition to the taxation of shareholders who receive dividends from the Fund) or as a registered closed-end investment company under the 1940 Act; (2) the Fund would not be able to liquidate portfolio securities in an orderly manner and consistent with the Fund's investment objectives and policies in order to repurchase shares; or (3) there is, in the Board of Trustees' judgment, any (a) material legal action or proceeding instituted or threatened challenging such transactions or otherwise materially adversely affecting the Fund, (b) general suspension of or limitation on prices for trading securities on the NYSE, (c) declaration of a banking moratorium by federal or state authorities or a suspension of payment by U.S. banks in which the Fund invests, (d) material limitation affecting the Fund or the issuers of its portfolio securities by federal or state authorities on the extension of credit by institutions or on the exchange of foreign currency, (e) commencement of armed hostilities or other international or national calamity directly or indirectly involving the United States, or (f) other event or condition which would have a material adverse effect (including any adverse tax effect) on the Fund or its shareholders if shares were repurchased. The Board of Trustees may in the future modify these conditions in light of experience.

     The repurchase by the Fund of its shares at prices below net asset value will result in an increase in the net asset value of those shares that remain outstanding. However, there can be no assurance that share repurchases or tenders at or below net asset value will result in the Fund's shares trading at a price equal to their net asset value. Nevertheless, the fact that the shares may be the subject of repurchase or tender offers at net asset value from time to time, or that the Fund may be converted to an open-end investment company, may reduce any spread between market price and net asset value that might otherwise exist.

     Before deciding whether to take any action, the Board of Trustees would likely consider all relevant factors, including the extent and duration of the discount, the liquidity of the Fund's portfolio, the impact of any action on the Fund or its shareholders and market considerations. Based on the considerations, even if the Fund's shares should trade at a discount, the Board of Trustees may determine that, in the interest of the Fund and its shareholders, no action should be taken.

                                    TAXATION

     The Fund intends to elect to be treated as, and to qualify annually as, a regulated investment company under the Code. To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at end of each quarter of the taxable year, (i) at least 50% of the value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of a single issuer, or two or more issuers which the Fund controls and are engaged in the same, similar or related trades or businesses; and (c) distribute at least 90% of the sum of its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net tax-exempt interest each taxable year.

     Net income derived from an interest in a "qualified publicly traded partnership," as defined in the Code, will be treated as qualifying income for purposes of the 90% gross income requirement described above. In addition, for purposes of the diversification requirements described above, the outstanding voting securities of any issuer include the equity securities of a qualified publicly traded partnership, and no more than 25% of the value of a regulated investment company's total assets may be invested in the securities of one or more qualified publicly traded partnerships. The separate treatment for publicly traded partnerships under the passive activity rules of the Code applies to a regulated investment company holding an interest in a qualified publicly traded partnership, with respect to items attributable to such interest.

     As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income and net capital gain. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement (described above) are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending on October 31st of the calendar year (unless an election is made to use the Fund's fiscal year), and (3) any ordinary income and capital gains from previous years that were not distributed during those years and on which the Fund paid no U.S. federal income tax. A distribution will be treated as paid on December 31st of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

     If the Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits (including distributions of net capital gain) would be taxed to shareholders as ordinary income. Such distributions generally would be eligible
(i) to be treated as qualified dividend income in the case of individual shareholders and (ii) for the dividends received deduction ("DRD") in the case of corporate shareholders.

DISTRIBUTIONS

     Dividends paid out of the Fund's current and accumulated earnings and profits will, except in the case of qualified dividend income and capital gain dividends described below, be taxable to a U.S. shareholder as ordinary income to the extent of the Fund's earnings and profits. If a portion of the Fund's income consists of qualifying dividends paid by U.S. corporations (other than REITs), a portion of the dividends paid by the Fund to corporate shareholders, if properly designated, may qualify for the DRD. In addition, for taxable years beginning on or before December 31, 2010, distributions of investment company taxable income designated by the Fund as derived from qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met by both the Fund and the shareholder. However, even if income received in the form of ordinary income dividends is taxed at the same rates as long-term capital gains, such income will not be considered long-term capital gains for other federal income tax purposes. A dividend paid by the Fund to a shareholder will not be treated as qualified dividend income of the shareholder (1) if the dividend is received with respect to any share held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend, (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property or (3) if the recipient elects to have the dividend treated as investment income for purposes of the limitation on deductibility of investment interest. There can be no assurance of what portion, if any, of the Fund's distributions will be entitled to the lower tax rates that apply to qualified dividend income.

     The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it generally will be taxable to individual shareholders at long-term capital gains rates regardless of the length of time the shareholders have held their shares. Conversely, if the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the applicable corporate tax rate. In such event, it is expected that the Fund also will elect to treat such gain as having been distributed to shareholders. As a result, each shareholder will be required to report his or her pro rata share of such gain on his or her tax return as long-term capital gain, will be entitled to claim a tax credit for his or her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his or her shares by an amount equal to the deemed distribution less the tax credit. Distributions declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Shareholders will be notified annually as to the U.S. federal tax status of distributions.

     Long-term capital gain rates for individuals have been temporarily reduced to 15% (with lower rates for individuals in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2010.

     Distributions will be treated in the manner described above regardless of whether such distributions are paid in cash or invested in additional shares of the Fund.

     Distributions by the Fund in excess of the Fund's current and accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his or her shares; any such return of capital distributions in excess of the shareholder's tax basis will be treated as gain from the sale of his or her shares, as discussed below.

     If the net asset value at the time a shareholder purchases shares of the Fund reflects undistributed income or gain, distributions of such amounts will be taxable to the shareholder in the manner described above, even though such distributions economically constitute a return of capital to the shareholder.

     Although the Fund may realize tax-exempt income on certain investments, it will generally be unable to pass through to its shareholders the tax-exempt nature of that income.

SALE OF FUND SHARES

     A shareholder generally will recognize gain or loss on the sale of shares of the Fund in an amount equal to the difference between the amount of cash and the fair market value of any property received on the sale and the shareholder's adjusted tax basis in the shares. In general, any such gain or loss will be considered capital gain or loss if the shares are held as capital assets, and gain or loss will be long-term or short-term, depending upon the shareholder's holding period for the shares. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year. However, any capital loss arising from the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received by the shareholder (or amounts credited to the shareholder as undistributed capital gains) with respect to such shares. Also, any loss realized on a sale of shares will be disallowed to the extent the shares disposed of are replaced with other substantially identical shares within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such case, the tax basis of the acquired shares will be adjusted to reflect the disallowed loss. The ability to otherwise deduct capital losses may be subject to other limitations imposed by the Code.

NATURE OF FUND'S INVESTMENTS

     Certain of the Fund's investment practices are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) convert dividends that would otherwise constitute qualified dividend income into ordinary income, (ii) treat dividends that would otherwise be eligible for the DRD as ineligible for such treatment, (iii) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (iv) convert long-term capital gain into short-term capital gain or ordinary income, (v) convert an ordinary loss or deduction into a capital loss (the deductibility of which is more limited), (vi) cause the Fund to recognize income or gain without a corresponding receipt of cash, (vii) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, (viii) adversely alter the characterization of certain complex financial transactions and (ix) produce income that will not be qualifying income for purposes of the 90% gross income requirement that applies to regulated investment companies. While it may not always be successful in doing so, the Fund will seek to avoid or minimize the adverse tax consequences of its investment practices.

OPTIONS, FUTURES, FORWARD CONTRACTS AND SWAP AGREEMENTS

     Certain options that are listed on a qualified board of exchange ("listed options") written or purchased by the Fund (including options on futures contracts, broad-based equity indices and debt securities) as well as certain futures contracts will be governed by section 1256 of the Code ("section 1256 contracts"). Section 1256 contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss generally is treated as 60% long-term and 40% short-term capital gain or loss. Almost no options listed on non-U.S. exchanges will meet the requirements for Section 1256 treatment.

     To the extent such investments are permissible for the Fund, the Fund's transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, swap agreements, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, to defer losses to the Fund, to cause adjustments in the holding periods of the Fund's securities, to convert long-term capital gains into short-term capital gains and to convert short-term capital losses into long-term capital losses. These rules, therefore, could affect the amount, timing and character of distributions to shareholders. In particular, the straddle rules require that certain losses be deferred, and the holding period for positions governed by theses rules generally will not begin until after the offsetting position is no longer outstanding.

ORIGINAL ISSUE DISCOUNT SECURITIES

     Investments by the Fund in zero coupon or other discount securities will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income which the Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax. Because such income may not be matched by a corresponding cash distribution to the Fund, the Fund may be required to borrow money or dispose of other securities to be able to make distributions to its shareholders.

INVESTMENT IN NON-U.S. SECURITIES

     The Fund's investment in non-U.S. securities may be subject to non-U.S. withholding taxes. In that case, the Fund's yield on those securities would be decreased. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

     If more than 50% of the Fund's assets at year end consists of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. It is anticipated that shareholders of the Fund generally will not be entitled to claim a credit or deduction with respect to foreign taxes.

PASSIVE FOREIGN INVESTMENT COMPANY

     If the Fund purchases shares in a "passive foreign investment company" (a "PFIC"), the Fund may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. If the Fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code (a "QEF"), in lieu of the foregoing requirements, the Fund would be required to include in income each year a portion of the ordinary earnings and net capital gain of the QEF, even if not distributed to the Fund. However, the Fund will be unable to make a QEF election unless certain information is received from the PFIC, and there can be no assurance the PFIC will provide such information. Alternatively, the Fund can, in certain cases, elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the Fund would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs will not be treated as qualified dividend income.

     A PFIC is any foreign corporation: (1) 75% or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active businesses and certain income received from related persons.

FOREIGN CURRENCY TRANSACTIONS

     Gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or receivables or pays such liabilities are generally treated as ordinary income or loss. Similarly, the Fund's transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

INVESTMENTS IN SECURITIES OF UNCERTAIN TAX CHARACTER

     The Fund may invest in preferred securities or other securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the Internal Revenue Service (the "IRS"). To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

BORROWINGS

     If the Fund utilizes leverage through borrowing, it may be restricted by loan covenants with respect to the declaration of, and payment of, dividends in certain circumstances. Limits on the Fund's payments of dividends may prevent the Fund from meeting the distribution requirements, described above, and may, therefore, jeopardize the Fund's qualification for taxation as a regulated investment company and possibly subject the Fund to the 4% excise tax. The Fund will endeavor to avoid restrictions on its ability to make dividend payments.

BACKUP WITHHOLDING

     If a shareholder fails to furnish a correct taxpayer identification number, or fails to make required certifications or has been notified by the IRS that the shareholder is subject to "backup withholding," the shareholder may be subject to a "backup withholding" tax with respect to (1) taxable dividends and
(2) the proceeds of any sales or repurchases of the Fund's shares. An individual's taxpayer identification number is generally his or her social security number. Corporate shareholders and other shareholders specified in the Code or the Treasury regulations promulgated thereunder are exempt from backup withholding. Backup withholding is not an additional tax and any amounts withheld will be allowed as a refund or a credit against a taxpayer's U.S. federal income tax liability if the appropriate information is provided to the IRS.

FOREIGN SHAREHOLDERS

     U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate or a foreign corporation ("foreign shareholder") as defined in the Code, depends on whether the income of the Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder.

INCOME NOT EFFECTIVELY CONNECTED

     If the income from the Fund is not "effectively connected" with a U.S. trade or business carried on by the foreign shareholder, distributions of investment company taxable income, including any dividends designated as qualified dividend income, will generally be subject to a U.S. tax of 30% (or lower treaty rate, except in the case of any excess inclusion income allocated to the shareholder), which tax is generally withheld from such distributions. U.S. source withholding taxes are no longer imposed on dividends paid by regulated investment companies to the extent the dividends are designated as "interest-related dividends" or "short-term capital gain dividends." Under this exemption, interest-related dividends and short-term capital gain dividends generally represent distributions of U.S. source interest or short-term capital gains that would not have been subject to U.S. withholding tax at the source if they had been received directly by a foreign person, and that satisfy certain other requirements. The exemption applies to dividends with respect to taxable years of regulated investment companies beginning before January 1, 2008.

     Capital gain dividends and any amounts retained by the Fund which are designated as undistributed capital gains will generally not be subject to U.S. federal withholding tax at the rate of 30% (or lower treaty rate) unless the foreign shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would generally be subject to U.S. federal income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. federal withholding tax. In the case of a foreign shareholder who is a nonresident alien individual, the Fund may be required to backup withhold U.S. federal income tax on distributions of net capital gain unless the foreign shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. See "Taxation -- Backup Withholding" above.

     Under recently enacted legislation, foreign shareholders that engage in certain "wash sale" and/or substitute dividend payment transactions the effect of which is to avoid the receipt of distributions from the Fund that would be treated as gain effectively connected with a United States trade or business will be treated as having received such distributions. All shareholders of the Fund should consult their tax advisers regarding the application of this recently enacted legislation.

INCOME EFFECTIVELY CONNECTED

     If the income from the Fund is "effectively connected" with a U.S. trade or business carried on by a foreign shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Fund will generally be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Foreign corporate shareholders may also be subject to the branch profits tax imposed by the Code.

     If a partnership (including an entity treated as a partnership for U.S. federal income tax purposes) holds Fund shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership. A prospective shareholder that is a partner of a partnership should consult its tax advisors with respect to the partnership's purchase, ownership and disposition of Fund shares.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

TAX SHELTER REPORTING REGULATIONS

     Under Treasury regulations, if a shareholder recognizes a loss with respect to shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder in any single taxable year (or a greater loss over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. In addition, significant penalties may be imposed upon the failure to comply with the tax shelter reporting rules. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS

     Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of the Fund as an investment through such plans, and the precise effect of an investment on their particular tax situation.

OTHER TAXATION

     Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

            COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, serves as counsel to the Fund.

                                    ,                      , an independent
registered public accounting firm, has been selected to serve as the independent registered public accounting firm for the Fund. The statement of assets and liabilities of the Fund as of included in this SAI has been so included in reliance on the report of ____, given on the authority of said firm as experts in auditing and accounting.

                     DREYFUS GLOBAL DIVERSIFIED INCOME FUND

                       Statement of Assets and Liabilities

                              as of ________, 2007


Assets:
     Cash                                                              $
          Total Assets                                                 $
Liabilities:
          Total Liabilities                                             --
Net Assets applicable to _____ shares of $.001 par value
   beneficial interest outstanding                                     $
Net asset value per common shares outstanding
   ($______ divided by ____ common shares outstanding)                 $

NOTES TO FINANCIAL STATEMENT

Note 1: Organization

     Dreyfus Global Diversified Income Fund (the "Fund") was formed as a Massachusetts business trust on August 10, 2007 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Fund has been inactive since that date except for matters relating to the Fund's establishment, designation, registration of the Fund's shares of beneficial interest ("Shares") under the Securities Act of 1933, as amended, and the sale of _____ Shares ("Initial Shares") for $_____ to______, an affiliate of The Dreyfus Corporation (the "Investment Manager"). The proceeds of such Initial Shares in the Fund were held in cash. There are an unlimited number of shares of $0.001 par value beneficial interest authorized.

     The Investment Manager has agreed to reimburse all organization expenses (approximately $_______) and to pay all offering costs (other than the sales load) that exceed $___ per Common Share. The total offering costs of the Fund are expected to be approximately $_______, of which the Fund is expected to bear $________.

Note 2: Accounting Policies

     The preparation of the financial statement in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement. Actual results could differ from these estimates. In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 3: Investment Management Agreement and Sub-Investment Advisory Agreement

     The Fund has entered into an Investment Management Agreement with the Investment Manager, pursuant to which the Investment Manager will provide general investment management services for the Fund. For providing these services, the Fund has agreed to pay the Investment Manager an investment management fee, accrued daily and paid monthly, at an annual rate equal to ___% of the Fund's average weekly managed assets (I.E., the next asset value of the Common Shares plus the liquidation preference of any Fund Preferred Shares and the principal amount of any outstanding borrowings used for leverage).

     The Investment Manager has entered into a Sub-Investment Advisory Agreement with its affiliate, Standish Mellon Asset Management Company LLC (the "Sub-Adviser"). The Sub-Adviser is responsible for implementation of the Fund's investment strategy and investment of the Fund's assets on a day-to-day basis in accordance with the Fund's investment objectives and policies. For its services under the Sub-Investment Advisory Agreement, the Investment Manager (not the
Fund) has agreed to pay the Sub-Adviser a monthly sub-investment advisory fee computed at the annual rate of % of the value of the Fund's average weekly managed assets.


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholder and Board of Trustees of DREYFUS GLOBAL DIVERSIFIED INCOME FUND:

                                [To be Provided]


                                    APPENDIX

                                Rating Categories

     Description of certain ratings assigned by Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service ("Moody's"), and Fitch Ratings ("Fitch"):

S&P
LONG-TERM

AAA
An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated "CC" is currently highly vulnerable to nonpayment.

C
A subordinated debt or preferred stock obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D
An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

R
The symbol "r" is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk--such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

N.R.
The designation "N.R." indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Note: The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign designation to show relative standing within the major rating categories.

SHORT-TERM

A-1
A short-term obligation rated "A-1" is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are given a plus sign (+) designation. This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet is financial commitment on the obligation.

C
A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

MOODY'S

LONG-TERM

AAA
Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA
Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

A
Bonds rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA
Bonds rated "Baa" are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA
Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B
Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA
Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA
Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C
Bonds rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

PRIME RATING SYSTEM (SHORT-TERM)

Issuers rated PRIME-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     Leading market positions in well-established industries.

     High rates of return on funds employed.

     Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated PRIME-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated PRIME-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

FITCH

LONG-TERM INVESTMENT GRADE

AAA
HIGHEST CREDIT QUALITY. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
VERY HIGH CREDIT QUALITY. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
HIGH CREDIT QUALITY. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
GOOD CREDIT QUALITY. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

LONG-TERM SPECULATIVE GRADE

BB
SPECULATIVE. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
HIGHLY SPECULATIVE. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C
HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, D
DEFAULT. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. "DD" ratings indicate potential recoveries in the range of 50% - 90% and "D" the lowest recovery potential, I.E., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect of repaying all obligations.

SHORT-TERM

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1
HIGHEST CREDIT QUALITY. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2
GOOD CREDIT QUALITY. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3
FAIR CREDIT QUALITY. The capacity for timely payment of financial commitment is adequate; however, near-term adverse changes could result in a reduction non-investment grade.

B
SPECULATIVE. Minimal capacity for timely payment of financial commitments plus vulnerability to near-term adverse changes in financial and economic conditions.

C
HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D
DEFAULT.  Denotes actual or imminent payment default.

"NR" indicates that Fitch does not rate the issuer or issue in question.

Notes to long-term and short-term ratings: A plus (+) or minus (-) sign designation may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category, to categories below "CCC," or to short-term ratings other than "F1."


                                                      PART C

                                                 OTHER INFORMATION

ITEM 25. FINANCIAL STATEMENTS AND EXHIBITS
-------- ---------------------------------

1)       Financial Statements

Part A--None
Part B--Report of Independent Registered Public Accounting Firm*
           Statement of Assets and Liabilities*

2)       Exhibits

(a)           Agreement and Declaration of Trust*
(b)           By-Laws*
(c)           Not applicable
(d)(i)        Form of specimen share certificate*
(d)(ii) The rights of security holders are defined in the Registrant's Agreement and Declaration of Trust (Articles IV, IX and XII) and the Registrant's By-Laws (Articles II and VI).
(e)           Form of Dividend Reinvestment Plan*
(f)           Not applicable
(g)(i)        Form of Investment Management Agreement*
(g)(ii)       Form of Sub-Investment Advisory Agreement*
(h)           Form of Underwriting Agreement*
(i)           Not applicable
(j)           Form of Custodian Agreement*
(k)           Form of Transfer Agency, Registrar and Dividend Disbursing
              Agency Agreement*
(l)(i)        Opinion and Consent of Stroock & Stroock & Lavan LLP*
(l)(ii)       Opinion and Consent of _________ (Special Massachusetts Counsel)*
(m)           Not applicable
(n)           Consent of Independent Registered Public Accounting Firm*
(o)           Not applicable
(p)           Form of Investment Representation Letter*
(q)           Not applicable
(r)           Code of Ethics of the Fund and the Investment Manager*
(s)           Power of Attorney*
___________________________
*  To be filed by amendment.

ITEM 26. MARKETING ARRANGEMENTS
-------- ----------------------

         See Exhibit 2(h).

ITEM 27. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION
-------- -------------------------------------------

The following table sets forth the expenses to be incurred in connection with the offer described in this Registration Statement:

SEC registration fees                                 $ ________
New York Stock Exchange listing fee*                  $ ________
Printing and engraving expenses*                      $ ________
Auditing fees and expenses*                           $ ________
Legal fees and expenses*                              $ ________
NASD fees*                                            $ ________
Miscellaneous*                                        $ ________
Total*                                                $ ________
___________________
*  Estimated.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
-------- -------------------------------------------------------------

         None.

ITEM 29. NUMBER OF HOLDERS OF SECURITIES
-------- -------------------------------

TITLE OF CLASS                                         NUMBER OF RECORD HOLDERS
--------------                                         -----------------------

Common Shares, par value $.001 per share               None

ITEM 30. INDEMNIFICATION
-------- ---------------

     The Registrant's charter documents set forth the circumstances under which indemnification shall be provided to any past or present Board member or officer of the Registrant. The Registrant also has entered into a separate agreement with each of its Board members that describes the conditions and manner in which the Registrant indemnifies each of its Board members against all liabilities incurred by them (including attorneys' fees and other litigation expenses, settlements, fines and penalties), or which may be threatened against them, as a result of being or having been a Board member of the Registrant. These indemnification provisions are subject to applicable state law and to the limitation under the Investment Company Act of 1940, as amended, that no board member or officer of a fund may be protected against liability for willful misfeasance, bad faith, gross negligence or reckless disregard for the duties of his or her office. Reference is hereby made to the following: Article XII of the Registrant's Agreement and Declaration of Trust and Article VIII of the Registrant's By-Laws.

     The Registrant has agreed to indemnify the Underwriters of the Registrant's common shares to the extent set forth in Exhibit 2(h).

     Insofar as indemnification for liabilities under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to the directors and officers, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. If a claim for indemnification against such liabilities under the Securities Act (other than for expenses incurred in a successful defense) is asserted against the Registrant by the directors or officers in connection with the shares, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
-------- ----------------------------------------------------

     (a) This information, with respect to the Investment Manager, is set forth under the caption "Management of the Fund" in the Prospectus and "Management Arrangements" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement.

     The following is a list of the directors and officers of The Dreyfus Corporation, the Registrant's Investment Manager.


Name and Position
With Dreyfus                       Other Businesses                          Position Held               Dates
------------                       ----------------                          -------------               -----
J. Charles Cardona                 Dreyfus Investment Advisors,              Chairman of the Board       2/02 - Present
Director and Vice Chair            Inc.++

                                   Boston Safe Advisors, Inc.++              Director                    10/01 - Present

                                   Dreyfus Service Corporation++             Executive Vice President    2/97 - Present
                                                                             Director                    8/00 - Present

Thomas F. Eggers                   Dreyfus Service Corporation++             Chairman                    4/05 - Present
Director, President and                                                      Chief Executive Officer     4/05 - Present
Chief Operating Officer
                                   Dreyfus Service Organization++            Director                    4/05 - Present

                                   Founders Asset Management LLC****         Member, Board of            4/05 - Present
                                                                             Managers

                                   Lighthouse Growth Advisers LLC++          Member, Board of            4/05 - Present
                                                                             Managers

                                   Scudder Investments                       President                   5/02 - 3/05
                                   345 Park Avenue                           Chief Executive Officer     5/02 - 3/05
                                   New York, NY 10154

                                   Scudder Distributor                       Chairman                    5/02 - 3/05
                                   345 Park Avenue
                                   New York, NY 10154

Jonathan Little                    Mellon Global Investments                 Chief Executive Officer     5/02 - Present
Chair of the Board                                                                                       5/02 - Present

                                   Mellon Fund Managers Limited              Director                    5/03 - Present

                                   Mellon Global Investments (Holdings) Ltd. Director                    9/03 - Present

                                   Mellon Global Investing Corp.             Director                    5/02 - Present

                                   Mellon International Investment Corp.     Director                    4/02 - Present

                                   Mellon Overseas Investment Corp.          Director                    12/02 - Present

                                   Hamon Investment Group PTE Ltd.           Director                    3/02 - Present

                                   Mellon Chile Holdings, S.A.               Director                    7/03 - Present

                                   Mellon Global Funds, plc                  Director                    12/00 - Present

                                   Mellon Global Management Ltd.             Director                    11/00 - Present

                                   Mellon Global Investments Japan Ltd.      Director                    6/02 - Present

                                   Universal Liquidity Funds, plc            Director                    11/00 - Present

                                   Pareto Investment Management Ltd.         Director                    11/04 - Present

                                   Mellon Global Investments (Asia) Ltd.     Director                    5/01 - Present

                                   Mellon Global Investments Australia Ltd.  Director                    10/02 - Present

                                   Mellon Australia Ltd.                     Director                    7/02 - Present

                                   Mellon Alternative Strategies Ltd.        Director                    10/04 - Present

                                   NSP Financial Services Group Pty Ltd.     Director                    12/01 - Present

                                   Kiahan Ltd.                               Director                    12/01 - Present

Phillip N. Maisano                 Mellon Financial Corporation+             Senior Vice President       4/06 - Present
Director, Vice Chair and
Chief Investment Officer           EACM Advisors LLC                         Chairman of Board           8/04 - Present
                                   200 Connecticut Avenue                    Chief Executive Officer     8/04 - 5/06
                                   Norwalk, CT 06854-1940

                                   Founders Asset Management LLC****         Member, Board of Managers   11/06 - Present

                                   Standish Mellon Asset Management          Board Member                12/06 - Present
                                   Company, LLC
                                   One Financial Center
                                   Boston, MA 02211

                                   Mellon Capital Management                 Director                    12/06 - Present
                                   Corporation***

                                   Mellon Equity Associates, LLP*            Board Member                12/06 - Present

                                   Newton Management Limited                 Board Member                12/06 - Present
                                   London, England

                                   Franklin Portfolio Associates, LLC*       Board Member                12/06 - Present

Ronald P. O'Hanley                 Mellon Financial Corporation+             Vice Chairman               6/01 - Present
Vice Chair
and Director
                                   Mellon Bank, N.A. +                       Vice Chairman               6/01 - Present

                                   Mellon Growth Advisors, LLC*              Board Member                1/02 - 7/03

                                   TBC General Partner, LLC*                 President                   7/03 - Present

                                   Standish Mellon Asset Management          Board Member                7/01 - 7/03
                                   Holdings, LLC
                                   One Financial Center
                                   Boston, MA 02211

                                   Standish Mellon Asset Management          Board Member                7/01 - Present
                                   Company, LLC
                                   One Financial Center
                                   Boston, MA 02211

                                   Franklin Portfolio Holdings, LLC*         Director                    12/00 - Present

                                   Franklin Portfolio Associates,            Director                    4/97 - Present
                                   LLC*

                                   Pareto Partners (NY)                      Partner Representative      2/00 - Present
                                   505 Park Avenue
                                   NY, NY 10022

                                   Buck Consultants, Inc.++                  Director                    7/97 - Present

                                   Newton Management Limited                 Executive Committee         10/98 - Present
                                   London, England                           Member
                                                                             Director                    10/98 - Present

                                   Mellon Global Investments Japan Ltd.      Non-Resident Director       11/98 - Present
                                   Tokyo, Japan

                                   TBCAM Holdings, LLC*                      Director                    1/98 - Present

                                   Fixed Income (MA) Trust*                  Trustee                     6/03 - Present

                                   Fixed Income (DE) Trust*                  Trustee                     6/03 - Present

                                   Pareto Partners                           Partner Representative      5/97 - Present
                                   271 Regent Street
                                   London, England W1R 8PP

                                   Mellon Capital Management                 Director                    2/97 - Present
                                   Corporation***

                                   Certus Asset Advisors Corp.**             Director                    2/97 - 7/03

                                   Mellon Bond Associates, LLP+              Executive Committee Member  1/98 - 7/03
                                                                             Chairman
                                                                                                         1/98 - 7/03

                                   Mellon Equity Associates, LLP+            Executive Committee         1/98 - Present
                                                                             Member
                                                                             Chairman                    1/98 - Present

                                   Mellon Global Investing Corp.*            Director                    5/97 - Present
                                                                             Chairman                    5/97 - Present
                                                                             Chief Executive Officer     5/97 - Present

J. David Officer                   Dreyfus Service Corporation++             President                   3/00 - Present
Vice Chair                                                                   Director                    3/99 - Present
and Director
                                   MBSC, LLC++                               Manager, Board of           4/02 - Present
                                                                             Managers
                                                                             President                   4/02 - Present

                                   Boston Safe Advisors, Inc. ++             Director                    10/01 - Present

                                   Dreyfus Transfer, Inc. ++                 Chairman and Director       2/02 - Present

                                   Dreyfus Service Organization,             Director                    3/99 - Present
                                   Inc.++

                                   Dreyfus Insurance Agency of               Director                    5/98 - Present
                                   Massachusetts, Inc.++

                                   Seven Six Seven Agency, Inc.++            Director                    10/98 - Present

                                   Mellon Residential Funding Corp. +        Director                    4/97 - Present

                                   Mellon Bank, N.A.+                        Executive Vice President    2/94 - Present

                                   Mellon United National Bank               Director                    3/98 - Present
                                   1399 SW 1st Ave., Suite 400
                                   Miami, Florida

                                   Dreyfus Financial Services Corp. +        Director                    9/96 - 4/02
                                                                             Chairman                    6/99 - 4/02
                                                                             Chief Executive Officer     6/99 - 4/02

                                   Dreyfus Investment Services Company LLC+  Manager                     11/01 - 12/02
                                                                             Chairman                    11/01 - 12/02
                                                                             Chief Executive Officer     11/01 - 12/02

Diane P. Durnin                    Seven Six Seven Agency, Inc. ++           Director                    4/02 - Present
Vice Chair and Director

Mark N. Jacobs                     Dreyfus Investment                        Director                    4/97 - Present
General Counsel,                   Advisors, Inc.++
Executive Vice President, and
Secretary
                                   The Dreyfus Trust Company+++              Director                    3/96 - Present

                                   The TruePenny Corporation++               President                   10/98 - Present
                                                                             Director                    3/96 - Present

Patrice M. Kozlowski               None
Senior Vice President -
Corporate
Communications

Gary Pierce                        None
Controller

Joseph W. Connolly                 The Dreyfus Family of Funds ++            Chief Compliance           10/04 - Present
Chief Compliance Officer                                                     Officer

                                   The Mellon Funds Trust ++                 Chief Compliance           10/04 - Present
                                                                             Officer

                                   Dreyfus Investment Advisors, Inc. ++      Chief Compliance           10/04 - Present
                                                                             Officer

                                   Lighhouse Growth Advisors, LLC ++         Chief Compliance           10/04 - Present
                                                                             Officer

                                   MBSC, LLC ++                              Chief Compliance           10/04 - Present
                                                                             Officer

                                   Dreyfus Service Corporation ++            Chief Compliance           10/04 - Present
                                                                             Officer

                                   Boston Service Corporation ++             Chief Compliance           10/04 - Present
                                                                             Officer

                                   Mellon Securities Services +              First Vice President       11/01 - 2/04

Anthony Mayo                       None
Vice President -
Information Systems

Theodore A. Schachar               Lighthouse Growth Advisors LLC++          Assistant Treasurer         9/02 - Present
Vice President - Tax
                                   Dreyfus Service Corporation++             Vice President - Tax        10/96 - Present

                                   MBSC, LLC++                               Vice President - Tax        4/02 - Present

                                   The Dreyfus Consumer Credit               Chairman                    6/99 - Present
                                   Corporation ++                            President                   6/99 - Present

                                   Dreyfus Investment Advisors,              Vice President - Tax        10/96 - Present
                                   Inc.++

                                   Dreyfus Service Organization,             Vice President - - Tax      10/96 - Present
                                   Inc.++

Alex G. Sciulli                    AFCO Acceptance Corp.                     Vice President              05/94 - Present
Vice President                     110 William Street
                                   29th Floor
                                   New York, NY 10038-3901

                                   AFCO Credit Corp.                         Vice President              05/94 - Present
                                   110 William Street
                                   29th Floor
                                   New York, NY 10038-3901

                                   The Boston Company, Inc.*                 Vice President              09/01 - Present

                                   Dreyfus Service Corporation++             Vice President              11/01 - Present

                                   Dreyfus Transfer. Inc.++                  Vice President              11/01 - Present

                                   Founders Asset Management LLC****         Authorized Agent            12/01 - Present

                                   Franklin Portfolio Associates LLC*        Vice President              06/01 - Present

                                   Franklin Portfolio Holdings LLC*          Vice President              06/01 - Present

                                   Mellon Bank, N.A.+                        Senior Vice President       08/01 - Present

                                   Mellon HR Solutions LLC                   Vice President              06/02 - Present
                                   2100 N. Central Road
                                   Fort Lee, NJ 07024

                                   Mellon Human Resources  Investor         Vice President              03/04 - Present
                                   Solutions, Inc.+

                                   Mellon Private Trust Company, N.A.*       Vice President for          08/01 - Present
                                                                             Facilities
                                   Mellon Trust of California                Vice President for          08/01 - Present
                                                                             Facilities

                                   Mellon Trust of New England, N.A.*        Vice President              09/03 - Present

                                   Mellon Trust of New York, LLC             Vice President for          08/01 - Present
                                                                             Facilities

                                   Mellon Trust of Washington                Vice President for          08/01 - Present
                                                                             Facilities

                                   Mellon United National Bank               Vice President              09/01 - Present
                                   Mellon Financial Tower
                                   111 Brickell Avenue
                                   Miami, FL 33131

                                   Standish Mellon Asset Management LLC      Vice President              10/01 - Present
                                   One Financial Center
                                   Boston, MA 02210

                                   The Dreyfus Corporation++                 Vice President              11/01 - Present

                                   Katrena Corporation+                      Vice President              08/01 - Present

                                   Laurel Capital Advisors, LLP*             Vice President              08/01 - Present

                                   MBC Investments Corporation+              Vice President              08/01 - Present

                                   MFS Leasing Corp. +                       Vice President              08/01 - Present

                                   MMIP, LLC+                                Vice President              08/01 - Present

                                   Mellon Capital Management Corporation***  Vice President              08/01 - Present

                                   Mellon Equity Associates, LLP+            Vice President              08/01 - Present

                                   Mellon Financial Markets, LLC+            Vice President              08/01 - Present

                                   Mellon Financial Services                 Vice President              08/01 - Present
                                   Corporation #1+

                                   Mellon Financial Services                 Vice President              08/01 - Present
                                   Corporation #4+

                                   Mellon Funding Corporation+               Vice President              08/01 - Present

                                   Mellon Insurance Agency, Inc. +           Vice President              08/01 - Present

                                   Mellon International Investment           Vice President              08/01 - Present
                                   Corporation+

                                   Mellon International Leasing Company+     Vice President              08/01 - Present

                                   Mellon Leasing Corporation+               Vice President              08/01 - Present

                                   Mellon Overseas Investment Corporation+   Vice President              08/01 - Present

                                   Mellon Trust Company of Illinois+         Vice President              08/01 - Present

                                   Mellon VA Partners, LLC+                  Vice President              08/01 - Present

                                   Mellon Ventures, Inc. +                   Vice President              08/01 - Present

                                   Pontus, Inc. +                            Vice President              08/01 - Present

                                   Texas AP, Inc. +                          Vice President              08/01 - Present

James Bitetto                      The TruePenny Corporation++               Secretary                   9/98 - Present
Assistant Secretary
                                   Dreyfus Service Corporation++             Assistant Secretary         8/98 - Present

                                   Dreyfus Investment                        Assistant Secretary         7/98 - Present
                                   Advisors, Inc.++

                                   Dreyfus Service                           Assistant Secretary         7/98 - Present
                                   Organization, Inc.++

                                   The Dreyfus Consumer Credit               Vice President and          2/02 - Present
                                   Corporation++                             Director
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* The address of the business so indicated is One Boston Place, Boston,
  Massachusetts, 02108.

** The address of the business so indicated is One Bush Street, Suite 450, San
   Francisco, California 94104.

*** The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.

**** The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.

+ The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.

++ The address of the business so indicated is 200 Park Avenue, New York, New
   York 10166.

+++ The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

     (b) Registrant is fulfilling the requirement of this Item 31(b) to provide a list of the officers and directors of Standish Mellon Asset Management Company
LLC ("Standish Mellon"), the sub-investment adviser to Registrant, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by Standish Mellon or that firm's officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by Standish Mellon (SEC File No. 801-60527).


ITEM 32. LOCATION OF ACCOUNTS AND RECORDS
-------- --------------------------------

     The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder will be maintained as follows: journals, ledgers, securities records and other original records will be maintained principally at the offices of the Registrant's Custodian, [_______]. All other records so required to be maintained will be maintained at the offices of The Dreyfus
Corporation, 200 Park Avenue, New York, New York 10166.

ITEM 33. MANAGEMENT SERVICES
-------- -------------------

     Not applicable.

ITEM 34. UNDERTAKINGS
-------- ------------

     (1) Registrant undertakes to suspend the offering of shares until the prospectus is amended if, subsequent to the effective date of this Registration
Statement, its net asset value declines more than ten percent from its net asset value as of the effective date of the Registration Statement or its net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

     (2) Not applicable.

     (3) Not applicable.

     (4) Not applicable.

     (5) Registrant hereby undertakes that:

          (a) for the purposes of determining any liability under the Securities
Act, the information omitted from the form of prospectus filed as part of the Registration Statement in reliance on Rule 430A and contained in the form of prospectus filed by Registrant under Rule 497(h) under the Securities Act shall be deemed to be part of the Registration Statement as of the time it was declared effective; and

          (b) for the purpose of determining any liability under the Securities
Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

     (6) Registrant undertakes to send by first-class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York, State of New York, on the 10th day of August, 2007.

                                     DREYFUS GLOBAL DIVERSIFIED INCOME FUND

                                     By:  /s/ J. DAVID OFFICER
                                          ---------------------
                                          Name:  J. David Officer
                                          Title:    President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

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


SIGNATURES                           TITLE                                                             DATE
----------                           -----                                                             -----
/s/  J. DAVID OFFICER                President (Principal Executive Officer)                       August 10, 2007
----------------------------
J. David Officer

/s/  JAMES WINDELS                   Treasurer (Principal Financial and Accounting Officer)        August 10, 2007
----------------------------
James Windels

/s/  JEFF PRUSNOFSKY                 Trustee                                                       August 10, 2007
----------------------------
Jeff Prusnosky

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